iShares Dow Jones Series
iShares Cohen & Steers Series


SEMI-ANNUAL REPORT
October 31, 2001

[LOGO] iShares

                                                         The way you invest now.
                                                                    Only better.

TABLE OF CONTENTS

Shareholder Letter..........................................      1
Market Overview.............................................      3
Managers' Discussion & Analysis.............................      4
Schedules of Investments....................................     36
  iShares Dow Jones U.S. Total Market Index Fund............     36
  iShares Dow Jones U.S. Basic Materials Sector Index
    Fund....................................................     56
  iShares Dow Jones U.S. Consumer Cyclical Sector Index
    Fund....................................................     57
  iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index
    Fund....................................................     61
  iShares Dow Jones U.S. Energy Sector Index Fund...........     63
  iShares Dow Jones U.S. Financial Sector Index Fund........     64
  iShares Dow Jones U.S. Healthcare Sector Index Fund.......     68
  iShares Dow Jones U.S. Industrial Sector Index Fund.......     71
  iShares Dow Jones U.S. Technology Sector Index Fund.......     74
  iShares Dow Jones U.S. Telecommunications Sector Index
    Fund....................................................     78
  iShares Dow Jones U.S. Utilities Sector Index Fund........     79
  iShares Dow Jones U.S. Chemicals Index Fund...............     81
  iShares Dow Jones U.S. Financial Services Index Fund......     82
  iShares Dow Jones U.S. Internet Index Fund................     84
  iShares Dow Jones U.S. Real Estate Index Fund.............     85
  iShares Cohen & Steers Realty Majors Index Fund...........     86
Financial Statements........................................     87
Financial Highlights........................................    101
Notes to the Financial Statements...........................    107

To Our Shareholders

The iShares(R) Funds' semi-annual period ended October 31, 2001 was one of continued market volatility. Significant events during this period included:

 .  The S&P 500 experienced its worst quarter since the third quarter of 1987.

 .  The federal government passed a 10-year, $1.35 trillion tax-cut package.

 . The Federal Reserve Board lowered short-term interest rates five times during the reporting period, bringing the federal funds rate to 3.00% and the discount rate to 2.50% by September 30.

 . The terrorist attacks on September 11 that tragically took the lives of more than 3,000 people and affected lives around the world also resulted in the equity markets remaining closed for four days, the longest period since world War I.

As you read through this report and review the performance of the iShares in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

We trust that the iShares are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares as part of your long-term investment program. iShares offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

iShares Funds                                                      December 2001




--------------------------------------------------------------------------------
iShares Shareholder Letter                                                page 1

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

U.S. equity markets struggled during the semi-annual period ending October 31, 2001 (the "reporting period"). During the period, the earnings warnings and revisions that had begun in late 2000 became commonplace, as did layoffs. Poor economic indicators contributed to the bleak outlook.

In response to the signs of a faltering economy, the Federal Reserve Board (the "Fed") continued the campaign that it had begun in January to avoid a recession. By the end of October, the Fed had lowered rates five times during the reporting period (following four cuts earlier in the year). The cuts represented a cumulative 2.50%, reducing the federal funds rate to 2.50% and the discount rate to 2.00%. Despite these actions, discouraging economic signs and poor earnings growth continued to weigh on the markets. Industrial output figures fell throughout the period. GDP growth dropped while the unemployment rate climbed.

The terrorist attacks on U.S. soil on September 11 accelerated the broad market sell off. After remaining closed for four days following the attacks, equity markets reopened on September 17. Despite the combined effects of monetary stimulus from the Fed and fiscal stimulus from the federal government, equity markets continued to decline through the remainder of the month. The losses resulted in the largest quarterly declines for both the S&P 500 and the Dow Industrials since the quarter that included the stock market crash of 1987.

In October, economic reports confirmed the economic blow that the September 11 events had caused. The October jobless rate reached 5.4%, its highest level in 15 years. Leading the jobless claims were employees of airline and travel-related businesses. Retail sales fell 2.2% in September from August, as individuals stayed home in the days following the attack. Finally, GDP fell at an annualized rate of 0.4% in the third quarter.



--------------------------------------------------------------------------------
iShares Market Overview                                                   page 3

Managers' Discussion & Analysis

                iShares Dow Jones U.S. Total Market Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                           Year Ended 10/31/01             Inception to 10/31/01
                                                           -------------------             ---------------------
              Fund                    Inception Date      NAV      Market    Index       NAV         Market      Index
              ----                    --------------      ---      ------    -----       ---         ------      -----
iShares Dow Jones U.S. Total Market
 Index Fund                              06/12/00        (26.12)%  (26.50)%  (25.99)%    (19.62)%    (20.57)%    (19.45)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                                Sector Breakout
                                ---------------

                         Basic Materials         2.22%
                         Consumer Cyclical      12.72%
                         Consumer Non-Cyclical   8.11%
                         Energy                  6.38%
                         Financial              19.07%
                         Healthcare             15.21%
                         Industrial             12.00%
                         Technology             15.67%
                         Telecommunications      5.29%
                         Utilities               3.33%


The iShares Dow Jones U.S. Total Market Index Fund seeks to track the performance of the Dow Jones U.S. Total Market Index. For the semi-annual period ended October 31, 2001, the iShares Dow Jones U.S. Total Market Index Fund declined 14.95%. During the same period, the Index dropped 14.85%.

Many of the themes of previous months carried over into the reporting period, which opened amid earnings disappointments, weak economic indicators and job cuts. Working to prevent the sluggish economy from falling into recession, the Federal Reserve Board ("the Fed") continued its policy of lowering interest rates. Following four rate cuts earlier in the year, the Fed chopped rates an additional five times during the six-month reporting period. By the end of October, the fed funds rate stood at 2.50%, its lowest level in almost forty years.

However, the Fed's actions were not sufficient to prop up the sagging economy. Second quarter earnings announcements included reports of missed targets and downward revisions for annual revenue estimates. In August, weak economic indicators, including poor

--------------------------------------------------------------------------------
 page 4                                                                i|Shares

GDP figures and high unemployment claims, made economic recovery appear more distant. The September 11 terrorist attacks on U.S. soil compounded the markets' troubles. Equity markets closed for four days following the attacks, reopening on September 17. Despite preemptive action by both the Fed and the federal government, markets suffered further declines through the end of the month. In October, newly-released economic figures revealed the economic impact of the attack: retail sales dropped 2.2% in September, and GDP fell at a 0.4% rate in the third quarter.

Not surprisingly, the technology sector (15.67% of the Index as of October 31, 2001) bore the brunt of the declines, falling 27.15%. Utilities stocks, which, at 3.33% of the Index are among the smallest sector weighting in the Index, fell 23.83%. As would be expected, consumer cyclicals (12.72% of the Index) were negatively impacted by the slowing economy, declining 20.20%. The only sectors to log positive returns were consumer non-cyclicals (8.11% of the Index as of October 31), which gained 4.41% and real estate (1.06% of the Index), which returned 0.612%.

Individual stock performance reflected the volatile market conditions. The largest holding in the Index, General Electric (3.43% of the Index as of October 31, 2001), dropped 24.39% during the period. Technology giants Microsoft (2.54% of the Index as of October 31, 2001) and Intel (1.56% of the Index) also suffered, falling 14.17% and 20.89%, respectively. Pharmaceutical company
Merck & Co. (1.40% of the Index as of October 31) declined 15.17%. Of the Index's ten largest names, the sole positive performer over the reporting period was Johnson & Johnson (1.66% of the Index), which gained 20.88%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 5

Managers' Discussion & Analysis

           iShares Dow Jones U.S. Basic Materials Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                               Year Ended 10/31/01          Inception to 10/31/01
                                                               -------------------          ---------------------
                 Fund                    Inception Date     NAV     Market     Index       NAV       Market     Index
                 ----                    --------------     ---     ------     -----       ---       ------     -----
iShares Dow Jones U.S. Basic Materials
 Sector Index Fund                           06/12/00       3.73%   3.88%      4.13%       (0.20)%    1.84%     (0.20)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                              Top 10 Index Holdings
                              ---------------------


              Du Pont (E.I.) de Nemours                  17.84%
              Dow Chemical Co.                           12.78%
              Alcoa Inc.                                 11.96%
              International Paper Co.                     7.37%
              Weyerhaeuser Co.                            4.58%
              Air Products & Chemicals Inc.               3.93%
              Praxair Inc.                                3.24%
              Georgia-Pacific Corp.                       2.67%
              Rohm & Haas Co. "A"                         2.35%
              Avery Dennison Corp.                        2.18%


The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks to track the performance of the Dow Jones U.S. Basic Materials Sector Index. For the semi-annual period ended October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Basic Materials Sector Index Fund declined 9.99%. During the same period, the Index declined 9.73%.

Volatile markets and signs of a weakening economy continued during the reporting period. Although the Federal Reserve Board (the "Fed") lowered rates an additional five times during the six-month period (following four cuts earlier in the year), the monetary stimulus did little to revive the slowing economy.

Markets slumped in May, when the first quarter GDP number was revised downward. The summer months brought weak corporate earnings reports, high unemployment claims, and warnings of lower future revenues. When second quarter GDP growth was reported to be a mere 0.2%, many investors' hopes for economic recovery in the second half of the year were dashed. The terrorist attacks on September 11 dealt the frail economy another blow. Despite a 0.50% rate cut before markets reopened and fiscal stimulus provided by the Federal government, markets slumped through the end of September. Poor economic figures released in October reflected the


--------------------------------------------------------------------------------
 page 6                                                                i|Shares
economic effects of the September 11 attacks: job losses for the month of September, largely coming from airlines and travel-related businesses, were the largest since February of 1991. Retail sales levels, one of the last positive holdouts in the face of the slowing economy, dropped 2.2% in September. GDP levels fell at a 0.4% annual rate, its first contraction in more than eight years.

The slower growth in the U.S. economy was echoed around the world, despite moves by central banks to stimulate their respective economies. The global slowdown translated into reduced demand for basic materials such as oil, lumber, and metals. For oil, the picture was particularly bleak, as the price of crude oil fell 15% to $22.01 on September 24 alone, the biggest one-day decline since the Gulf War in 1991.

As would be expected, many basic materials shares suffered losses during the reporting period. Hardest hit was aluminum company Alcoa (11.96% of the Index as of October 31, 2001), which fell 21.10%. Forest products companies also reflected the economic slowdown: International Paper Company (7.37% of the Index as of October 31, 2001), Weyerhaeuser (4.58% of the Index as of October 31,
2001), and Georgia-Pacific (2.67% of the Index) fell 7.49%, 9.77%, and 13.97%, respectively. E.I. Du Pont De Nemours and Co., the largest holding over the period in the Index at 17.84% as of October 31, 2001, fell 10.08%. The only positive contributors to performance were Dow Chemical Company (12.78% of the Index as of October 31, 2001) and Praxair (3.24% of the Index), which barley finished the period in positive territory, returning 1.46% and 0.37%, respectively.



--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 7

Managers' Discussion & Analysis

          iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
                          Performance as of 10/31/01
--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                            Year Ended 10/31/01                Inception to 10/31/01
                                                            -------------------                ---------------------
                 Fund                    Inception Date     NAV       Market     Index       NAV       Market     Index
                 ----                    --------------     ---       ------     -----       ---       ------     -----
iShares Dow Jones U.S. Consumer
 Cyclical Sector Index Fund                  06/12/00       (17.27)%  (16.50)%   (16.85)%    (14.57)%  (14.64)%   (14.16)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------


                   Wal-Mart Stores Inc.                   10.58%
                   AOL Time Warner Inc.                    9.92%
                   Home Depot Inc.                         6.62%
                   Viacom Inc. "B"                         4.19%
                   Walt Disney Co. (The)                   2.89%
                   McDonald's Corp.                        2.52%
                   Walgreen Co.                            2.45%
                   Comcast Corp.                           2.43%
                   Cardinal Health Inc.                    2.22%
                   Ford Motor Co.                          2.11%


The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks to track the performance of the Dow Jones U.S. Consumer Cyclical Sector Index. The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund declined 20.42% during the semi-annual period ended October 31, 2001 (the "reporting period"). For the same period, the Index declined 20.20%.

Stock markets suffered through a difficult six months, driven by many of the same themes from previous reporting periods: corporations announced layoffs and missed earnings targets, economic signs weakened, and the Federal Reserve Board (the "Fed") continued its easing of monetary policy in an attempt to help the economy sidestep a recession.

The seemingly endless stream of negative news began in May, when the first quarter GDP number was revised downward. By July, second quarter earnings brought another wave of lower earnings reports from Corporate America. Compounding the bleak outlook, second quarter GDP growth was reported at 0.2%, and by August, unemployment claims had risen to 4.9%. A flailing economy was dealt another blow on September 11, when the terrorist attacks on the U.S. that took the lives of so many Americans also robbed many investors of their confidence in the markets. Markets slumped through the end of September. By October, economic figures revealed the ripple economic effects of the attack:
GDP levels fell 0.4% while unemployment levels again surged.



--------------------------------------------------------------------------------
 page 8                                                                i|Shares

The slowdown in the economy was finally reflected in consumer spending levels. Overall, consumer spending dropped 1.8% in September, its biggest drop since 1987. On the retail level, sales dropped 2.2% in September, its biggest drop in a decade, as customers curtailed purchases on all but the most essential items in the wake of the attack. Discount stores fared better than department stores, and some retailers were able to lure customers in with offers of zero percent financing and deep discounts.

On an individual stock basis, all of the ten largest holdings in the Index posted negative returns for the reporting period. Ford Motor Company (2.11% of the Index as of October 31, 2001) suffered the largest declines, falling 44.39%. AOL Time Warner (9.92% of the Index as of October 31, 2001), Viacom (4.19% of the Index as of October 31, 2001) and The Walt Disney Company (2.89% of the Index) fell 38.42%, 29.87%, and 38.55%, respectively. Reflecting the relative strength of discount stores during the period, Wal-Mart Stores, the Index's largest holding at 10.58% of the Index as of October 31, fell only 0.36%.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 9

Managers' Discussion & Analysis

        iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                            Year Ended 10/31/01              Inception to 10/31/01
                                                            -------------------              ---------------------
                 Fund                   Inception Date     NAV      Market     Index       NAV       Market     Index
                 ----                   --------------     ---      ------     -----       ---       ------     -----
iShares Dow Jones U.S. Consumer
 Non-Cyclical Sector Index Fund            06/12/00        (0.39)%  0.13%      (0.52)%      2.94%     2.15%      3.80%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------


               Coca-Cola Co.                         12.83%
               Philip Morris Companies Inc.          12.10%
               Procter & Gamble Co.                  11.27%
               PepsiCo Inc.                          10.09%
               Anheuser-Busch Companies Inc.          4.42%
               Colgate-Palmolive Co.                  3.78%
               Gillette Co.                           3.49%
               Kimberly-Clark Corp.                   3.46%
               Safeway Inc.                           2.45%
               Kroger Co.                             2.35%


The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund seeks to track the performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index. For the semi-annual period ended October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund returned 4.04%. During the same period, the Index returned 4.41%.

Many of the themes of previous months carried over into the reporting period, which opened amid earnings disappointments, weak economic indicators and job cuts. Working to prevent the sluggish economy from falling into recession, the Federal Reserve ("the Fed") continued its stance on lowering interest rates. Following four rate cuts earlier in the year, the Fed chopped rates an additional five times during the reporting period. By the end of October, the Fed funds rate stood at 2.50%, its lowest level in nearly forty years.

--------------------------------------------------------------------------------
 page 10                                                               i|Shares

Despite these moves, most signs pointed toward the possibility of recession, and stock prices generally drifted lower over the next few months. Economic figures released during the period only fueled the decline: second quarter GDP growth was a paltry 0.2%, and, in August, unemployment figures reached 4.9%. On September 11, the terrorist attack that impacted the emotions of all Americans also rattled an already shaky market. After remaining closed for four days following the attack, equity markets reopened on September 17, falling sharply through the end of the month. Numbers released in October confirmed the economic damage that many investors had suspected: GDP and retail sales levels dropped in September, while unemployment levels rose.

The general economic slowdown permeated into most sectors, as consumer and capital spending shrank during the period. Consumer non-cyclicals, however, were one of the least affected sectors and the only sector to post gains for the six-month reporting period. Because the stocks that comprise the Index produce basic goods and services that are purchased even during an economic slowdown, their share prices tend to be less sensitive to a downturn in the economy.

The best performing holding of the Index's top ten, Procter & Gamble (11.27% of the Index as of October 31, 2001), logged a healthy 24.21% gain during the reporting period. PepsiCo (10.09% of the Index as of October 31, 2001) and Coca-Cola Company (12.83% of the Index as of October 31, 2001) also performed well, returning 11.88% and 4.44%, respectively. Gillette Company (3.49% of the Index as of October 31) gained 10.85%, and supermarket chain Kroger (2.35% of the Index) returned 8.28%. The biggest detractor from Index performance was Safeway Inc. (formerly Safeway Stores) (2.45% of the Index as of October 31), which fell 23.30% due to lower than expected sales growth which led some analysts to downgrade the stock.



--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 11

Managers' Discussion & Analysis

                iShares Dow Jones U.S. Energy Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01                 Inception to 10/31/01
                                                         -------------------                 ---------------------
              Fund                  Inception Date      NAV        Market    Index        NAV        Market      Index
              ----                  --------------      ---        ------    -----        ---        ------      -----
iShares Dow Jones U.S. Energy
 Sector Index Fund                      06/12/00        (7.95)%    (7.76)%   (9.28)%     (5.09)%     (6.24)%     (4.54)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


                    Exxon Mobil Corp.                     40.83%
                    ChevronTexaco Corp.                   14.05%
                    Schlumberger Ltd.                      4.13%
                    El Paso Corp.                          3.72%
                    Phillips Petroleum Co.                 2.78%
                    Conoco Inc.                            2.39%
                    Williams Companies Inc.                2.34%
                    Anadarko Petroleum Corp.               2.11%
                    Baker Hughes Inc.                      1.79%
                    Halliburton Co.                        1.58%


The iShares Dow Jones U.S. Energy Sector Index Fund seeks to track the performance of the Dow Jones U.S. Energy Sector Index. For the semi-annual period ended October 31, 2001, 2001 (the "reporting period"), the iShares Dow Jones U.S. Energy Sector Index Fund declined 17.79%. During the same period, the Index fell 17.24%.

The reporting period opened amid familiar themes of earnings warnings, layoffs, and weak economic reports. In its effort to stimulate the slowing economy, the Federal Reserve Board ("the Fed"), continued a campaign of lowering short-term interest rates throughout the period. After four rate cuts earlier in the year, the Fed lowered rates five times during the six-month period. By the end of October, the federal funds rate stood at 2.50%.

Despite the Fed's attempts, however, most signs pointed toward the possibility of a recession, and stock prices generally drifted lower over the next few months. Economic figures released during the period only fueled the decline: second quarter GDP growth was a paltry 0.2%, and, in August, unemployment figures reached 4.9%. On September 11, the terrorist attacks that impacted the emotions of



--------------------------------------------------------------------------------
 page 12                                                               i|Shares
all Americans also rattled an already shaky market. After remaining closed for four days following the attack, equity markets reopened on September 17, falling sharply through the end of the month. Numbers released in October confirmed the economic damage that many investors had suspected: GDP and retail sales levels dropped in September, while unemployment levels soared.

The weakening U.S. economy was part of a broader global slowdown that had begun in previous quarters and was exacerbated by the events of September 11. Oil and energy prices slumped during the period in the face of shrinking demand. Despite the U.S. war on terrorism, Saudi Arabia assured the world that it would not cut oil supply, quelling any fears that the price of oil might rise. Therefore, fears of a global recession outweighed concerns of limited supply, causing the price of oil to fall. On September 24 alone, the price of crude oil fell 15% to $22.01 per barrel, representing its largest one-day drop since the Gulf War in 1991.

In terms of individual holdings, the ten largest holdings of the Index all posted declines during the reporting period. The smaller oil services and exploration companies, which tend to be more sensitive to changes in the price of oil than the larger, diversified oil companies, suffered the most. Oil services companies Schlumberger Ltd (4.13% of the Index as of October 31, 2001) and Halliburton Company (1.58% of the Index) fell 26.48% and 42.46%, respectively. Diversified oil companies Exxon Mobil (40.83% of the Index as of October 31, 2001) and Chevron Texaco (14.05% of the Index as of October 31,
2001), on the other hand, suffered less severe declines, dropping 9.98% and 7.02%. Natural gas companies also languished as demand dropped: El Paso Corporation (3.72% of the Index) and Williams Companies Inc. (2.34% of the Index as of October 31) declined 28.13% and 30.87%, respectively.



--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 13

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Financial Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01                   Inception to 10/31/01
                                                         -------------------                   ---------------------
              Fund                 Inception Date       NAV       Market    Index            NAV        Market      Index
              ----                 --------------       ---       ------    -----            ---        ------      -----
iShares Dow Jones U.S. Financial
 Sector Index Fund                     05/22/00        (11.56)%   (11.91)%  (10.93)%         3.53%      1.65%       4.23%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


                    Citigroup Inc.                               11.70%
                    American International Group
                    Inc.                                         10.20%
                    Bank of America Corp.                         4.72%
                    Fannie Mae                                    4.11%
                    JP Morgan Chase & Co.                         3.49%
                    Wells Fargo & Company                         3.36%
                    Morgan Stanley Dean Witter & Co.              2.48%
                    Freddie Mac                                   2.35%
                    Wachovia Corp.                                1.99%
                    Bank One Corp.                                1.91%


The iShares Dow Jones U.S. Financial Sector Index Fund seeks to track the performance of the Dow Jones U.S. Financial Sector Index. During the semi-annual period ended October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Financial Sector Index Fund declined 9.89%. During the same period, the Index fell 9.58%.

The reporting period opened amid earnings disappointments, weak economic indicators and job cuts. Working to prevent the sluggish economy from falling into recession, the Federal Reserve ("the Fed") continued its campaign to lower interest rates. Following four rate cuts earlier in the year, the Fed chopped rates an additional five times during the next six months. By the end of October, the fed funds rate stood at 2.50%, its lowest level in nearly forty years.

However, the Fed's actions were not enough to revive the economy. As the period progressed, many signs pointed toward possible recession, and stock prices generally drifted lower. Second quarter earnings announcements included reports of missed targets and


--------------------------------------------------------------------------------
 page 14                                                               i|Shares
downward revisions for annual revenue estimates. In August, weak economic indicators, including poor GDP figures and high unemployment claims, made economic recovery appear more distant. Then, on September 11, the terrorist attacks on the U.S. compounded the markets' troubles. Equity markets closed for four days following the attack, reopening on September 17. Despite preemptive action by both the Fed and the federal government, markets suffered further declines through the end of the month. The economic impact of the attacks was apparent with the economic figures released in October: retail sales dropped 2.2% in September alone, while unemployment levels rose, particularly in the airline and travel-related industries.

Most sectors were unable to escape the market downturn, and financial stocks were no exception. In general, banks performed relatively well, benefiting from lower short-term interest rates, while investment banks experienced the largest declines.

In terms of individual holdings of the Index, investment banks J.P. Morgan
Chase & Co. (3.49% of the Index as of October 31, 2001) and Morgan Stanley Dean Witter & Co. (2.48% of the Index as of October 31, 2001) suffered the biggest losses over the reporting period, falling 25.03% and 21.45%, respectively. Bank One Corporation (1.91% of the Index as of October 31, 2001) declined 11.04%. The largest holding in the Index at 11.70% of the Index, Citigroup lost 6.84%. Bank of America (4.72% of the Index), however, gained 7.31%. Benefiting from increased mortgage refinance activity, Fannie Mae (4.11% of the Index as of October 31) and Freddie Mac (2.35% of the Index) also logged positive returns, returning 1.62% and 3.71%, respectively.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 15

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Healthcare Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01                 Inception to 10/31/01
                                                         -------------------                 ---------------------
              Fund                Inception Date      NAV        Market     Index        NAV        Market      Index
              ----                --------------      ---        ------     -----        ---        ------      ------
iShares Dow Jones U.S.
 Healthcare Sector Index Fund        06/12/00        (10.67)%    (10.19)%   (10.26)%     1.83%      (2.27)%     2.57%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


                  Pfizer Inc.                            16.54%
                  Johnson & Johnson                      10.90%
                  Merck & Co. Inc.                        9.19%
                  Bristol-Myers Squibb Co.                6.53%
                  Abbott Laboratories                     4.80%
                  Lilly (Eli) and Company                 4.61%
                  American Home Products Corp.            4.57%
                  Amgen Inc.                              3.69%
                  Schering-Plough Corp.                   3.39%
                  Pharmacia Corporation                   3.26%


The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks to track the performance of the Dow Jones U.S. Healthcare Sector Index. For the semi-annual period ended October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Healthcare Sector Index Fund declined 1.67%. During the same period, the Index dropped 1.37%.

Stock markets suffered through a difficult six months, driven by many of the familiar themes from previous reporting periods: corporations announced layoffs and missed earnings targets, economic signs weakened, and the Federal Reserve Board (the "Fed") continued its easing of monetary policy in an attempt to help the economy sidestep a recession.

Markets slumped in May, when the first quarter GDP number was revised downward. The summer months brought weak corporate earnings reports, high unemployment claims, and warnings of lower future revenues. When second quarter GDP growth was reported to be a mere 0.2%, many investors' hopes for economic recovery in the second half of the year were dashed. The terrorist attacks on September 11 dealt the frail economy another blow. Despite a 0.50% rate cut before markets reopened and fiscal stimulus provided by


--------------------------------------------------------------------------------
 page 16                                                               i|Shares
the Federal government, markets slumped through the end of September. Poor economic figures released in October reflected the economic effects of the September 11 attacks: job losses for the month of September, largely coming from airlines and travel-related businesses, were the largest since February of 1991. Retail sales levels, one of the last positive holdouts in the face of the slowing economy, dropped 2.2% in September. GDP levels fell at a 0.4% annual rate, its first contraction in more than eight years.

Most sectors experienced declines during the reporting period, and the healthcare sector was not immune to the downward trend. However, within, the group, some of the more traditional healthcare names fared better than the more growth-oriented biotechnology companies.

The best performing individual holding of the Index's top ten positions over the reporting period was Johnson & Johnson (10.90% of the Index as of October 31, 2001), which gained a healthy 20.88%. Abbott Labs (4.80% of the Index as of October 31, 2001) delivered a 15.18% gain, and pharmaceutical giant Bristol Myers Squibb (6.53% of the Index as of October 31, 2001) saw its share price rise 1.27% during the reporting period. On the other side of the performance spectrum, Pharmacia Corporation (3.26% of the Index as of October 31, 2001) declined 21.98%, while Merck & Company (9.19% of the Index) fell 15.17%.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 17

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Industrial Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01                 Inception to 10/31/01
                                                         -------------------                 ---------------------
              Fund                Inception Date      NAV        Market      Index        NAV        Market      Index
              ----                --------------      ---        ------      -----        ---        ------      -----
iShares Dow Jones Industrial
 Sector Index Fund                  06/12/00         (26.34)%    (26.20)%    (27.17)%     (17.66)%   (17.86)%    (18.67)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


           General Electric Co.                          28.61%
           Tyco International Ltd.                        7.69%
           Minnesota Mining & Manufacturing Co.           3.27%
           Automatic Data Processing Inc.                 2.55%
           Electronic Data Systems Corp.                  2.19%
           First Data Corp.                               2.11%
           Boeing Co.                                     2.08%
           United Technologies Corp.                      2.01%
           Honeywell International Inc.                   1.88%
           Emerson Electric Co.                           1.66%


The iShares Dow Jones U.S. Industrial Sector Index Fund seeks to track the performance of the Dow Jones U.S. Industrial Sector Index. For the semi-annual period ended October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Industrial Sector Index Fund declined 18.39%. During the same period, the Index declined 18.54%.

The familiar themes of previous months were replayed during the reporting period, including earnings disappointments, weak economic indicators and job cuts. In its effort to avoid a recession, the Federal Reserve Board ("the Fed") continued its stance on lowering interest rates. Following four rate cuts earlier in the year, the Fed chopped rates an additional five times during the six-month reporting period. By the end of October, the fed funds rate stood at 2.50%.

Despite the interest rate cuts, markets declined during the six-month reporting period. Second quarter earnings announcements included reports of missed targets and downward revisions for annual revenue estimates. In August, weak economic indicators, including poor GDP figures and high unemployment claims, made economic recovery appear more distant. The September 11 terrorist attacks on U.S.


--------------------------------------------------------------------------------
 page 18                                                               i|Shares
soil that affected the lives of all Americans also compounded the markets' troubles. Equity markets closed for four days following the attacks, reopening on September 17. Despite preemptive action by both the Fed and the federal government, markets suffered further declines through the end of the month. In October, newly-released economic figures revealed the economic impact of the attack: retail sales dropped 2.2% in September, the jobless rate rose to 5.4% the first week in October, and GDP fell at a 0.4% rate in the third quarter.

The sluggish economic conditions in the U.S. were echoed around the world. Despite actions by central banks worldwide to stimulate economic growth, the global slowdown that had already begun was exacerbated by the terrorist attacks. As slower growth led to a cutback in industrial production, the industrial sector languished.

Not surprisingly, the hardest hit holding in the Index's top ten positions over the reporting period was Boeing (2.08% of the Index as of October 31, 2001). The decline in airline travel in the wake of the terrorist attack hurt the aerospace company, whose stock fell 46.95%. Honeywell International (1.88% of the Index as of October 31, 2001) and United Technologies (2.01% of the Index as of
October 31, 2001) fell 38.93% and 30.58%, respectively. The largest holding in the Index, General Electric (28.61% of the Index) declined 24.39%. Electronic Data Services (2.19% of the Index as of October 31) and First Data Corporation (2.11% of the Index), managed to finish the period in positive territory, returning 0.28% and 0.26%, respectively.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 19

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Technology Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01               Inception to 10/31/01
                                                         -------------------               ---------------------
              Fund                 Inception Date      NAV        Market     Index        NAV        Market      Index
              ----                 --------------      ---        ------     -----        ---        ------      -----
iShares Dow Jones U.S. Technology
 Sector Index Fund                     05/15/00        (56.81)%   (55.95)%   (56.54)%     (46.91)%   (44.17)%    (46.68)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


            Microsoft Corp.                                      16.22%
            International Business Machines Corp.                11.42%
            Intel Corp.                                           9.96%
            Cisco Systems Inc.                                    7.46%
            Oracle Corp.                                          3.51%
            Dell Computer Corp.                                   3.35%
            Texas Instruments Inc.                                2.94%
            QUALCOMM Inc.                                         2.24%
            Motorola Inc.                                         2.17%
            Sun Microsystems Inc.                                 2.00%


The iShares Dow Jones U.S. Technology Index Fund seeks to track the performance of the Dow Jones U.S. Technology Sector Index. For the six months through October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Technology Index Fund declined 27.34%. Over the same period, the Index fell 27.15%.

The economy continued to worsen throughout the reporting period, as rising unemployment and falling corporate revenues helped to push stock prices downward. Unemployment was a critical issue during the period. By the end of October, the jobless rate stood at 5.4%, leaping from 4.9% in September, the worst one-month increase in 15 years. This increasing unemployment led to declines in consumer confidence, as well as consumer spending, which fell 1.8% in September. Investors watched these developments with concern, as consumer spending is an important component of the economy. Elsewhere, industrial production was also weak, falling for the 12th straight month in September, its longest decline in more than 50 years. In this already weakened economic environment, the tragic events of September 11, 2001 dampened chances for recovery even further. The Commerce Department, adjusting GDP figures to account for the effects of the tragedy, said that the economy contracted 0.4% in the third quarter.


--------------------------------------------------------------------------------
 page 20                                                               i|Shares

During the reporting period, the Federal Reserve Board (the "Fed") reduced interest rates consistently, seeking to restore economic expansion. On May 15, 2001, the Fed cut rates to 4.00%, a seven-year low. Other rate cuts followed, including a half percentage point reduction on October 2 -- the ninth cut of the year -- bringing the fed funds rate to 2.50%. However, despite interest rates being at their lowest level since 1962, there remained few signs of economic recovery during the period.

Amid this economic weakness, technology stocks were among the worst-performing. Corporate spending on information technology had been an important support for technology companies. With the decline in corporate spending, revenues and in turn stock prices, were negatively affected. Over the period, the stocks of global software and computing leaders Microsoft (16.22% of the Index as of October 31, 2001) and IBM (11.42% of the Index as of October 31, 2001) fell 14.17% and 5.9%, respectively. Intel (9.96% of the Index) shares declined 20.89% on continued weakness in revenues. Oracle (3.51% of the Index as of October 31) stock lost 16.09%, and Texas Instruments (2.94% of the Index) also had a difficult semiannual period, with its shares falling 27.58%. Qualcomm Incorporated (2.24% of the Index) stock dropped 14.37% over the period. Sun Microsystems (2.00% of the Index as of October 31) was the worst-performing stock among the top ten holdings, as its shares lost 40.71% amid a major fall in revenues. Of the top ten holdings, only Motorola (2.17% of the Index) shares managed to rise, gaining 5.84%.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 21

Managers' Discussion & Analysis

          iShares Dow Jones U.S. Telecommunications Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                            Year Ended 10/31/01                  Inception to 10/31/01
                                                            -------------------                  ---------------------
                 Fund                   Inception Date    NAV      Market     Index            NAV       Market     Index
                 ----                   --------------    ---      ------     -----            ---       ------     -----
iShares Dow Jones U.S.
 Telecommunications Sector Index Fund      05/22/00       (41.11)% (40.77)%   (33.83)%        (34.70)%   (34.15)%   (27.57)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


             Verizon Communications Inc.                         24.12%
             SBC Communications Inc.                             23.09%
             BellSouth Corp.                                     12.43%
             AT&T Corp.                                           9.66%
             WorldCom Inc.                                        7.08%
             AT&T Wireless Services Inc.                          6.55%
             Qwest Communications International Inc.              3.15%
             Alltel Corp.                                         3.04%
             Sprint Corp. (FON Group)                             2.84%
             Sprint Corp. (PCS Group)                             2.39%


The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks to track the performance of the Dow Jones U.S. Telecommunications Sector Index. For the six months through October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Telecommunications Sector Index Fund declined 21.69%. Over the same period, the Index fell 17.92%.

Economic conditions weakened throughout the reporting period, hampering corporate performance and, in turn, negatively affecting stock prices. A key indicator of economic difficulties was the rising unemployment rate. By the end of October, the jobless rate stood at 5.4%, leaping from 4.9% in September, the worst one-month increase in 15 years. Increasing unemployment led to declines in consumer confidence, as well as consumer spending, which fell 1.8% in September. Industrial production was another weak spot in the economy, falling for the 12th straight month in September, the longest decline in more than 50 years. In this already fragile economic environment, the tragic events of September 11, 2001 dampened chances for recovery even further. The Commerce Department, adjusting GDP figures to account for the effects of the tragedy, said that the economy contracted 1% in the third quarter.



--------------------------------------------------------------------------------
 page 22                                                               i|Shares

During the reporting period, the Federal Reserve Board (the "Fed") reduced interest rates, seeking to reinvigorate economic growth. On May 15, 2001, the Fed cut rates to 4.00%, a seven-year low. Other cuts followed, including a half percentage point reduction on October 2 -- the ninth cut of the year -- bringing the fed funds rate to 2.50%. However, even with interest rates at their lowest level since 1962, there were few signs of economic recovery during the reporting period.

In this difficult economic environment, stocks of many telecommunications companies in the Index lost ground. A number of these companies had invested heavily during stronger economic times, and found it difficult to cope with falling consumer and corporate demand for telecommunications services and equipment. Verizon (24.12% of the Index as of October 31, 2001) stock declined 8.25% over the semiannual period. SBC Communications (23.09% of the Index as of October 31, 2001) fell 6.49%. Bellsouth (12.43% of the Index) shares dropped 10.99%. AT&T Corporation (9.66% of the Index as of October 31) stock lost 11.12% over the reporting period, as revenues declined in the long-distance market. Worldcom (7.08% of the Index) stock performed poorly during the semiannual period, losing 23.35%. Qwest Communications (3.15% of the Index as of October 31) stock had the worst performance among the Index's top ten holdings, losing 68.29%. Qwest had been among the biggest spenders on infrastructure, and reported massive losses as a result. Sprint Corporation (2.39% of the Index) shares lost 12.99%. Among the top ten Index holdings, only Alltel Corporation (3.04% of the Index as of October 31) shares managed to rise, gaining 5.83% for the reporting period, as its revenues increased.



--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 23

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Utilities Sector Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         YEAR ENDED 10/31/01                 INCEPTION TO 10/31/01
                                                         -------------------                 ---------------------
              Fund                   Inception Date    NAV        Market     Index        NAV        Market      Index
              ----                   --------------    ---        ------     -----        ---        ------      -----
iShares Dow Jones U.S. Utilities
 Sector Index Fund                       06/12/00      (19.75)%   (20.31)%   (19.55)%     (3.07)%    (2.51)%     (2.70)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------


                        Duke Energy Corp.             8.37%
                        Southern Co.                  4.67%
                        Dominion Resources Inc.       4.31%
                        American Electric Power Inc.  3.85%
                        Exelon Corp.                  3.82%
                        TXU Corporation               3.38%
                        Enron Corp.                   2.93%
                        Xcel Energy Inc.              2.77%
                        FPL Group Inc.                2.66%
                        Progress Energy Inc.          2.61%


The iShares Dow Jones U.S. Utilities Sector Index Fund seeks to track the performance of the Dow Jones U.S. Utilities Sector Index. For the period from May 1, 2001, through October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Utilities Sector Index Fund declined 23.94%. During the same period, the Index fell 23.83%.

The reporting period presented a challenging environment for the stock market. The U.S. economy continued to slow throughout the summer despite several interest rate cuts by the Federal Reserve (the "Fed"). The main culprits behind the economic slowdown -- business spending cuts and increased layoffs -- also caused corporate profits to deteriorate. As a result, stock prices had already been sliding before the horrific events of September 11, which only made the situation worse. The stock market closed for four days and then plummeted upon reopening. The Fed cut rates in the wake of the tragedy and again in early October, but the economy nonetheless teetered on the brink of recession. Although stocks bounced back in October, the major stock indices finished the reporting period with losses of 10-15%.

--------------------------------------------------------------------------------
 page 24                                                              i|Shares

Historically, this kind of environment has been favorable for utilities stocks because of their defensive nature and value orientation. However, the utilities sector had its own set of unique problems that weighed on performance. First, demand for power declined significantly-the economic slowdown, the continuing energy crisis in California, and milder-than-expected summer weather all contributed to a drop-off in demand. As a result, energy reserves increased and prices declined-natural gas prices fell by more than 50%, and the price of oil slumped nearly 20%.

Legal issues also plagued the utilities sector. Allegations of price gouging and manipulation in California led to consumer outrage, price ceilings, and lawsuits. In addition, several utilities companies were under federal investigation for questionable business arrangements. All of these elements hurt the defensive credibility of the sector and resulted in earnings disappointments.

Power generation firms, which had enjoyed record profits by selling power to California in late 2000 and early 2001, struggled the most. Among the Index's top ten holdings, Exelon (3.82% of the Index as of October 31, 2001) dropped 38.22% during the reporting period; the company overestimated demand and reported an earnings shortfall. Enron (2.93% of the Index as of October 31) plunged 77.71% and became a takeover target after a series of poor investments, the resignation of two senior executives, and an SEC probe into the company's accounting practices. Other stragglers in the Index's top ten included Duke Energy (8.37% of the Index), which fell 16.76%; American Electric Power (3.85% of the Index as of October 31), which slid 12.84%; and FPL Group (2.66% of the Index), which declined by 9.58%. Only two of the top ten Index holdings posted positive returns -- Southern Company (4.67% of the Index as of October 31), which gained 5.18%, and TXU Corporation (3.38% of the Index), which rose 6.93%. Both of these companies reported surprisingly strong earnings.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 25

Managers' Discussion & Analysis

                  iShares Dow Jones U.S. Chemicals Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01                  Inception to 10/31/01
                                                         -------------------                  ---------------------
              Fund                 Inception Date      NAV        Market      Index        NAV        Market      Index
              ----                 --------------      ---        ------      -----        ---        ------      -----
iShares Dow Jones U.S. Chemicals
 Index Fund                            06/12/00        2.21%      4.23%       1.72%        (1.25)%     2.25%      (2.81)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


                  Du Pont (E.I.) de Nemours                  31.02%
                  Dow Chemical Co.                           22.21%
                  Air Products & Chemicals Inc.               6.82%
                  Praxair Inc.                                5.64%
                  Rohm & Haas Co. "A"                         4.08%
                  Avery Dennison Corp.                        3.80%
                  Ecolab Inc.                                 2.87%
                  Engelhard Corp.                             2.55%
                  Sigma-Aldrich Corp.                         1.96%
                  Eastman Chemical Co.                        1.96%


The iShares Dow Jones U.S. Chemicals Index Fund seeks to track the performance of the Dow Jones U.S. Chemicals Index. For the period from May 1, 2001, through October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Chemicals Index Fund declined 7.76%. During the same period, the Index dropped 7.08%.

The stock market suffered a series of setbacks during the reporting period. First, the economic environment worsened despite several interest rate cuts by the Federal Reserve Board (the "Fed"), the U.S. economy slumped during the summer amid capital spending cutbacks and increased layoffs. Then came a litany of disappointing earnings reports and warnings of further profit deterioration going forward. Finally, there were the horrific events of September 11, which led to a four-day shutdown of the stock market and a sharp decline after the market reopened. Although the Fed cut rates in the wake of the tragedy and again in early October, the economy nonetheless teetered on the brink of recession. Stocks recovered modestly in October, but the market's summer swoon and September plunge left the major stock indices down 10-15% for the reporting period.


--------------------------------------------------------------------------------
 page 26                                                               i|Shares

Chemicals stocks also declined but fared a little better than the broader market. This may seem somewhat surprising because these cyclical stocks tend to track the ups and downs of the economy. In addition, the main customers for chemicals companies are manufacturers, a sector that has been in a recession for most of the past year. However, many chemicals companies have been cutting costs aggressively, and industry consolidation provided greater economies of scale. On top of that, the costs of raw materials (primarily oil and natural gas) fell substantially during the reporting period -- oil prices tumbled by nearly 20%, while natural gas prices fell by more than 50%.

Among the Index's top ten holdings, the best performers included Dow Chemical (22.21% of the Index at October 31, 2001), which gained 1.46%; Praxair (5.64% of the Index at October 31), which edged higher by 0.37%; and Engelhard (2.55% of the Index), which rose 2.66%. Dow Chemical's revenues got a boost from its recent merger with Union Carbide, while Praxair and Engelhard were able to maintain their earnings through successful cost reductions. On the negative side, the Index's largest holding, E.I. Du Pont De Nemours and Co. (31.02% of the Index as of October 31), declined by 10.08% because of a significant drop-off in revenues. Sigma-Aldrich (1.96% of the Index), a biochemical company, slid 18.21% after reporting disappointing earnings in the third quarter. Avery Dennison (3.80% of the Index as of October 31) and Eastman Chemical (1.96% of the Index), producers of adhesives and plastics, fell 16.51% and 34.15%, respectively. Both companies were downgraded due to growing debt levels.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 27

Managers' Discussion & Analysis

             iShares Dow Jones U.S. Financial Services Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------

                                                      Year Ended 10/31/01                  Inception to 10/31/01
                                                      -------------------                  ---------------------
              Fund              Inception Date      NAV        Market     Index        NAV        Market      Index
              ----              --------------      ---        ------     -----        ---        ------      -----
iShares Dow Jones U.S.
 Financial Services Index Fund     06/12/00         (12.41)%   (12.30)%   (11.88)%     (1.28)%    1.09%       (0.67)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------


                   Citigroup Inc.                    16.15%
                   Bank of America Corp.              6.52%
                   Fannie Mae                         5.67%
                   JP Morgan Chase & Co.              4.83%
                   Wells Fargo & Company              4.64%
                   Morgan Stanley Dean Witter & Co.   3.43%
                   Freddie Mac                        3.25%
                   Wachovia Corp.                     2.75%
                   Bank One Corp.                     2.64%
                   FleetBoston Financial Corp.        2.44%


The iShares Dow Jones U.S. Financial Services Index Fund seeks to track the performance of the Dow Jones U.S. Financial Services Index. For the period from May 1, 2001, through October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Financial Services Index Fund declined 11.52%. During the same period, the Index fell 11.23%.

The reporting period was a trying one for the stock market. The U.S. economy, already reeling from capital spending cutbacks and overcapacity, slowed further during the summer months despite several interest rate cuts by the Federal Reserve (the "Fed"). The sharp slowdown triggered increased layoffs and caused corporate profits to deteriorate, pushing stock prices lower. Then came the horrific events of September 11, which brought the economy to an abrupt halt and forced the stock market to close for four days. The Fed cut rates in the wake of the tragedy and again in early October, but the economy nonetheless teetered on the brink of recession. And although stocks rebounded in October after plunging in September, the major stock indices were still down 10-15% for the reporting period.


--------------------------------------------------------------------------------
 page 28                                                               i|Shares

The performance of financial services stocks was in line with the broader stock market, but there were pockets of strength and weakness. Mortgage lenders fared the best as mortgage rates fell to their lowest levels since the 1960s, sparking a wave of home buying and mortgage refinancing. Banks also benefited from historically low interest rates, but they were hurt by increased loan losses and growing credit concerns. Investment banks and brokerage stocks suffered the most -- underwriting revenues slumped as the initial public offering market dried up and merger-and-acquisition activity slowed. Lower trading volumes in the financial markets also had a negative impact on the profits of brokerage companies.

Among the Index's top ten holdings, mortgage lenders Fannie Mae (5.67% of the Index at October 31, 2001) and Freddie Mac (3.25% of the Index at October 31,
2001) gained 1.62% and 3.71%, respectively, over the reporting period. The two government-sponsored lenders were among the biggest beneficiaries of the drop in mortgage rates. Bank of America (6.52% of the Index as of October 31), the Index's second-largest holding, rose 7.31% during the reporting period. The diversified banking company maintained its earnings by exiting unprofitable businesses and reducing costs. Other banking stocks struggled, including Wells Fargo (4.64% of the Index), which slid 15.00%; Bank One (2.64% of the Index as of October 31), which lost 11.04%; and FleetBoston Financial (2.44% of the Index), which declined 12.90%. The worst performers among the top ten Index holdings were investment bank JP Morgan Chase (4.83% of the Index) and brokerage firm Morgan Stanley Dean Witter & Co. (3.43% of the Index as of October 31), which dropped 25.03% and 21.45%, respectively. The Index's largest holding, Citigroup (16.15% of the Index), fell by 6.84% over the reporting period.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 29

Managers' Discussion & Analysis

                  iShares Dow Jones U.S. Internet Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01                 Inception to 10/31/01
                                                         -------------------                 ---------------------
              Fund                 Inception Date      NAV        Market     Index        NAV        Market      Index
              ----                 --------------      ---        ------     -----        ---        ------      -----
iShares Dow Jones U.S. Internet
 Index Fund                            05/15/00        (80.09)%   (79.77)%   (79.80)%     (70.48)%   (69.37)%    (70.24)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


               Check Point Software Technologies Ltd.             10.04%
               eBay Inc.                                           9.95%
               BEA Systems Inc.                                    9.51%
               VeriSign Inc.                                       8.27%
               Yahoo! Inc.                                         7.75%
               TMP Worldwide Inc.                                  5.00%
               EarthLink Inc.                                      3.58%
               E*trade Group Inc.                                  3.52%
               Amazon.com Inc.                                     3.32%
               WebMD Corp.                                         2.69%


The iShares Dow Jones U.S. Internet Index Fund seeks to track the performance of the Dow Jones U.S. Internet Index. For the six months through October 31, 2001 (the "reporting period"), the iShares Dow Jones U.S. Internet Index Fund declined 46.99%. Over the same period, the Index fell 47.11%.

The U.S. economy continued to weaken throughout the past six months, as rising unemployment and falling corporate revenues served to drive stock prices downward. Unemployment was a critical issue during the period. By the end of October, the jobless rate stood at 5.4%, leaping from 4.9% in September, the worst one-month increase in 15 years. This increase in unemployment led to declines in consumer confidence, as well as consumer spending, which fell 1.8% in September. Many investors followed these developments with concern, as consumer spending represents two thirds of the U.S. economy. Elsewhere, industrial production was also weak, falling for the 12th straight month in September, its longest decline in more than 50 years. In this already fragile economic environment, the tragic events of September 11, 2001 dampened chances for a quick recovery. The Commerce Department, adjusting GDP figures to account for the effects of the tragedy, said that the economy contracted 0.4% in the third quarter.


--------------------------------------------------------------------------------
 page 30                                                               i|Shares

During the reporting period, the Federal Reserve Board (the "Fed") reduced interest rates consistently, seeking to restore economic expansion. On May 15, 2001, the Fed cut rates to 4.00%, a seven-year low. Other rate cuts followed, including a half percentage point reduction on October 2 -- the ninth cut of the year -- bringing the fed funds rate to 2.50%. However, despite interest rates being at their lowest level since 1962, there remained few signs of economic recovery during the reporting period.

Amid this economic weakness, Internet stocks were very hard hit. Investor sentiment toward Internet companies remained negative, as revenue growth failed to meet expectations. Even well known names in online shopping and infrastructure endured difficulties over the reporting period. Check Point Software Technologies (10.04% of the Index as of October 31, 2001) shares lost 52.94%, while BEA Systems (9.51% of the Index as of October 31, 2001) also endured a very difficult period, with its shares falling 70.28%. Online security firm VeriSign (8.27% of the Index) stock declined 24.51%, and Yahoo! (7.75% of the Index as of October 31) shares dropped 46.09%. TMP Worldwide Incorporated (5.00% of the Index) stock lost 38.12%. Two established, consumer-focused sites, E*Trade (3.52% of the Index as of October 31) and Amazon.com (3.32% of the Index) stocks lost 30.53% and 55.77%, respectively. WebMD Incorporated (2.69% of the Index as of October 31) shares dropped 47.30%. Among the top ten holdings, only EBay (9.95% of the Index) and EarthLink (3.58% of the Index as of October 31) shares managed to rise, gaining 3.96% and 33.91%, respectively, over the reporting period.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 31

Managers' Discussion & Analysis

                 iShares Dow Jones U.S. Real Estate Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                         Year Ended 10/31/01               Inception to 10/31/01
                                                         -------------------               ---------------------
              Fund                Inception Date      NAV        Market     Index        NAV        Market      Index
              ----                --------------      ---        ------     -----        ---        ------      -----
iShares Dow Jones U.S. Real
 Estate Index Fund                    06/12/00        10.77%     10.82%     11.83%       11.61%     10.07%      12.02%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------


         Equity Office Properties Trust                       10.45%
         Equity Residential Properties Trust                   6.20%
         Plum Creek Timber Co. Inc.                            4.40%
         Archstone-Smith Trust                                 3.58%
         Simon Property Group Inc.                             3.45%
         Prologis Trust                                        3.10%
         Apartment Investment & Management Co. "A"             2.75%
         Boston Properties Inc.                                2.68%
         AvalonBay Communities Inc.                            2.60%
         Kimco Realty Corp.                                    2.56%


The iShares Dow Jones U.S. Real Estate Index Fund seeks to track the performance of the Dow Jones U.S. Real Estate Index. For the six-month period ending
October 31, 2001 (the "reporting period"), the Dow Jones U.S. Real Estate Index returned 0.61%. The iShares Dow Jones U.S. Real Estate Index Fund returned 0.15% for the same period.

As the nation's economy, particularly the manufacturing sector, continued a downward spiral during the second and third quarters. The Federal Reserve Board (the "Fed") made a 0.5% cut on May 15, its fifth time in 2001, followed by a quarter-point cut June 27, and another quarter-point cut on August 21. In early September, however, August job data was released showing 4.9% unemployment. The stock markets slumped on concerns that consumer confidence would fall and spending would dry up. The September 11 terrorist attacks halted an already decelerating economy. The Fed acted quickly, with a half point rate cut September 17 and again October 2. The federal funds rate was now at 2.5%, the lowest since October of 1962. Retailers were stung by the attacks, as shoppers stayed


--------------------------------------------------------------------------------
 page 32                                                              i|Shares
home in the aftermath, and retail sales had the biggest drop in a decade as sales fell 2.2% for the month of September. New jobless claims skyrocketed with airline companies announcing big cuts; and the October jobless rate had the worse one-month increase in 15 years, climbing to 5.4%.

While many sectors of the market performed poorly, the real estate market remained stronger. Real Estate was one of two Dow Jones sectors with positive returns over the reporting period. The housing industry was buoyed by steadily declining interest rates and new and existing home sales and housing starts all increased until late summer. Low interest also rates spurred a 22.6% increase in refinancing though housing activity fell and non-residential building declined 12.1% in the third quarter.

Among the Index's top ten holdings, the best performer was Plum Creek Timber Co. Inc. (4.40% of the Index as of October 31, 2001), up 14.49% for the reporting period. Plum Creek owns private timberland in both the Pacific Northwest and the South. It acquired the Timber Company from Georgia-Pacific Corp. in
October 2001, which more than doubled its acreage. Two other strong performers specialize in retail properties: Kimco Realty Corp. (2.56% of the Index as of October 31), which owns and operates neighborhood shopping centers, rose 14.52% and Simon Property Group Inc. (3.45% of the Index), which also owns and operates regional shopping malls, rose 7.84% over the period.

Only two of the Index's top ten holdings had negative returns for the period. Boston Properties Inc. (2.68% of the Index as of October 31), which owns
Class A office space concentrated in four large cities, declined 7.82%. Apartment community developer Archstone-Smith Trust (3.58% of the Index) which had returned 26.86% in the annual period through April 30, 2001, was down 3.03%.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 33

Managers' Discussion & Analysis

                iShares Cohen & Steers Realty Majors Index Fund
                          Performance as of 10/31/01

--------------------------------------------------------------------------------
                         Average Annual Total Returns
--------------------------------------------------------------------------------

                                                                   Inception to 10/31/01
                                                                   ---------------------
                Fund                               Inception Date   Nav   Market   Index
                                                   --------------   ---   ------   -----
iShares Cohen & Steers Realty Majors Index Fund        01/29/01     3.09% 3.15%    3.24%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------


             Equity Office Properties Trust                   7.95%
             Equity Residential Properties Trust              7.72%
             Simon Property Group Inc.                        6.78%
             Public Storage Inc.                              5.63%
             Vornado Realty Trust                             4.83%
             Prologis Trust                                   4.68%
             Boston Properties Inc.                           4.52%
             Kimco Realty Corp.                               4.41%
             Avalonbay Communities Inc.                       4.32%
             Apartment Investment & Management Co. "A"        4.25%


The iShares Cohen & Steers Realty Majors Index Fund seeks to track the performance of the Cohen & Steers Realty Majors Index. For the six-month period ending October 31, 2001, the Cohen & Steers Real Estate Index returned 2.19%. The iShares Cohen & Steers Realty Majors Index Fund returned 2.17% for the same period.

In the second and third quarters of 2001, the U.S. economy, particularly the manufacturing sector, continued a downward spiral. Durable goods orders, industrial output, and capacity utilization fell month after month. The Federal Reserve Board (the "Fed") cut interest rates 0.5% on May 15 to a seven-year low of 4.0%. This was the fifth cut in 2001. It was followed by a quarter-point cut June 27, and another quarter-point cut on August 21.

In early September, however, August job data was released showing 4.9% unemployment. The stock markets slumped on concerns that consumer confidence would fall and spending would dry up. The September 11 terrorist attacks halted an already decelerating economy. The Fed acted quickly, with a half point rate cut September 17, temporary reserves to increase liquidity, and a ninth rate cut of a half


--------------------------------------------------------------------------------
 page 34                                                              i|Shares
point on October 2. The federal funds rate was now at 2.5%, the lowest since
May of 1962. Retailers were stung by the attacks, as shoppers stayed home in the aftermath, and retail sales fell 2.4% in September, the biggest drop in a decade. Adding to consumer concerns, new jobless claims skyrocketed, with airline companies announcing big cuts, and mass layoffs soared 41% in September. The October jobless rate of 5.4% was the worse one-month increase in 15 years.

In contrast, the real estate industry, buoyed by steadily declining interest rates, remained healthy throughout the summer. Low interest rates offset the weak labor market, and new and existing home sales and housing starts thrived. Low interest rates also spurred refinancing activity, up 22.6% in October and the highest level since January 1990, but housing starts, new and existing home sales, and building permits all fell. Non-residential building also declined 12.1% in the third quarter.

The real estate sector was one of the positive performers for the reporting period from May 1 to October 31, 2001. Likewise, most of the Cohen & Steers Realty Majors Index's top ten holdings had positive returns. The leader by far was Public Storage Inc., (5.63% of the Index as of October 31, 2001), a REIT with over 1,360 storage facilities, which returned 24.77% for the period. The other two strong performers were Kimco Realty Corp (4.41% of the Index as of October 31), which owns neighborhood shopping centers and malls, and was up 14.52% for the period. Vornado Realty Trust (4.83% of the Index) invests in office, retail, merchandise mart, and warehouse space, and returned 9.96%. The only holding that experienced a significant negative return was Boston Properties Inc. (4.52% of the Index), which holds Class A office space in four large metropolitan areas, and was off 7.82%.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 35
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                 Shares     Value
------------------------------------------------------------

COMMON STOCKS - 99.88%
------------------------------------------------------------
General Electric Co.                     71,595   $2,606,774
Exxon Mobil Corp.                        50,020    1,973,289
Microsoft Corp./(1)/                     33,188    1,929,882
Pfizer Inc.                              45,582    1,909,886
Citigroup Inc.                           37,209    1,693,754
American International Group Inc.        18,796    1,477,366
International Business Machines Corp.    12,569    1,358,332
Johnson & Johnson                        21,641    1,253,230
Intel Corp.                              48,524    1,184,956
Merck & Co. Inc.                         16,629    1,061,096
Wal-Mart Stores Inc.                     19,893    1,022,500
Verizon Communications Inc.              19,363      964,471
AOL Time Warner Inc./(1)/                30,707      958,365
SBC Communications Inc.                  24,354      928,131
Cisco Systems Inc./(1)/                  52,470      887,792
Coca-Cola Co.                            16,486      789,350
Bristol-Myers Squibb Co.                 14,098      753,538
Philip Morris Companies Inc.             15,905      744,354
Tyco International Ltd.                  14,270      701,228
Procter & Gamble Co.                      9,307      686,670
Bank of America Corp.                    11,581      683,163
ChevronTexaco Corp.                       7,692      681,127
Home Depot Inc.                          16,735      639,779
PepsiCo Inc.                             12,644      615,889
Fannie Mae                                7,255      587,365
Abbott Laboratories                      10,372      549,509
Lilly (Eli) and Company                   6,960      532,440
American Home Products Corp.              9,450      527,593
JP Morgan Chase & Co.                    14,314      506,143
BellSouth Corp.                          13,401      495,837
Wells Fargo & Company                    12,324      486,798
Amgen Inc./(1)/                           7,513      426,889
Oracle Corp./(1)/                        30,818      417,892
Viacom Inc. "B"/(1)/                     11,100      405,261
Dell Computer Corp./(1)/                 16,633      398,859
Schering-Plough Corp.                    10,544      392,026
AT&T Corp.                               25,483      388,616
Pharmacia Corporation                     9,301      376,877
Morgan Stanley Dean Witter & Co.          7,344      359,268
Medtronic Inc.                            8,721      351,456
Texas Instruments Inc.                   12,520      350,435
Freddie Mac                               5,031      341,202
Du Pont (E.I.) de Nemours                 7,524      300,885
Minnesota Mining & Manufacturing Co.      2,853   $  297,796
Wachovia Corp.                           10,097      288,774
WorldCom Inc./(1)/                       21,180      284,871
Walt Disney Co. (The)                    15,015      279,129
Bank One Corp.                            8,338      276,738
Anheuser-Busch Companies Inc.             6,535      272,248
QUALCOMM Inc./(1)/                        5,438      267,115
AT&T Wireless Services Inc./(1)/         18,245      263,458
Motorola Inc.                            15,765      258,073
FleetBoston Financial Corp.               7,807      256,538
U.S. Bancorp                             14,128      251,196
American Express Co.                      8,510      250,449
Merrill Lynch & Co. Inc.                  5,712      249,672
McDonald's Corp.                          9,332      243,285
Sun Microsystems Inc./(1)/               23,630      239,845
Walgreen Co.                              7,332      237,410
Comcast Corp. "A"/(1)/                    6,555      234,931
Automatic Data Processing Inc.            4,505      232,728
Colgate-Palmolive Co.                     3,946      226,974
Dow Chemical Co.                          6,477      215,360
Gillette Co.                              6,908      214,770
Cardinal Health Inc.                      3,200      214,752
Kimberly-Clark Corp.                      3,835      212,881
Duke Energy Corp.                         5,512      211,716
Baxter International Inc.                 4,258      205,959
Ford Motor Company                       12,690      203,674
Alcoa Inc.                                6,251      201,720
Target Corp.                              6,465      201,385
Schlumberger Ltd.                         4,135      200,217
Liberty Media Corp. "A"/(1)/             17,103      199,934
Electronic Data Systems Corp.             3,103      199,740
Applied Materials Inc./(1)/               5,845      199,373
Hewlett-Packard Co.                      11,803      198,644
Fifth Third Bancorp                       3,508      197,921
EMC Corp./(1)/                           16,013      197,280
First Data Corp.                          2,853      192,777
Marsh & McLennan Companies Inc.           1,988      192,339
Washington Mutual Inc.                    6,336      191,284
Boeing Co.                                5,816      189,602
United Technologies Corp.                 3,393      182,849
Bank of New York Co. Inc.                 5,344      181,749
El Paso Corp.                             3,672      180,148
Household International Inc.              3,351      175,257
Honeywell International Inc.              5,810      171,685
Lowe's Companies Inc.                     5,005      170,670

--------------------------------------------------------------------------------
 page 36                                                               i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                   Shares    Value
------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------
Lucent Technologies Inc./(2)/              24,578   $164,673
Allstate Corp.                              4,945    155,174
Emerson Electric Co.                        3,099    151,913
Safeway Inc./(1)/                           3,623    150,898
UnitedHealth Group Inc.                     2,292    150,699
MBNA Corp.                                  5,432    149,978
Clear Channel Communications Inc./(1)/      3,860    147,143
Kroger Co./(1)/                             5,907    144,485
MetLife Inc./(2)/                           5,185    139,476
Phillips Petroleum Co.                      2,473    134,556
Tenet Healthcare Corp./(1)/                 2,329    133,964
HCA - The Healthcare Company                3,314    131,433
General Motors Corp. "A"                    3,167    130,860
Qwest Communications International Inc.     9,797    126,871
Sara Lee Corp.                              5,648    125,894
Illinois Tool Works Inc.                    2,181    124,753
International Paper Co.                     3,477    124,477
Goldman Sachs Group Inc. (The)              1,570    122,711
Costco Wholesale Corp./(1)/                 3,234    122,342
Alltel Corp.                                2,140    122,280
Lockheed Martin Corp.                       2,487    121,291
Gannett Co. Inc.                            1,901    120,143
General Dynamics Corp.                      1,453    118,565
Southern Co.                                4,943    118,138
Sysco Corp.                                 4,878    117,609
Conoco Inc./(1)/                            4,509    115,881
Mellon Financial Corp.                      3,446    115,786
PNC Financial Services Group                2,086    114,521
United Parcel Service Inc.                  2,240    114,240
Sprint Corp. (FON Group)                    5,687    113,740
Williams Companies Inc.                     3,911    112,911
Caterpillar Inc.                            2,481    110,950
Waste Management Inc.                       4,493    110,079
Dominion Resources Inc.                     1,790    109,405
SunTrust Banks Inc.                         1,822    109,065
Lehman Brothers Holdings Inc.               1,740    108,680
Maxim Integrated Products Inc./(1)/         2,362    108,061
Compaq Computer Corp.                      12,283    107,476
State Street Corp.                          2,356    107,292
Heinz (H.J.) Co.                            2,512    106,609
Omnicom Group Inc.                          1,337    102,655
Anadarko Petroleum Corp.                    1,798    102,576
Computer Associates International Inc.      3,295    101,881
Kohls Corp./(1)/                            1,802   $100,209
Concord EFS Inc./(1)/(2)/                   3,644     99,736
Harley-Davidson Inc.                        2,192     99,210
Analog Devices Inc./(1)/                    2,601     98,838
National City Corp.                         3,724     98,314
BB&T Corp.                                  3,059     98,194
Schwab (Charles) Corp.                      7,613     98,055
American Electric Power Inc.                2,325     97,417
Exelon Corp.                                2,299     96,719
Sprint Corp. (PCS Group)/(1)/(2)/           4,313     96,180
Forest Laboratories Inc. "A"/(1)/           1,270     94,463
USA Education Inc./(2)/                     1,152     93,957
General Mills Inc.                          2,045     93,906
AFLAC Inc.                                  3,836     93,829
Hartford Financial Services Group Inc.      1,710     92,340
Guidant Corp./(1)/                          2,221     92,194
Sears, Roebuck and Co.                      2,377     92,156
Linear Technology Corp.                     2,290     88,852
ConAgra Foods Inc.                          3,878     88,806
Micron Technology Inc./(1)/                 3,876     88,218
Union Pacific Corp.                         1,696     88,209
Albertson's Inc.                            2,746     87,625
Baker Hughes Inc.                           2,411     86,386
Chubb Corp.                                 1,262     86,195
Cendant Corp./(1)/(2)/                      6,584     85,329
TXU Corporation                             1,860     85,262
Equity Office Properties Trust              2,956     84,246
Raytheon Co.                                2,573     82,979
Genentech Inc./(1)/                         1,580     82,555
FedEx Corp./(1)/                            2,005     82,365
Veritas Software Corp./(1)/                 2,875     81,593
Genzyme Corp. - General Division/(1)/       1,493     80,547
Avon Products Inc.                          1,711     80,126
Southwest Airlines Co.                      5,024     79,882
CIGNA Corp.                                 1,083     78,951
XL Capital Ltd. "A"                           903     78,435
Weyerhaeuser Co.                            1,550     77,361
Paychex Inc.                                2,390     76,623
Halliburton Co.                             3,100     76,539
Northern Trust Corp.                        1,510     76,240
JDS Uniphase Corp./(1)/                     9,526     76,113
Burlington Northern Santa Fe Corp.          2,832     76,096
Enron Corp.                                 5,338     74,198
McGraw-Hill Companies Inc.                  1,402     73,717
Ralston Purina Group                        2,228     73,056

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 37
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                  Shares   Value
----------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------
Hancock (John) Financial Services Inc.     2,127   $72,488
Xilinx Inc./(1)/                           2,381    72,430
McKesson HBOC Inc.                         1,919    70,984
Xcel Energy Inc.                           2,477    70,050
Transocean Sedco Forex Inc.                2,297    69,255
St. Paul Companies Inc.                    1,504    69,034
Allergan Inc.                                953    68,416
TJX Companies Inc.                         2,019    68,242
May Department Stores Co.                  2,147    67,523
Occidental Petroleum Corp.                 2,666    67,503
CVS Corp.                                  2,822    67,446
FPL Group Inc.                             1,268    67,331
Agilent Technologies Inc./(1)/             3,014    67,122
Archer-Daniels-Midland Co.                 4,810    67,003
Best Buy Co. Inc./(1)/                     1,216    66,758
Air Products & Chemicals Inc.              1,650    66,066
Becton Dickinson & Co.                     1,840    65,872
Progress Energy Inc.                       1,559    65,743
Pitney Bowes Inc.                          1,787    65,511
KeyCorp                                    3,076    65,396
Masco Corp.                                3,288    65,201
Progressive Corporation                      467    64,778
IDEC Pharmaceuticals Corp./(1)/(2)/        1,080    64,757
General Motors Corp. "H"/(1)/              4,681    64,364
Mirant Corp./(1)/                          2,442    63,492
AON Corp.                                  1,655    62,956
Deere & Co.                                1,696    62,735
Capital One Financial Corp.                1,509    62,337
Entergy Corp.                              1,585    61,577
eBay Inc./(1)/(2)/                         1,171    61,454
USX-Marathon Group Inc.                    2,222    61,305
Nike Inc. "B"                              1,241    61,256
Stryker Corp.                              1,083    60,908
Interpublic Group of Companies Inc.        2,674    60,031
Biomet Inc.                                1,941    59,200
ACE Ltd./(2)/                              1,674    59,008
King Pharmaceuticals Inc./(1)/             1,513    58,992
PPG Industries Inc.                        1,208    58,987
Comerica Inc.                              1,277    58,857
Public Service Enterprise Group Inc.       1,494    58,804
Gap Inc. (The)                             4,484    58,606
Mattel Inc./(1)/                           3,095    58,588
Biogen Inc./(1)/                           1,062    58,410
Solectron Corp./(1)/(2)/                   4,709   $57,921
Lincoln National Corp.                     1,359    57,554
MedImmune Inc./(1)/                        1,455    57,094
Altera Corp./(1)/                          2,819    56,944
Unocal Corp.                               1,758    56,608
Burlington Resources Inc.                  1,517    56,508
Consolidated Edison Inc.                   1,425    56,273
Carnival Corp. "A"                         2,583    56,258
SouthTrust Corp.                           2,468    55,925
Corning Inc.                               6,823    54,993
Praxair Inc.                               1,163    54,870
Intuit Inc./(1)/                           1,362    54,780
PeopleSoft Inc./(1)/                       1,838    54,717
Immunex Corp./(1)/(2)/                     2,285    54,589
KLA-Tencor Corp./(1)/(2)/                  1,335    54,548
Calpine Corp./(1)/                         2,184    54,054
Eastman Kodak Co.                          2,099    53,671
Cox Communications Inc. "A"/(1)/           1,396    53,467
Tricon Global Restaurants Inc./(1)/        1,053    53,271
Newell Rubbermaid Inc./(2)/                1,925    53,207
Reliant Energy Inc.                        1,895    52,965
Loews Corp.                                1,040    52,832
Northrop Grumman Corp.                       526    52,574
FirstEnergy Corp./(2)/                     1,517    52,276
Wrigley (William Jr.) Co.                  1,042    52,152
CSX Corp.                                  1,547    52,134
Bed Bath & Beyond Inc./(1)/                2,074    51,974
Kellogg Co.                                1,699    51,819
Campbell Soup Co.                          1,829    51,651
VeriSign Inc./(1)/(2)/                     1,325    51,291
Wellpoint Health Networks Inc./(1)/          456    50,885
PG&E Corp.                                 2,802    50,604
SunGard Data Systems Inc./(1)/             1,997    50,324
Fiserv Inc./(1)/                           1,350    50,207
Equity Residential Properties Trust        1,930    50,083
MBIA Inc.                                  1,065    49,054
Marriott International Inc. "A"            1,552    48,624
Dover Corp.                                1,460    48,107
Siebel Systems Inc./(1)/                   2,937    47,961
Staples Inc./(1)/                          3,287    47,924
Tribune Co.                                1,573    47,505
Electronic Arts Inc./(1)/(2)/                923    47,498
AutoZone Inc./(1)/                           806    47,175
Golden West Financial Corp.                  969    47,093
Delphi Automotive Systems Corp.            4,055    47,079

--------------------------------------------------------------------------------
 page 38                                                               i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
------------------------------------------------------------


COMMON STOCKS (continued)
------------------------------------------------------------
AmerisourceBergen Corp./(1)/                   738   $46,907
Boston Scientific Corp./(1)/                 2,057    46,776
Starbucks Corp./(1)/                         2,723    46,618
Norfolk Southern Corp.                       2,781    46,582
Apache Corp.                                   898    46,337
DTE Energy Co.                               1,110    46,276
AmSouth Bancorp                              2,673    46,216
Jefferson-Pilot Corp.                        1,117    46,188
AES Corp./(1)/                               3,325    46,051
Adobe Systems Inc.                           1,738    45,883
Federated Department Stores Inc./(1)/        1,427    45,650
IMS Health Inc.                              2,122    45,347
Georgia-Pacific Corp.                        1,631    45,277
Broadcom Corp. "A"/(1)/                      1,307    44,974
Johnson Controls Inc.                          621    44,911
Ingersoll-Rand Co.                           1,203    44,872
Block (H & R) Inc.                           1,310    44,645
LSI Logic Corp./(1)/                         2,632    44,612
Applera Corp. - Applied Biosystems Group     1,523    44,441
Clorox Co.                                   1,244    44,411
Apple Computer Inc./(1)/                     2,511    44,093
St. Jude Medical Inc./(1)/                     620    44,020
Regions Financial Corp.                      1,633    43,944
Zimmer Holdings Inc./(1)/                    1,415    43,738
Hershey Foods Corp.                            679    43,273
M&T Bank Corp.                                 660    43,230
Cincinnati Financial Corp.                   1,158    43,078
Charter One Financial Inc.                   1,579    43,028
Gilead Sciences Inc./(1)/                      682    42,898
Chiron Corp./(1)/                              786    42,303
Marshall & Ilsley Corp.                        719    42,162
Dynegy Inc. "A"                              1,171    42,039
Danaher Corp./(2)/                             754    42,028
Lexmark International Group Inc. "A"/(1)/      931    41,662
Computer Sciences Corp./(1)/                 1,152    41,368
Penney (J.C.) Company Inc.                   1,891    41,073
Fortune Brands Inc.                          1,112    40,977
Genuine Parts Co.                            1,240    40,300
Brocade Communications System Inc./(1)/(2)/  1,639    40,237
Union Planters Corp.                           991    40,136
UST Inc.                                     1,179    39,626
R.J. Reynolds Tobacco Holdings Inc.            707    39,620
Ameren Corp.                                   986    39,539
New York Times Co. "A"                         956   $39,435
Kerr-McGee Corp.                               683    39,341
Bear Stearns Companies Inc.                    726    39,204
Rohm & Haas Co. "A"                          1,203    39,061
Nextel Communications Inc. "A"/(1)/(2)/      4,843    38,502
Check Point Software Technologies
  Ltd./(1)/(2)/                              1,301    38,406
Ciena Corp./(1)/                             2,358    38,341
Cadence Design Systems Inc./(1)/             1,800    38,052
Gemstar-TV Guide International Inc./(1)/     1,832    37,135
Avery Dennison Corp.                           797    36,901
Tellabs Inc./(1)/(2)/                        2,702    36,882
Synovus Financial Corp.                      1,595    36,717
MGIC Investment Corp.                          707    36,580
Millennium Pharmaceuticals Inc./(1)/         1,432    36,459
Healthsouth Corp./(1)/                       2,798    36,430
Xerox Corp.                                  5,201    36,407
Watson Pharmaceuticals Inc./(1)/               762    36,332
Cintas Corp.                                   897    36,257
Ambac Financial Group Inc.                     751    36,048
Plum Creek Timber Co. Inc.                   1,304    36,030
PPL Corp.                                    1,054    35,994
NiSource Inc.                                1,489    35,364
Sanmina Corp./(1)/                           2,305    34,898
UNUMProvident Corp.                          1,554    34,856
Sempra Energy                                1,486    34,772
Cinergy Corp.                                1,151    34,737
BEA Systems Inc./(1)/                        2,857    34,684
EchoStar Communications Corp./(1)/(2)/       1,488    34,507
Franklin Resources Inc.                      1,075    34,507
Health Management Associates Inc. "A"/(1)/   1,762    34,341
Human Genome Sciences Inc./(1)/                805    34,317
Amerada Hess Corp.                             580    34,075
Novellus Systems Inc./(1)/                   1,027    33,922
GPU Inc.                                       854    33,861
Family Dollar Stores Inc.                    1,173    33,853
National Commerce Financial Corp.            1,488    33,852
RadioShack Corp.                             1,353    33,811
Countrywide Credit Industries Inc.             846    33,781
Willamette Industries Inc.                     719    33,685
Edison International/(1)/                    2,369    33,663
Moody's Corp.                                  966    33,540
Torchmark Corp.                                904    33,475
Telephone & Data Systems Inc.                  380    33,402
Waters Corp./(1)/                              935    33,183
Mylan Laboratories Inc.                        896    33,036

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 39
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------
Devon Energy Corp./(2)/                        859   $32,900
Allegheny Energy Inc.                          900    32,895
Newmont Mining Corp.                         1,416    32,851
KeySpan Corp.                                  990    32,848
North Fork Bancorp                           1,174    32,755
Eaton Corp.                                    500    32,720
Network Appliance Inc./(1)/                  2,453    32,625
Nabors Industries Inc./(1)/                  1,058    32,523
NVIDIA Corp./(1)/(2)/                          758    32,488
National Semiconductor Corp./(1)/            1,248    32,423
Kinder Morgan Inc.                             652    32,359
Textron Inc.                                 1,020    32,283
Convergys Corp./(1)/                         1,139    32,006
Stilwell Financial Inc.                      1,583    31,834
First Tennessee National Corp.                 921    31,821
Imclone Systems Inc./(1)/(2)/                  519    31,758
Zions Bancorp                                  659    31,579
Quest Diagnostics Inc./(1)/                    482    31,513
Starwood Hotels & Resorts Worldwide Inc.     1,425    31,407
Citrix Systems Inc./(1)/                     1,338    31,309
Leggett & Platt Inc.                         1,429    30,966
Coca-Cola Enterprises Inc./(2)/              1,670    30,644
Amdocs Ltd./(1)/(2)/                         1,161    30,314
BJ Services Co./(1)/                         1,184    30,299
CenturyTel Inc.                                956    30,210
ITT Industries Inc.                            625    30,056
Pepsi Bottling Group Inc.                      645    29,980
Parker Hannifin Corp.                          834    29,941
Noble Drilling Corp./(1)/                      980    29,939
Charter Communications Inc./(1)/(2)/         2,104    29,751
Knight Ridder Inc.                             528    29,700
Microchip Technology Inc./(1)/                 948    29,597
Laboratory Corp. of America Holdings/(1)/      342    29,480
Office Depot Inc./(1)/                       2,162    29,403
Symantec Corp./(1)/                            534    29,365
Teradyne Inc./(1)/                           1,263    29,112
Whirlpool Corp.                                489    28,861
SPX Corp./(1)/(2)/                             289    28,784
SAFECO Corp.                                   926    28,558
Limited Inc.                                 2,555    28,488
Aetna Inc./(1)/                              1,024    28,303
Archstone-Smith Trust                        1,166    28,217
Yahoo! Inc./(1)/(2)/                         2,593    28,212
Huntington Bancshares Inc.                   1,827   $28,191
Dime Bancorp Inc.                              831    28,154
Ecolab Inc.                                    798    28,074
Simon Property Group Inc.                    1,013    27,858
Affiliated Computer Services Inc.
  "A"/(1)/(2)/                                 315    27,736
Weatherford International Inc./(1)/            808    27,658
Dollar General Corp.                         1,931    27,594
International Game Technology Inc./(1)/        536    27,363
PACCAR Inc.                                    518    27,361
Darden Restaurants Inc.                        854    27,345
Toys R Us Inc./(1)/                          1,438    27,322
Thermo Electron Corp./(1)/                   1,290    27,271
Vulcan Materials Co.                           656    27,270
EOG Resources Inc.                             767    27,129
ADC Telecommunications Inc./(1)/             5,947    27,059
Compuware Corp./(1)/                         2,630    27,036
BJ's Wholesale Club Inc./(1)/                  530    26,908
Sepracor Inc./(1)/(2)/                         566    26,851
QLogic Corp./(1)/(2)/                          681    26,797
BMC Software Inc./(1)/                       1,771    26,689
Scripps (E.W.) Company                         432    26,641
American Water Works Inc.                      654    26,552
Constellation Energy Group Inc.              1,182    26,441
Cooper Industries Inc.                         677    26,200
Robert Half International Inc./(1)/          1,268    26,159
Pinnacle West Capital Corp.                    620    26,133
Ultramar Diamond Shamrock Corp.                519    25,976
TECO Energy Inc.                               991    25,518
Andrx Group/(1)/(2)/                           391    25,388
IVAX Corporation/(1)/(2)/                    1,232    25,318
Sabre Holdings Corp./(1)/                      962    25,301
Prologis Trust                               1,264    25,192
Estee Lauder Companies Inc. "A"/(2)/           779    25,123
Engelhard Corp.                                959    25,107
TRW Inc.                                       742    25,072
T Rowe Price Group Inc.                        897    24,901
American Standard Companies Inc./(1)/          430    24,897
Atmel Corp./(1)/                             3,128    24,868
Univision Communications Inc./(1)/(2)/         994    24,850
Harrah's Entertainment Inc./(1)/               852    24,819
Tiffany & Co.                                1,055    24,676
Popular Inc.                                   840    24,671
NCR Corp./(1)/                                 694    24,602
Sealed Air Corp./(1)/(2)/                      609    24,384
Grainger (W.W.) Inc.                           562    24,335

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

iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)



Security                                      Shares     Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Applied Micro Circuits Corp./(1)/                2,195   $24,211
Utilicorp United Inc.                              817    24,208
Agere Systems Inc./(1)/                          5,250    24,150
Advanced Micro Devices Inc./(1)/                 2,439    24,000
Scientific-Atlanta Inc.                          1,142    23,834
Stanley Works (The)                                621    23,797
Servicemaster Co.                                2,179    23,642
Jabil Circuit Inc./(1)/(2)/                      1,114    23,617
Equifax Inc.                                     1,043    23,321
Nucor Corp.                                        560    23,128
Comverse Technology Inc./(1)/                    1,224    23,023
Hilton Hotels Corp.                              2,687    23,001
Edwards (A.G.) Inc.                                580    22,933
Compass Bancshares Inc.                            911    22,802
Sherwin-Williams Co.                               935    22,777
Cephalon Inc./(1)/                                 361    22,761
TCF Financial Corp.                                539    22,638
Ocean Energy Inc.                                1,239    22,612
L-3 Communications Holdings Inc./(1)/(2)/          259    22,499
Murphy Oil Corp.                                   283    22,499
Caremark Rx Inc./(1)/                            1,669    22,365
Gallagher (Arthur J.) & Co.                        610    22,289
Radian Group Inc.                                  656    22,219
Everest Re Group Ltd.                              330    22,060
USA Networks Inc./(1)/                           1,195    22,036
Sunoco Inc.                                        588    22,009
Cytyc Corp./(1)/                                   838    21,972
Apartment Investment & Management Co. "A"          523    21,950
Bisys Group Inc./(1)/(2)/                          420    21,848
Kmart Corp./(1)/(2)/                             3,559    21,817
Banknorth Group Inc.                               994    21,798
Symbol Technologies Inc.                         1,696    21,794
Integrated Device Technology Inc./(1)/             781    21,751
Boston Properties Inc.                             615    21,740
Donnelley (R.R.) & Sons Co.                        845    21,547
Goodyear Tire & Rubber Co.                       1,154    21,499
DPL Inc.                                           933    21,459
SCI Systems Inc./(1)/                            1,054    21,407
AutoNation Inc./(1)/                             2,079    21,393
DST Systems Inc./(1)/                              522    21,376
Invitrogen Corp./(1)/                              348    21,346
Apollo Group Inc. "A"/(1)/                         521    21,179
VF Corp.                                           637    21,161
AvalonBay Communities Inc.                         465   $21,111
Niagara Mohawk Holdings Inc./(1)/                1,170    20,966
Kimco Realty Corp.                                 425    20,778
Synopsys Inc./(1)/                                 442    20,774
Fluor Corp.                                        558    20,769
Rational Software Corp./(1)/                     1,582    20,756
PMC - Sierra Inc./(1)/                           1,276    20,709
SUPERVALU Inc.                                     970    20,700
RF Micro Devices Inc./(1)/(2)/                   1,012    20,685
Protein Design Labs Inc./(1)/(2)/                  626    20,664
CMS Energy Corp.                                   958    20,607
Delta Air Lines Inc.                               899    20,551
Unisys Corp./(1)/                                2,300    20,539
Old Republic International Corp.                   808    20,499
Global Marine Inc./(1)/                          1,272    20,479
Bard (C.R.) Inc.                                   373    20,478
Golden State Bancorp Inc.                          807    20,466
Vornado Realty Trust                               522    20,462
Republic Services Inc. "A"/(1)/                  1,247    20,426
Duke-Weeks Realty Corp.                            876    20,192
Cablevision Systems Corp./(1)/                     587    20,105
Jones Apparel Group Inc./(1)/                      727    20,065
AMR Corp./(1)/                                   1,096    19,947
Hasbro Inc./(2)/                                 1,198    19,851
ICOS Corp./(1)/(2)/                                343    19,808
Fox Entertainment Group Inc. "A"/(1)/              897    19,743
Greenpoint Financial Corp.                         616    19,743
PerkinElmer Inc.                                   732    19,698
Black & Decker Corp.                               594    19,655
Lincare Holdings Inc./(1)/                         764    19,635
Health Net Inc./(1)/                               891    19,557
Peregrine Systems Inc./(1)/                      1,354    19,552
Legg Mason Inc.                                    462    19,455
Circuit City Stores Inc.                         1,417    19,441
ENSCO International Inc.                           981    19,424
Hillenbrand Industries Inc.                        365    19,352
McCormick & Co. Inc.                               442    19,342
SCANA Corp.                                        746    19,210
ChoicePoint Inc./(1)/                              449    19,208
Rite Aid Corp./(1)/(2)/                          3,475    19,182
Eastman Chemical Co.                               559    19,179
Mead Corp.                                         710    19,056
Mercantile Bankshares Corp.                        498    19,034
Ashland Inc.                                       468    18,842
Sigma-Aldrich Corp.                                502    18,835

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 41
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                       Shares    Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Pactiv Corp./(1)/                                1,156   $18,727
Semtech Corp./(1)/(2)/                             494    18,649
Smurfit-Stone Container Corp./(1)/               1,259    18,646
Enzon Inc./(1)/                                    301    18,617
Wisconsin Energy Corp.                             837    18,590
Network Associates Inc./(1)/(2)/                   967    18,566
Brinker International Inc./(1)/                    729    18,517
Conexant Systems Inc./(1)/                       1,823    18,503
Public Storage Inc.                                559    18,386
Federated Investors Inc. "B"                       703    18,348
Rockwell International Corp.                     1,323    18,231
Citizen Communications Co./(1)/(2)/              2,050    18,224
Wendy's International Inc.                         692    18,200
Dollar Tree Stores Inc./(1)/                       809    18,178
Diebold Inc.                                       500    18,150
Pall Corp./(2)/                                    894    18,148
Beckman Coulter Inc.                               425    18,050
Express Scripts Inc. "A"/(1)/                      440    18,014
Celgene Corp./(1)/                                 547    18,007
Westvaco Corp.                                     733    17,995
Astoria Financial Corp.                            345    17,971
Rockwell Collins                                 1,331    17,969
Apogent Technologies Inc./(1)/(2)/                 766    17,940
Cypress Semiconductor Corp./(1)/                   907    17,913
Temple-Inland Inc.                                 358    17,896
Bowater Inc.                                       400    17,888
Avnet Inc.                                         858    17,701
Sovereign Bancorp Inc.                           1,787    17,691
Millipore Corp.                                    338    17,677
Arrow Electronics Inc./(1)/(2)/                    722    17,653
Ross Stores Inc.                                   564    17,653
Smith International Inc./(1)/                      372    17,596
Hibernia Corp. "A"                               1,152    17,510
First Health Group Corp./(1)/                      648    17,496
TMP Worldwide Inc./(1)/(2)/                        585    17,462
Newport News Shipbuilding Inc.                     252    17,438
PMI Group Inc. (The)                               314    17,411
Ceridian Corp./(1)/                              1,055    17,397
Polycom Inc./(1)/(2)/                              577    17,298
Manor Care Inc./(1)/                               740    17,286
Patterson Dental Co./(1)/                          454    17,252
CDW Computer Centers Inc./(1)/                     374    17,223
SEI Investment Co.                                 558    17,159
Lam Research Corp./(1)/                            903   $17,121
Liz Claiborne Inc.                                 376    17,108
Northeast Utilities                                966    17,050
Valley National Bancorp                            569    17,007
Vishay Intertechnology Inc./(1)/                   899    16,964
Expeditors International Washington Inc.           375    16,950
Commerce Bancorp Inc.                              232    16,936
Deluxe Corp.                                       481    16,835
Oxford Health Plans Inc./(1)/                      712    16,775
American Power Conversion Corp./(1)/             1,303    16,770
Potomac Electric Power Co.                         783    16,764
Valero Energy Corp./(2)/                           443    16,657
Centex Corp.                                       435    16,643
Avaya Inc./(1)/                                  1,862    16,628
International Flavors & Fragrances Inc.            578    16,479
Alliant Energy Corp./(2)/                          560    16,464
Varian Medical Systems Inc./(1)/                   244    16,372
Sonoco Products Co.                                695    16,312
Phelps Dodge Corp.                                 562    16,298
Harris Corp.                                       475    16,283
Trigon Healthcare Inc./(1)/                        265    16,268
New York Community Bancorp                         648    16,245
Bemis Co.                                          374    16,183
Tech Data Corp./(1)/                               379    16,180
Erie Indemnity Co. "A"                             413    16,024
Intersil Holding Corp./(1)/                        488    15,982
International Rectifier Corp./(1)/(2)/             455    15,975
Manpower Inc.                                      554    15,822
Equitable Resources Inc.                           480    15,797
Energy East Corp.                                  839    15,790
Iron Mountain Inc./(1)/                            402    15,698
Abgenix Inc./(1)/                                  526    15,670
Tyson Foods Inc. "A"                             1,591    15,576
Community Health Systems Inc./(1)/(2)/             621    15,525
American National Insurance Co.                    189    15,496
Dun & Bradstreet Corp./(1)/                        494    15,442
First Virginia Banks Inc.                          341    15,406
NSTAR                                              373    15,338
Cabot Corp.                                        457    15,309
Associated Bancorp                                 444    15,282
TriQuint Semiconductor Inc./(1)/                   863    15,258
Fairchild Semiconductor Corp. "A"/(1)/             717    15,236
Crown Castle International Corp./(1)/            1,302    15,233
Molex Inc. "A"                                     613    15,233
Adelphia Communications Corp. "A"/(1)/(2)/         686    15,181

--------------------------------------------------------------------------------
 page 42                                                              i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                 Shares   Value
---------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------
Universal Health Services Inc. "B"/(1)/     372   $15,025
CH Robinson Worldwide Inc.                  560    14,991
Cooper Cameron Corp./(1)/                   383    14,937
Dentsply International Inc.                 332    14,937
Health Care Property Investors Inc.         399    14,851
Waddell & Reed Financial Inc. "A"           579    14,759
XTO Energy Inc.                             815    14,670
Allmerica Financial Corp./(1)/              375    14,625
Goodrich (B.F.) Co.                         684    14,603
Investment Technology Group Inc./(1)/       226    14,557
Neuberger Berman Inc.                       416    14,510
Venator Group Inc./(1)/                     996    14,442
Allied Capital Corp.                        640    14,413
Fastenal Co./(2)/                           244    14,408
Commerce Bancshares Inc.                    396    14,363
Western Wireless Corp. "A"/(1)/             492    14,352
Conectiv Inc.                               607    14,325
AMB Property Corp.                          589    14,319
Certegy Inc./(1)/                           501    14,278
Allied Waste Industries Inc./(1)/         1,436    14,245
Maytag Corp.                                509    14,191
ICN Pharmaceuticals Inc./(2)/               585    14,163
Mercury Interactive Corp./(1)/              588    14,006
Outback Steakhouse Inc./(1)/                485    13,992
Storage Technology Corp./(1)/               745    13,984
Emulex Corp./(1)/(2)/                       590    13,971
Liberty Property Trust                      521    13,963
Lear Corp./(1)/                             454    13,938
FirstMerit Corp.                            603    13,917
Lamar Advertising Co./(1)/                  442    13,879
Broadwing Inc./(1)/                       1,497    13,862
Vitesse Semiconductor Corp./(1)/(2)/      1,462    13,801
Noble Affiliates Inc.                       373    13,790
Washington Post Company (The) "B"/(2)/       27    13,784
Homestake Mining Company                  1,678    13,760
Westwood One Inc./(1)/                      577    13,727
BancWest Corporation                        392    13,700
Parametric Technology Corp./(1)/          1,953    13,691
Barnes & Noble Inc./(1)/                    372    13,671
Lennar Corp./(2)/                           377    13,670
Martin Marietta Materials Inc.              342    13,653
American Tower Corp./(1)/(2)/             1,237    13,632
Pacific Century Financial Corp.             585    13,631
Lattice Semiconductor Corp./(1)/            777   $13,597
Humana Inc./(1)/                          1,176    13,583
Park Place Entertainment Corp./(1)/       1,897    13,583
TeleCorp PCS Inc./(1)/                    1,003    13,460
Omnicare Inc.                               675    13,419
Tektronix Inc./(1)/                         681    13,416
Fidelity National Financial Inc.            581    13,369
Alliant Techsystems Inc./(1)/               153    13,351
Abercrombie & Fitch Co. "A"/(1)/(2)/        709    13,343
Wilmington Trust Corp.                      234    13,291
99 Cents Only Stores/(1)/                   373    13,260
Service Corp. International/(1)/          2,079    13,243
AdvancePCS/(1)/                             217    13,187
Crescent Real Estate Equities Co.           746    13,137
Whole Foods Market Inc./(1)/(2)/            378    13,136
National Fuel Gas Co.                       560    13,110
EarthLink Inc./(1)/                         894    13,097
Navistar International Corp.                435    13,050
Autodesk Inc.                               392    13,022
Unitrin Inc.                                337    13,008
Mohawk Industries Inc./(1)/                 301    13,003
Vertex Pharmaceuticals Inc./(1)/            529    12,961
Bausch & Lomb Inc.                          398    12,959
Hormel Foods Corp.                          538    12,912
NICOR Inc.                                  330    12,834
Santa Fe International Corp.                527    12,827
Questar Corp.                               582    12,804
Quintiles Transnational Corp./(1)/          806    12,783
Fulton Financial Corp.                      578    12,670
UnionBanCal Corporation                     379    12,655
Amazon.com Inc./(1)/(2)/                  1,811    12,641
Diamond Offshore Drilling Inc./(2)/         458    12,641
Mack-Cali Realty Corp.                      407    12,617
E*trade Group Inc./(1)/(2)/               1,931    12,609
Medicis Pharmaceutical Corp. "A"/(1)/       218    12,576
Gentex Corp./(1)/                           528    12,566
Triad Hospitals Inc./(1)/                   466    12,535
Reynolds & Reynolds Co. "A"                 527    12,516
General Growth Properties Inc.              340    12,451
Viad Corp.                                  638    12,441
Jack Henry & Associates Inc.                504    12,429
Rouse Co./(2)/                              473    12,426
OGE Energy Corp./(2)/                       573    12,411
Pride International Inc./(1)/(2)/           960    12,346
Valassis Communications Inc./(1)/           394    12,293

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 43
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                      Shares     Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Dow Jones & Co. Inc./(2)/                          270   $12,150
Transatlantic Holdings Inc.                        145    12,144
Orion Power Holdings Inc./(1)/(2)/                 470    12,131
Protective Life Corp.                              438    12,067
Smithfield Foods Inc./(1)/                         573    12,062
Boise Cascade Corp.                                420    11,995
Investors Financial Services Corp.                 226    11,955
Puget Energy Inc.                                  624    11,900
City National Corp.                                290    11,890
RenaissanceRe Holdings Ltd.                        123    11,867
Herman Miller Inc.                                 560    11,844
Ball Corp.                                         191    11,754
DeVry Inc./(1)/                                    434    11,696
Security Capital Group "B"/(1)/                    624    11,669
Michaels Stores Inc./(1)/                          227    11,661
Dana Corp./(2)/                                  1,082    11,631
Brunswick Corp.                                    650    11,628
Eaton Vance Corp.                                  413    11,605
Rowan Companies Inc./(1)/                          686    11,587
Markel Corp./(1)/                                   59    11,561
Lyondell Chemical Co.                              868    11,553
Pioneer Natural Resources Co./(1)/                 679    11,550
Micrel Inc./(1)/                                   459    11,544
Krispy Kreme Doughnuts Inc./(1)/(2)/               330    11,540
Molex Inc.                                         398    11,514
Pulte Corp.                                        354    11,505
Arden Realty Inc.                                  466    11,478
New Plan Excel Realty Trust                        645    11,468
MDU Resources Group Inc.                           470    11,426
Viacom Inc. "A"/(1)/                               311    11,407
ALLETE                                             518    11,396
Gateway Inc./(1)/                                2,012    11,368
Marvell Technology Group Ltd./(1)/                 467    11,367
Pentair Inc.                                       357    11,335
Snap-On Inc.                                       423    11,319
Helmerich & Payne Inc.                             373    11,313
IndyMac Bancorp Inc./(1)/                          439    11,274
3Com Corp./(1)/                                  2,715    11,240
KEMET Corp./(1)/                                   628    11,229
CSG Systems International Inc./(1)/                359    11,222
Barr Laboratories Inc./(1)/                        154    11,211
Coors (Adolf) Company "B"                          225    11,194
Visteon Corp.                                      939    11,174
Tidewater Inc.                                     369   $11,151
Titan Corp. (The)/(1)/(2)/                         426    11,131
White Mountains Insurance Group Inc.                32    11,104
KPMG Consulting Inc./(1)/                          897    11,051
National-Oilwell Inc./(1)/                         596    11,038
Dial Corp.                                         659    10,992
Advanced Fibre Communications Inc./(1)/            589    10,973
HCC Insurance Holdings Inc.                        399    10,969
Suiza Foods Corp./(1)/                             186    10,968
D.R. Horton Inc.                                   490    10,951
Belo (A.H.) Corp.                                  640    10,944
Roslyn Bancorp Inc.                                603    10,944
Alkermes Inc./(1)/                                 426    10,927
Andrew Corp./(1)/                                  600    10,902
OSI Pharmaceuticals Inc./(1)/(2)/                  238    10,872
DaVita Inc./(1)/                                   597    10,865
Massey Energy Co.                                  530    10,865
Newfield Exploration Co./(1)/                      312    10,861
Dean Foods Co.                                     242    10,854
Edwards Lifesciences Corp./(1)/                    427    10,846
Weingarten Realty Investors                        216    10,809
Renal Care Group Inc./(1)/                         344    10,802
Great Plains Energy Inc.                           452    10,785
Cabot Microelectronics Corp./(1)/(2)/              162    10,737
Catalina Marketing Corp./(1)/                      387    10,701
Energizer Holdings Inc./(1)/                       648    10,686
Jacobs Engineering Group Inc./(1)/                 163    10,683
Sky Financial Group Inc.                           536    10,682
Extreme Networks Inc./(1)/                         908    10,615
Host Marriott Corp./(2)/                         1,572    10,611
MGM Grand Inc./(1)/(2)/                            475    10,592
MONY Group Inc.                                    351    10,590
Readers Digest Association Inc. (The) "A"          596    10,549
Constellation Brands Inc./(1)/                     256    10,506
United Dominion Realty Trust                       735    10,503
Pogo Producing Co.                                 383    10,464
Catellus Development Corp./(1)/                    608    10,458
IDACorp Inc.                                       275    10,450
Enterasys Networks Inc./(1)/                     1,309    10,420
OM Group Inc.                                      172    10,415
Webster Financial Corp.                            343    10,410
Valspar Corp.                                      309    10,373
CBRL Group Inc.                                    412    10,345
Camden Property Trust                              295    10,266
WorldCom Inc.- MCI Group                           866    10,262

--------------------------------------------------------------------------------
 page 44                                                              i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                   Shares            Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Lubrizol Corp.                                364            10,243
ResMed Inc./(1)/(2)/                          183            10,211
Applera Corp. - Celera Genomics
  Group/(1)/(2)/                              434            10,199
Openwave Systems Inc./(1)/(2)/              1,318            10,188
Labranche & Co. Inc./(1)/(2)/                 352            10,169
NetIQ Corp./(1)/                              361            10,162
Brown & Brown Inc.                            177            10,160
Quantum DLT & Storage Group/(1)/            1,205            10,158
Cullen/Frost Bankers Inc.                     376            10,137
Clayton Homes Inc.                            724            10,136
Riverstone Networks Inc./(1)/                 795            10,112
Old National Bancorp                          407            10,069
Nordstrom Inc.                                714            10,067
Sierra Pacific Resources Corp.                692            10,041
Sybase Inc./(1)/                              738            10,037
Medarex Inc./(1)/                             487            10,032
PartnerRe Ltd.                                215             9,998
Cerner Corp./(1)/(2)/                         186             9,997
WebMD Corp./(1)/                            2,174             9,979
Hospitality Properties Trust                  402             9,974
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                            467             9,970
Teleflex Inc.                                 249             9,960
Henry Schein Inc./(1)/                        294             9,922
Patterson-UTI Energy Inc./(1)/                550             9,911
Trustmark Corp.                               413             9,895
Colonial BancGroup Inc.                       784             9,878
Scholastic Corp./(1)/                         220             9,834
Vectren Corporation                           465             9,825
BRE Properties Inc. "A"                       338             9,802
Hanover Compressor Co./(1)/(2)/               352             9,708
Affymetrix Inc./(1)/                          323             9,706
Steris Corp./(1)/                             433             9,699
Doral Financial Corp.                         277             9,659
Post Properties Inc.                          284             9,645
Berkley (W.R.) Corp.                          181             9,631
StanCorp Financial Group Inc.                 216             9,590
Hubbell Inc. "B"                              351             9,589
O'Reilly Automotive Inc./(1)/(2)/             339             9,580
Peoples Energy Corp.                          249             9,534
Independence Community Bank Corp.             392             9,533
Cree Inc./(1)/(2)/                            529             9,496
Novell Inc./(1)/                            2,656             9,402
USX-U.S. Steel Group Inc.                     652           $ 9,382
Axcelis Technologies Inc./(1)/                715             9,374
Washington Federal Inc.                       413             9,354
Westamerica Bancorp                           256             9,354
Affiliated Managers Group Inc./(1)/           151             9,317
Varco International Inc./(1)/                 621             9,315
AmeriCredit Corp./(1)/(2)/                    599             9,284
Commercial Federal Corp.                      371             9,260
Finisar Corp./(1)/(2)/                      1,182             9,243
Internet Security Systems Inc./(1)/           348             9,205
Solutia Inc.                                  764             9,168
Extended Stay America Inc./(1)/               679             9,166
First Midwest Bancorp Inc.                    273             9,124
Hudson United Bancorp                         351             9,122
WGL Holdings Inc.                             337             9,119
Harsco Corp.                                  285             9,106
COR Therapeutics Inc./(1)/(2)/                404             9,102
Techne Corp./(1)/                             302             9,102
Ethan Allen Interiors Inc.                    284             9,091
Mentor Graphics Corp./(1)/                    478             9,063
Borders Group Inc./(1)/                       580             9,042
Roper Industries Inc.                         213             9,031
Furniture Brands International Inc./(1)/      374             8,980
IKON Office Solutions Inc.                    925             8,963
Citizens Banking Corp.                        295             8,944
Adaptec Inc./(1)/                             742             8,941
FMC Corp./(1)/                                188             8,922
Highwoods Properties Inc.                     378             8,921
Vignette Corp./(1)/                         1,904             8,911
Global Crossing Ltd./(1)/(2)/               7,864             8,886
GTECH Holdings Corp./(1)/                     221             8,818
SICOR Inc./(1)/                               469             8,794
RPM Inc.                                      719             8,736
Williams-Sonoma Inc./(1)/(2)/                 337             8,728
McDATA Corp. "A"/(1)/                         592             8,708
NVR Inc./(1)/                                  55             8,707
Silicon Valley Bancshares/(1)/                370             8,673
UTStarcom Inc./(1)/                           368             8,641
American Eagle Outfitters Inc./(1)/           315             8,631
Bancorp South Inc.                            564             8,629
Cheesecake Factory (The)/(1)/                 306             8,629
TyCom Ltd./(1)/(2)/                           563             8,625
Monsanto Company                              275             8,607
Zebra Technologies Corp. "A"/(1)/             186             8,569
Triton PCS Holdings Inc. "A"/(1)/             265             8,528

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 45
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                   Shares   Value
----------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------
Scotts Co. (The) "A"/(1)/                     211   $8,505
Donaldson Co. Inc.                            269    8,487
Payless Shoesource Inc./(1)/(2)/              160    8,456
Copart Inc./(1)/                              288    8,453
Hawaiian Electric Industries Inc.             227    8,449
Pharmaceutical Product Development Inc./(1)/  316    8,428
Coach Inc./(1)/                               301    8,398
Brown-Forman Corp. "B"                        141    8,381
National Data Corp.                           238    8,378
Apria Healthcare Group Inc./(1)/              364    8,372
Mitchell Energy & Development Corp. "A"       157    8,360
Raymond James Financial Inc.                  286    8,360
Lee Enterprises Inc.                          242    8,337
Advent Software Inc./(1)/(2)/                 215    8,293
York International Corp.                      270    8,273
Perot Systems Corp. "A"/(1)/                  487    8,255
Rayonier Inc.                                 191    8,171
Mercury General Corp.                         188    8,169
BorgWarner Inc.                               191    8,160
Ascential Software Corp./(1)/               2,155    8,146
Global Payments Inc.                          272    8,146
Career Education Corp./(1)/                   312    8,134
Sycamore Networks Inc./(1)/                 1,838    8,106
Healthcare Realty Trust                       300    8,100
NPS Pharmaceuticals Inc./(1)/                 224    8,093
IMC Global Inc.                               752    8,084
Six Flags Inc./(1)/(2)/                       684    8,071
Providian Financial Corp.                   2,068    8,045
Callaway Golf Co.                             562    8,031
Worthington Industries Inc.                   617    8,021
Commerce Group Inc.                           220    8,019
Polaris Industries Partners LP "A"            178    8,003
Chesapeake Energy Corp./(1)/                1,101    7,982
Ruby Tuesday Inc.                             463    7,982
Williams Communications Group Inc./(1)/     4,733    7,904
LifePoint Hospitals Inc./(1)/                 253    7,889
Reebok International Ltd./(1)/                380    7,889
Foundry Networks Inc./(1)/                    807    7,876
Precision Castparts Corp.                     346    7,868
Knight Trading Group Inc./(1)/                798    7,844
Hispanic Broadcasting Corp./(1)/              467    7,827
First Industrial Realty Trust                 284    7,810
Cummins Engine Company Inc.                   249    7,796
Royal Caribbean Cruises Ltd./(2)/             707   $7,777
Pier 1 Imports Inc.                           706    7,773
Lafarge Corp.                                 219    7,764
HRPT Properties Trust                         951    7,751
Tupperware Corp.                              380    7,748
Plexus Corp./(1)/(2)/                         309    7,725
CheckFree Corp./(1)/                          548    7,716
Activision Inc./(1)/                          213    7,700
Cubist Pharmaceuticals Inc./(1)/              191    7,697
Maxtor Corp./(1)/                           1,570    7,693
AGL Resources Inc.                            372    7,682
Acxiom Corp./(1)/                             651    7,675
AptarGroup Inc.                               255    7,675
CNF Transportation Inc./(2)/                  346    7,643
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                    560    7,638
Ryder System Inc.                             408    7,630
CEC Entertainment Inc./(1)/                   196    7,593
Corporate Executive Board Co. (The)/(1)/      248    7,581
Macrovision Corp./(1)/                        308    7,580
Crane Co.                                     369    7,557
HON Industries Inc.                           313    7,534
GlobeSpan Inc./(1)/(2)/                       629    7,523
DQE Inc.                                      402    7,517
Harman International Industries Inc.          227    7,502
Silicon Graphics Inc./(1)/                  4,306    7,492
Insight Communications Co. Inc./(1)/          364    7,462
Swift Transportation Co. Inc./(1)/            437    7,425
Kennametal Inc.                               211    7,423
THQ Inc./(1)/                                 149    7,420
Pittston Brink's Group                        384    7,392
Zale Corp./(1)/                               258    7,384
Piedmont Natural Gas Co.                      232    7,378
DoubleClick Inc./(1)/                         999    7,373
Hudson City Bancorp Inc.                      313    7,368
KB HOME                                       249    7,358
Tetra Tech Inc./(1)/                          284    7,350
Entercom Communications Corp./(1)/            218    7,347
Respironics Inc./(1)/                         218    7,342
Wind River Systems Inc./(1)/                  512    7,342
Electronics For Imaging Inc./(1)/             373    7,341
Thomas & Betts Corp.                          404    7,337
Allegheny Technologies Inc.                   495    7,326
Grant Prideco Inc./(1)/                       804    7,308
Meredith Corp.                                221    7,293
ArvinMeritor Inc.                             485    7,285

--------------------------------------------------------------------------------
 page 46                                                              i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                 Shares   Value
--------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------
Church & Dwight Co. Inc.                    280   $7,280
AVX Corp.                                   393    7,274
CommScope Inc./(1)/                         372    7,273
Alpha Industries Inc./(1)/(2)/              312    7,263
Mandalay Resort Group Inc./(1)/             440    7,260
Saks Inc./(1)/                            1,065    7,242
Orthodontic Centers of America
  Inc./(1)/(2)/                             287    7,241
CarrAmerica Realty Corp.                    255    7,219
Arch Coal Inc.                              327    7,210
Community First Bankshares Inc.             300    7,206
Cytec Industries Inc./(1)/                  301    7,203
Performance Food Group Co./(1)/(2)/         245    7,201
Conseco Inc./(1)/(2)/                     2,407    7,197
Fleming Companies Inc./(2)/                 297    7,158
Mueller Industries Inc./(1)/                247    7,151
Shaw Group Inc./(1)/(2)/                    260    7,150
Metris Companies Inc./(2)/                  441    7,149
AK Steel Holding Corp.                      784    7,134
Whitney Holding Corp.                       181    7,106
First American Corp.                        426    7,093
Retek Inc./(1)/                             349    7,092
Ingram Micro Inc. "A"/(1)/                  554    7,091
Varian Semiconductor Equipment
  Associates Inc./(1)/                      236    7,089
Myriad Genetics Inc./(1)/                   154    7,084
Advanced Digital Information Corp./(1)/     474    7,082
Cooper Tire & Rubber Co.                    536    7,081
Applebee's International Inc.               235    7,073
United Stationers Inc./(1)/                 252    7,069
Reckson Associates Realty Corp.             307    7,061
Powerwave Technologies Inc./(1)/            461    7,053
Leucadia National Corp.                     243    7,042
Greater Bay Bancorp/(2)/                    308    7,019
Dillards Inc. "A"                           541    7,006
Mercury Computer Systems Inc./(1)/          148    6,980
Centerpoint Properties Corp.                150    6,975
Western Resources Inc.                      425    6,962
Amkor Technology Inc./(1)/                  558    6,947
Jack in the Box Inc./(1)/                   282    6,937
Incyte Genomics Inc./(1)/                   465    6,928
Pennzoil-Quaker State Co.                   590    6,921
Continental Airlines Inc. "B"/(1)/          395    6,909
Park National Corp.                          75    6,881
Cousins Properties Inc.                     283   $6,851
Wiley (John) & Sons Inc. "A"                339    6,848
Covance Inc./(1)/                           373    6,845
Overture Services Inc./(1)/(2)/             259    6,825
Corn Products International Inc.            226    6,803
United Bancshares Inc.                      250    6,800
Aviron/(1)/                                 204    6,793
Allegiance Telecom Inc./(1)/                945    6,785
Integrated Circuit Systems Inc./(1)/        398    6,770
Trinity Industries Inc.                     272    6,767
Alberto-Culver Co. "B"/(2)/                 160    6,760
Coventry Health Care Inc./(1)/              314    6,732
Lancaster Colony Corp.                      216    6,731
Amphenol Corp. "A"/(1)/                     151    6,727
Aeroflex Inc./(1)/                          458    6,719
Public Service Company of New Mexico        274    6,713
MedQuist Inc./(1)/                          276    6,707
Scios Inc./(1)/(2)/                         290    6,699
Southern Union Co./(1)/                     351    6,697
Nationwide Health Properties Inc.           338    6,659
Cox Radio Inc. "A"/(1)/                     306    6,640
Forest Oil Corp./(1)/                       242    6,631
Interwoven Inc./(1)/                        906    6,623
Cleco Corp.                                 329    6,616
Intimate Brands Inc.                        582    6,606
Invacare Corp.                              197    6,599
GATX Corporation                            249    6,586
Stone Energy Corp./(1)/                     166    6,565
Key Energy Services Inc./(1)/               754    6,560
Cambrex Corp.                               177    6,549
Winn-Dixie Stores Inc.                      589    6,514
Inhale Therapeutic Systems Inc./(1)/        372    6,510
NRG Energy Inc./(1)/(2)/                    368    6,503
Harte-Hanks Inc.                            279    6,501
Mid Atlantic Medical Services Inc./(1)/     350    6,492
AMETEK Inc.                                 240    6,480
Flowserve Corp./(1)/                        277    6,476
Priority Healthcare Corp. "B"/(1)/          224    6,471
Tekelec/(1)/                                337    6,470
CuraGen Corp./(1)/(2)/                      277    6,390
Prentiss Properties Trust                   251    6,375
Macromedia Inc./(1)/                        425    6,358
Exar Corp./(1)/                             282    6,356
Sl Green Realty Corp.                       213    6,352
Shurgard Storage Centers Inc. "A"           211    6,343

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 47
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
-----------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------
Sonic Corp./(1)/                               189   $6,333
Taro Pharmaceutical Industries
  Ltd./(1)/(2)/                                150    6,315
SkyWest Inc.                                   345    6,314
Philadelphia Suburban Corp.                    221    6,299
Dole Food Co.                                  309    6,291
Perrigo Co./(1)/                               425    6,286
Vintage Petroleum Inc.                         359    6,279
Universal Corporation                          194    6,274
Federal Realty Investment Trust                287    6,262
Nationwide Financial Services Inc.             184    6,260
Louis Dreyfus Natural Gas Corp./(1)/           158    6,257
Sonus Networks Inc./(1)/                     1,485    6,252
Carlisle Companies Inc.                        209    6,245
Flowers Foods Inc./(1)/                        150    6,225
National Instruments Corp./(1)/(2)/            216    6,223
Southwest Bancorp of Texas Inc./(1)/           216    6,197
Developers Diversified Realty Corp.            339    6,170
Kopin Corp./(1)/                               489    6,157
American Greetings Corp. "A"/(2)/              439    6,155
Ohio Casualty Corp.                            403    6,146
Media General Inc. "A"                         147    6,115
American Financial Group Inc.                  276    6,108
Meridian Gold Inc./(1)/                        557    6,099
IDEXX Laboratories Inc./(1)/                   242    6,098
Macerich Co. (The)                             252    6,098
Alpharma Inc. "A"/(2)/                         220    6,094
Province Healthcare Co./(1)/                   221    6,089
Crompton Corp.                                 838    6,075
St. Joe Company (The)                          236    6,075
Big Lots Inc.                                  831    6,066
US Freightways Corp.                           195    6,066
Owens-Illinois Inc./(1)/                       992    6,051
Hercules Inc./(1)/(2)/                         800    6,048
Tommy Hilfiger Corp./(1)/                      525    6,032
Chittenden Corp.                               243    6,012
Staten Island Bancorp Inc.                     206    5,962
Nextel Partners Inc. "A"/(1)/                1,113    5,955
Fair Isaac and Co. Inc.                        125    5,944
American Capital Strategies Ltd.               239    5,920
Transkaryotic Therapies Inc./(1)/              155    5,899
Regis Corp.                                    276    5,868
La Quinta Properties Inc./(1)/               1,090    5,831
Haemonetics Corp./(1)/                         153    5,829
Black Box Corp./(1)/(2)/                       129   $5,809
Sybron Dental Specialties Inc./(1)/            283    5,801
Toll Brothers Inc./(1)/                        186    5,796
Western Digital Corp./(1)/                   1,729    5,792
Credence Systems Corp./(1)/                    423    5,753
Briggs & Stratton Corp.                        153    5,747
Anchor Gaming/(1)/                             113    5,744
Micromuse Inc./(1)/(2)/                        621    5,744
Donnelley (R.H.) Corp./(1)/                    217    5,729
Great Lakes Chemical Corp.                     270    5,727
Arbitron Inc./(1)/                             212    5,724
ITT Educational Services Inc./(1)/             150    5,707
Legato Systems Inc./(1)/                       679    5,697
Sylvan Learning Systems Inc./(1)/              254    5,690
Tularik Inc./(1)/(2)/                          247    5,681
Atlantic Coast Airlines Holdings Inc./(1)/     302    5,672
RSA Security Inc./(1)/(2)/                     470    5,659
Health Care REIT Inc.                          218    5,646
Tootsie Roll Industries Inc.                   154    5,646
iStar Financial Inc.                           242    5,639
Avocent Corporation/(1)/                       302    5,635
Cirrus Logic Inc./(1)/                         506    5,632
Louisiana-Pacific Corp.                        779    5,609
Granite Construction Inc.                      225    5,602
Coherent Inc./(1)/                             211    5,591
TD Waterhouse Group Inc./(1)/                  590    5,587
Cell Therapeutics Inc./(1)/                    186    5,586
International Speedway Corp. "A"               150    5,568
Silicon Storage Technology Inc./(1)/           621    5,558
Informatica Corp./(1)/                         597    5,534
Varian Inc./(1)/                               218    5,524
Rambus Inc./(1)/                               679    5,520
Linens 'N Things Inc./(1)/                     302    5,496
Alexander & Baldwin Inc.                       246    5,478
CACI International Inc. "A"/(1)/                88    5,474
Total System Services Inc.                     271    5,474
Direct Focus Inc./(1)/                         225    5,472
Comcast Corp./(1)/                             153    5,458
RGS Energy Group Inc.                          142    5,446
SonicWALL Inc./(1)/                            383    5,439
Garmin Ltd./(1)/                               320    5,379
Downey Financial Corp.                         153    5,376
Technitrol Inc.                                216    5,374
ONEOK Inc.                                     312    5,373
Men's Wearhouse Inc. (The)/(1)/(2)/            270    5,365

--------------------------------------------------------------------------------
 page 48                                                               i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                   Shares   Value
----------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------
Infocus Corp./(1)/(2)/                        277   $5,363
AGCO Corp.                                    463    5,362
Talbots Inc. (The)                            188    5,358
American Italian Pasta Co. "A"/(1)/           131    5,336
Elantec Semiconductor Inc./(1)/               163    5,328
Cabot Oil & Gas Corp. "A"                     220    5,302
Tom Brown Inc./(1)/                           227    5,300
Werner Enterprises Inc.                       244    5,283
Cognex Corp./(1)/                             278    5,276
Seacor Smit Inc./(1)/                         133    5,272
Horace Mann Educators Corp.                   278    5,268
Keane Inc./(1)/                               372    5,268
Terayon Communications Systems Inc./(1)/      464    5,266
Waste Connections Inc./(1)/                   179    5,230
LTX Corp./(1)/(2)/                            317    5,218
eFunds Corp./(1)/(2)/                         336    5,208
Fuller (H. B.) Co.                            101    5,194
Potlatch Corp.                                207    5,185
Plantronics Inc./(1)/                         249    5,174
Virata Corp./(1)/                             431    5,163
Petsmart Inc./(1)/                            660    5,155
RealNetworks Inc./(1)/                        907    5,143
Beverly Enterprises Inc./(1)/                 685    5,131
Alaska Air Group Inc./(1)/                    209    5,100
SanDisk Corp./(1)/                            464    5,076
El Paso Electric Co./(1)/                     373    5,073
Ameritrade Holding Corp. "A"/(1)/(2)/         920    5,060
Superior Industries International Inc.        153    5,055
Jeffries Group Inc.                           152    5,042
South Financial Group Inc. (The)              316    5,040
Kansas City Southern Industries Inc./(1)/     403    5,037
Republic Bancorp Inc.                         341    5,030
Western Gas Resources Inc.                    156    5,026
Read-Rite Corp./(1)/                        1,008    5,020
United Rentals Inc./(1)/                      275    5,019
Kulicke & Soffa Industries Inc./(1)/(2)/      330    5,006
Bob Evans Farms Inc.                          266    5,003
Delta & Pine Land Co.                         277    5,000
Concurrent Computer Corp./(1)/                425    4,989
Olin Corp.                                    332    4,973
National Service Industries Inc.              280    4,967
FreeMarkets Inc./(1)/(2)/                     371    4,960
Footstar Inc./(1)/                            148    4,943
AirGate PCS Inc./(1)/                          96   $4,940
Black Hills Corp.                             179    4,915
Wallace Computer Services Inc.                316    4,898
Manitowoc Co. Inc.                            178    4,895
Kilroy Realty Corp.                           209    4,893
Trimeris Inc./(1)/                            123    4,883
Timberland Co. "A"/(1)/                       150    4,872
Photronics Inc./(1)/                          196    4,865
Reinsurance Group of America Inc.             154    4,862
Power Integrations Inc./(1)/                  211    4,855
CV Therapeutics Inc./(1)/                     123    4,851
Blyth Inc.                                    249    4,848
Stericycle Inc./(1)/                          101    4,848
Borland Software Corp./(1)/                   432    4,834
CNET Networks Inc./(1)/                       972    4,802
Energen Corp.                                 196    4,802
ADVO Inc./(1)/                                133    4,797
Orbotech Ltd./(1)/                            222    4,786
Ferro Corp.                                   217    4,774
UAL Corp.                                     375    4,770
Northwest Airlines Corp. "A"/(1)/             370    4,751
Veeco Instruments Inc./(1)/                   186    4,736
Banta Corp.                                   163    4,735
MAF Bancorp Inc.                              169    4,732
Montana Power Co./(1)/                        794    4,732
Provident Financial Group Inc.                221    4,732
M.D.C. Holdings Inc.                          177    4,721
Covanta Energy Corporation/(1)/               362    4,713
Time Warner Telecom Inc. "A"/(1)/             430    4,713
VISX Inc./(1)/                                401    4,712
Regeneron Pharmaceuticals Inc./(1)/(2)/       213    4,707
Immunomedics Inc./(1)/                        257    4,703
Timken Co.                                    349    4,701
Power-One Inc./(1)/                           594    4,699
Duane Reade Inc./(1)/                         156    4,668
AnnTaylor Stores Corp./(1)/                   212    4,664
McDermott International Inc./(1)/             440    4,664
United States Cellular Corp./(1)/             104    4,644
CNA Financial Corp./(1)/                      184    4,633
Electro Scientific Industries Inc./(1)/       196    4,620
Pediatrix Medical Group Inc./(1)/             159    4,617
Northwest Natural Gas Co.                     193    4,613
AmerUs Group Co.                              152    4,601
FelCor Lodging Trust Inc./(2)/                331    4,598
Liberate Technologies Inc./(1)/               465    4,594

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 49
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                 Shares   Value
--------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------
Ligand Pharmaceuticals Inc. "B"/(1)/        340   $4,580
Metro-Goldwyn-Mayer Inc./(1)/               285    4,577
NTL Inc./(1)/                             1,345    4,573
Chelsea Property Group Inc.                 102    4,570
Wolverine World Wide Inc.                   310    4,566
Storage USA Inc.                            113    4,537
Insight Enterprises Inc./(1)/               279    4,534
MSC Industrial Direct Co. Inc. "A"/(1)/     276    4,526
Cymer Inc./(1)/                             216    4,514
Cell Genesys Inc./(1)/                      251    4,493
LNR Property Corp.                          163    4,491
Dreyer's Grand Ice Cream Inc.               137    4,480
Red Hat Inc./(1)/                           948    4,475
CBL & Associates Properties Inc.            153    4,455
PSS World Medical Inc./(1)/                 491    4,434
Impath Inc./(1)/                            120    4,424
Stillwater Mining Co./(1)/                  283    4,412
Georgia Gulf Corp.                          247    4,389
Hollinger International Inc.                424    4,380
Pixar Inc./(1)/(2)/                         118    4,354
Cable Design Technologies Corp./(1)/        340    4,345
Interstate Bakeries Corp.                   184    4,337
Quanta Services Inc./(1)/(2)/               285    4,332
Pep Boys-Manny Moe & Jack Inc.              368    4,324
webMethods Inc./(1)/(2)/                    470    4,319
Owens & Minor Inc.                          245    4,314
Loral Space & Communications Ltd./(1)/    3,340    4,309
EMCOR Group Inc./(1)/                       110    4,303
Landstar System Inc./(1)/                    60    4,300
Casey's General Store Inc.                  345    4,295
Getty Images Inc./(1)/                      274    4,272
Mentor Corp.                                153    4,272
C&D Technologies Inc.                       206    4,268
Albany Molecular Research Inc./(1)/         154    4,266
Brandywine Realty Trust                     216    4,264
TIBCO Software Inc./(1)/                    502    4,237
Syncor International Corp./(1)/             146    4,234
ATMI Inc./(1)/                              222    4,231
Avista Corp.                                350    4,196
Ralcorp Holdings Inc./(1)/                  215    4,193
Kos Pharmaceuticals Inc./(1)/               149    4,179
Ryan's Family Steak Houses Inc./(1)/        232    4,176
Nordson Corp.                               186    4,172
Documentum Inc./(1)/                        282   $4,165
E.piphany Inc./(1)/(2)/                     706    4,165
Hain Celestial Group Inc./(1)/              211    4,161
W.P. Stewart & Co. Ltd.                     196    4,141
Home Properties of NY Inc.                  135    4,132
Sotheby's Holdings Inc. "A"/(1)/            309    4,128
Iomega Corp./(1)/                           590    4,124
Longs Drug Stores Corp.                     181    4,121
AMCORE Financial Inc.                       188    4,119
Millennium Chemicals Inc.                   432    4,117
Kaydon Corp.                                217    4,101
FileNET Corp./(1)/                          281    4,094
Hughes Supply Inc.                          173    4,086
People's Bank                               187    4,073
Grey Wolf Inc./(1)/                       1,403    4,055
Modis Professional Services Inc./(1)/       771    4,040
Evergreen Resources Inc./(1)/               101    4,034
Primedia Inc./(1)/                        1,888    4,021
HNC Software Inc./(1)/                      232    4,014
Monaco Coach Corp./(1)/                     223    3,992
S1 Corp./(1)/                               383    3,983
Stewart Enterprises Inc. "A"/(1)/           656    3,975
Dionex Corp./(1)/                           165    3,960
Overseas Shipholding Group Inc.             159    3,958
American Management Systems Inc./(1)/       300    3,954
Homestore.com Inc./(1)/(2)/                 763    3,922
Provident Bankshares Corp.                  178    3,920
Brooks Automation Inc./(1)/(2)/             121    3,906
Oak Technology Inc./(1)/                    391    3,906
Edwards (J.D.) & Co./(1)/                   547    3,878
Avant! Corp./(1)/                           382    3,862
Newport Corp.                               246    3,835
Valuevision International Inc. "A"/(1)/     279    3,806
Colonial Properties Trust                   127    3,791
Manugistics Group Inc./(1)/                 492    3,788
UniSource Energy Corp.                      240    3,782
Xoma Ltd./(1)/                              505    3,772
Manufactured Home Communities Inc.          123    3,758
Modine Manufacturing Co.                    181    3,756
Dycom Industries Inc./(1)/                  312    3,728
Charming Shoppes Inc./(1)/                  781    3,725
Airborne Inc.                               371    3,706
Texas Industries Inc.                       123    3,702
InfoSpace Inc./(1)/                       2,336    3,691
Priceline.com Inc./(1)/                     766    3,684

--------------------------------------------------------------------------------
 page 50                                                              i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
-----------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------
Sunrise Assisted Living Inc./(1)/(2)/          123   $3,676
McDATA Corp. "B"/(1)/                          233    3,651
Leap Wireless International Inc./(1)/          245    3,643
Noven Pharmaceuticals Inc./(1)/                169    3,623
Agile Software Corp./(1)/                      378    3,599
Arris Group Inc./(1)/                          611    3,599
ADTRAN Inc./(1)/                               155    3,596
East West Bancorp Inc.                         158    3,569
Mills Corp.                                    163    3,560
Freeport-McMoRan Copper & Gold
  Inc./(1)/(2)/                                320    3,552
Terex Corp./(1)/                               219    3,550
Insituform Technologies Inc. "A"/(1)/          185    3,545
Aztar Corp./(1)/                               246    3,530
Bally Total Fitness Holding Corp./(1)/(2)/     191    3,526
Sapient Corp./(1)/                             818    3,526
Sterling Bancshares Inc.                       294    3,502
Selective Insurance Group Inc.                 163    3,501
Arthocare Corp./(1)/(2)/                       177    3,496
Harmonic Inc./(1)/                             433    3,494
Silicon Laboratories Inc./(1)/(2)/             143    3,489
UCBH Holdings Inc.                             120    3,480
Pacific Sunwear of California Inc./(1)/        253    3,479
Sangstat Medical Corp./(1)/                    153    3,464
US Oncology Inc./(1)/                          658    3,455
Akamai Technologies Inc./(1)/                1,092    3,451
Texas Regional Bancshares "A"                  103    3,451
Emmis Communications Corp./(1)/                254    3,442
Intergraph Corp./(1)/                          321    3,435
NBTY Inc./(1)/                                 402    3,429
Echelon Corp./(1)/(2)/                         252    3,427
CTS Corp.                                      212    3,424
Actel Corp./(1)/                               184    3,413
PRI Automation Inc./(1)/                       207    3,403
Trimble Navigation Ltd./(1)/                   193    3,397
G&K Services Inc. "A"                          123    3,396
Veritas DGC Inc./(1)/                          221    3,395
Koger Equity Inc.                              203    3,388
Pegasus Communications Corp./(1)/              342    3,386
Datascope Corp.                                101    3,382
Viasystems Group Inc./(1)/                   2,614    3,372
Yellow Corporation/(1)/                        153    3,366
MRV Communications Inc./(1)/                   775    3,363
Littelfuse Inc./(1)/                           149    3,358
Interactive Data Corp.                         250   $3,355
Rent-A-Center Inc./(1)/                        123    3,352
Capital Automotive REIT                        173    3,348
Quest Software Inc./(1)/                       226    3,345
International Multifoods Corp.                 153    3,331
Hyperion Solutions Corp./(1)/                  222    3,330
Take-Two Interactive Software Inc./(1)/(2)/    237    3,301
Vitria Technology Inc./(1)/                  1,082    3,289
Global Industries Ltd./(1)/                    465    3,288
Tesoro Petroleum Corp./(1)/                    247    3,265
Zoran Corp./(1)/                               129    3,262
ANADIGICS Inc./(1)/                            219    3,254
Aspen Technology Inc./(1)/                     245    3,246
Enzo Biochem Inc./(1)/(2)/                     158    3,242
Helix Technology Corp.                         166    3,217
DSP Group Inc./(1)/                            153    3,213
Tredegar Corporation                           181    3,213
Safeguard Scientifics Inc./(1)/              1,449    3,188
Superior Energy Services Inc./(1)/             403    3,184
PepsiAmericas Inc.                             244    3,182
Wellman Inc.                                   252    3,178
Stratos Lightwave Inc./(1)/                    768    3,149
PacifiCare Health Systems Inc. "A"/(1)/        190    3,146
IHOP Corp./(1)/                                123    3,144
Unifi Inc./(1)/                                414    3,126
EGL Inc./(1)/                                  258    3,119
Maxygen Inc./(1)/                              216    3,119
Lone Star Technologies Inc./(1)/               186    3,058
Harbor Florida Bancshares Inc.                 182    3,048
Claire's Stores Inc.                           252    3,047
Lands' End Inc./(1)/                            95    3,044
Albany International Corp. "A"/(1)/            156    3,042
Wausau-Mosinee Paper Corp.                     293    3,033
Prime Hospitality Corp./(1)/                   330    3,029
DMC Stratex Networks Inc./(1)/                 554    3,019
InterDigital Communications Corp./(1)/         375    3,007
Meristar Hospitality Corp.                     315    2,992
Kellwood Co.                                   153    2,982
Viropharma Inc./(1)/                           119    2,979
FuelCell Energy Inc./(1)/(2)/                  190    2,970
Core Laboratories NV/(1)/                      182    2,967
Emisphere Technologies Inc./(1)/               122    2,934
StorageNetworks Inc./(1)/                      582    2,916
Milacron Inc.                                  245    2,906
Spherion Corporation/(1)/                      403    2,902

--------------------------------------------------------------------------------
iShares Schedules of investments                                         page 51
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
-----------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------
Regal-Beloit Corp.                             163   $2,901
Input/Output Inc./(1)/                         360    2,898
Arkansas Best Corp./(1)/                       123    2,893
Newpark Resources Inc./(1)/                    471    2,878
IDT Corp. "B"/(1)/                             289    2,876
JDA Software Group Inc./(1)/                   183    2,873
Micros Systems Inc./(1)/                       133    2,871
Parexel International Corp./(1)/               192    2,867
Capstone Turbine Corp./(1)/                    562    2,849
Stewart & Stevenson Services Inc.              191    2,823
Schulman (A.) Inc.                             237    2,820
Champion Enterprises Inc./(1)/                 320    2,819
Computer Network Technology Corp./(1)/         193    2,818
Bio-Technology General Corp./(1)/              393    2,810
WMS Industries Inc./(1)/                       156    2,800
Park Electrochemical Corp.                     125    2,794
Bowne & Co. Inc.                               267    2,790
Papa John's International Inc./(1)/            100    2,786
Hutchinson Technology Inc./(1)/                153    2,782
Pharmacopeia Inc./(1)/                         176    2,781
InterVoice-Brite Inc./(1)/                     223    2,779
Systems & Computer Technology Corp./(1)/       226    2,769
Pharmacyclics Inc./(1)/(2)/                    127    2,760
DuPont Photomasks Inc./(1)/                     76    2,739
IGEN International Inc./(1)/                    93    2,735
Presidential Life Corp.                        156    2,716
Glenborough Realty Trust Inc.                  156    2,713
Mutual Risk Management Ltd./(2)/               296    2,708
DDi Corp./(1)/                                 299    2,700
REMEC Inc./(1)/                                300    2,685
Spectrasite Holdings Inc./(1)/               1,167    2,684
SERENA Software Inc./(1)/                      166    2,683
Carpenter Technology Corp.                     123    2,675
Maverick Tube Corp./(1)/                       221    2,674
Anaren Microwave Inc./(1)/                     174    2,660
First Sentinel Bancorp Inc.                    220    2,651
Dendrite International Inc./(1)/               266    2,639
Chesapeake Corp.                                93    2,634
Infonet Services Corp. "B" ADR/(1)/          1,249    2,623
U.S. Airways Group Inc./(1)/                   568    2,618
ESS Technology Inc./(1)/                       204    2,617
Transwitch Corp./(1)/                          790    2,615
Genesco Inc./(1)/                              143    2,610
Transaction Systems Architects Inc.
  "A"/(1)/                                     268   $2,605
Digital River Inc./(1)/(2)/                    196    2,597
Oceaneering International Inc./(1)/            133    2,594
Cost Plus Inc./(1)/                            133    2,587
Checkpoint Systems Inc./(1)/                   247    2,584
PanAmSat Corp./(1)/                            122    2,584
JDN Realty Corp.                               242    2,570
UCAR International Inc./(1)/                   350    2,545
Netegrity Inc./(1)/(2)/                        216    2,536
Roadway Express Inc.                            93    2,534
General Cable Corp.                            224    2,531
Stellent Inc./(1)/(2)/                         123    2,522
Winnebago Industries Inc.                      103    2,506
NCO Group Inc./(1)/(2)/                        153    2,502
Triarc Companies Inc./(1)/                     108    2,495
Great Atlantic & Pacific Tea Co./(1)/          134    2,490
Pre-Paid Legal Services Inc./(1)/              163    2,486
SBA Communications Corp./(1)/                  302    2,476
Fleetwood Enterprises Inc./(2)/                247    2,475
Ciber Inc./(1)/                                369    2,472
Multex.com Inc./(1)/                           353    2,467
Aether Systems Inc./(1)/(2)/                   353    2,460
Praecis Pharmaceuticals Inc./(1)/              568    2,459
Offshore Logistics Inc./(1)/                   123    2,454
Ocwen Financial Corp./(1)/                     285    2,451
Fremont General Corp.                          489    2,450
PFF Bancorp Inc.                                98    2,450
Asyst Technologies Inc./(1)/                   268    2,439
Parker Drilling Co./(1)/                       748    2,431
Ionics Inc./(1)/                               103    2,420
Elcor Corp.                                    103    2,415
Anchor BanCorp Wisconsin Inc.                  153    2,410
Station Casinos Inc./(1)/(2)/                  293    2,406
Tollgrade Communications Inc./(1)/              94    2,396
Kaman Corp. "A"                                177    2,395
Fossil Inc./(1)/(2)/                           131    2,376
Inter-Tel Inc.                                 156    2,368
Verity Inc./(1)/                               222    2,358
Quiksilver Inc./(1)/                           179    2,357
Key3Media Group Inc./(1)/                      490    2,313
Vicor Corp./(1)/                               150    2,312
Profit Recovery Group International Inc.
  (The)/(1)/                                   334    2,305
FirstFed Financial Corp./(1)/                  103    2,291
Hunt (J.B.) Transport Services Inc./(1)/       166    2,281

--------------------------------------------------------------------------------
 page 52                                                               i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                  Shares   Value
---------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------
Lone Star Steakhouse & Saloon Inc.           176   $2,281
Dime Community Bancshares                     94    2,280
Integrated Silicon Solution Inc./(1)/        218    2,265
Nautica Enterprises Inc./(1)/                186    2,254
Cyberonics Inc./(1)/                         143    2,248
Oplink Communications Inc./(1)/            1,659    2,240
Atwood Oceanics Inc./(1)/                     73    2,227
Southwest Securities Group Inc./(2)/         127    2,223
Russell Corp.                                180    2,218
Ryerson Tull Inc.                            192    2,208
Bay View Capital Corp./(1)/                  311    2,186
Gene Logic Inc./(1)/                         163    2,184
Supergen Inc./(1)/                           213    2,179
Casella Waste Systems Inc. "A"/(1)/          186    2,174
Photon Dynamics Inc./(1)/                     82    2,173
Equity Inns Inc.                             273    2,168
Theragenics Corp./(1)/                       243    2,163
Entrust Technologies Inc./(1)/               479    2,155
ProBusiness Services Inc./(1)/               123    2,150
Cohu Inc.                                    123    2,146
NABI Inc./(1)/                               275    2,145
Sinclair Broadcast Group "A"/(1)/            290    2,140
Benchmark Electronics Inc./(1)/              125    2,131
SCM Microsystems Inc./(1)/                   263    2,130
MacDermid Inc.                               156    2,125
Esterline Technologies Corp./(1)/            157    2,123
Netro Corp./(1)/                             549    2,114
Dress Barn Inc./(1)/                          93    2,106
Handspring Inc./(1)/                       1,070    2,097
WD-40 Company                                 93    2,094
Cato Corp. "A"                               123    2,085
Stride Rite Corp.                            337    2,083
Seitel Inc./(1)/                             153    2,081
Tower Automotive Inc./(1)/(2)/               340    2,081
Pioneer-Standard Electronics Inc.            233    2,071
Children's Place Retail Stores Inc./(1)/      87    2,067
M-Systems Flash Disk Pioneers Ltd./(1)/      286    2,059
Molecular Devices Corp./(1)/                 127    2,056
Crown Cork & Seal Co. Inc.                 1,127    2,051
Artesyn Technologies Inc./(1)/               284    2,048
Trans World Entertainment Corp./(1)/         245    2,043
Guitar Center Inc./(1)/                      148    2,041
Emcore Corp./(1)/                            182    2,031
GBC Bancorp                                   73   $2,031
Airtran Holdings Inc./(1)/                   535    2,022
UAXS Global Holdings Inc./(1)/               936    2,003
Learning Tree International Inc./(1)/         95    1,999
Steelcase Inc.                               153    1,997
Three-Five Systems Inc./(1)/                 128    1,985
Trico Marine Services Inc./(1)/              303    1,945
Jakks Pacific Inc./(1)/                      103    1,942
Oakley Inc./(1)/                             180    1,922
Trenwick Group Ltd.                          247    1,917
RFS Hotel Investors Inc.                     207    1,915
Geron Corp./(1)/(2)/                         163    1,894
USG Corp.                                    349    1,881
Pacific Northwest Bancorp                     93    1,879
IDT Corp./(1)/                               170    1,878
SpeechWorks International Inc./(1)/          250    1,875
Forrester Research Inc./(1)/                 115    1,857
F5 Networks Inc./(1)/(2)/                    123    1,856
Caliper Technologies Corp./(1)/              153    1,847
Robert Mondavi Corp. (The) "A"/(1)/           60    1,843
Actuate Corp./(1)/                           441    1,830
Alliance Semiconductor Corp./(1)/            221    1,823
Covansys Corporation/(1)/                    235    1,809
RCN Corp./(1)/                               572    1,802
Lexicon Genetics Inc./(1)/                   183    1,801
OfficeMax Inc./(1)/                          625    1,781
UnitedGlobalCom Inc. "A"/(1)/(2)/          1,347    1,751
Atlas Air Inc./(1)/                          135    1,743
Aspect Communications Corp./(1)/             776    1,738
Brightpoint Inc./(1)/                        472    1,737
U.S. Industries Inc.                         847    1,736
BE Aerospace Inc./(1)/                       213    1,730
Visible Genetics Inc./(1)/                   119    1,727
Actuant Corp. "A"/(1)/                        65    1,725
EntreMed Inc./(1)/(2)/                       147    1,713
Hearst-Argyle Television Inc./(1)/            92    1,711
Chemed Corp.                                  60    1,701
Matrixone Inc./(1)/                          309    1,699
Net.B@nk Inc./(1)/                           206    1,695
Caraustar Industries Inc.                    217    1,693
Polymedica Industries Corp./(1)/(2)/         101    1,667
Meridian Resource Corp. (The)/(1)/           391    1,666
Presstek Inc./(1)/                           256    1,664
Guilford Pharmaceuticals Inc./(1)/           153    1,662
Ultratech Stepper Inc./(1)/                  123    1,654

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 53
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
-----------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------
Phillips-Van Heusen Corporation                192   $1,640
Shopko Stores Inc./(1)/                        189    1,635
MRO Software Inc./(1)/                         123    1,624
Roxio Inc./(1)/                                126    1,617
AXT Inc./(1)/                                  147    1,605
Alexion Pharmaceuticals Inc./(1)/               93    1,601
OpenTV Corp./(1)/                              217    1,597
Centillium Communications Inc./(1)/            281    1,585
Young Broadcasting Corp. "A"/(1)/              103    1,577
C-COR.net Corp./(1)/                           226    1,548
Electroglas Inc./(1)/                          123    1,541
OceanFirst Financial Corp.                      63    1,539
Stein Mart Inc./(1)/                           193    1,538
PLX Technology Inc./(1)/                       198    1,535
Teletech Holdings Inc./(1)/                    188    1,519
Biosite Diagnostics Inc./(1)/                   97    1,514
NUI Corp.                                       73    1,486
Interface Inc. "A"                             370    1,484
WatchGuard Technologies Inc./(1)/              163    1,475
Imatron Inc./(1)/                              801    1,450
Sirius Satellite Radio Inc./(1)/               580    1,444
Proxim Inc./(1)/                               212    1,435
Zygo Corp./(1)/                                101    1,429
IDX Systems Corp./(1)/                         143    1,409
Wabash National Corp.                          187    1,374
Viewpoint Corp./(1)/                           343    1,372
Rural Cellular Corp. "A"/(1)/                   60    1,363
United Therapeutics Inc./(1)/(2)/              144    1,361
Keynote Systems Inc./(1)/                      178    1,356
Methode Electronics Inc. "A"                   186    1,348
American Superconductor Corp./(1)/             126    1,343
Kadant Inc./(1)/                               103    1,339
BSB Bancorp Inc.                                60    1,337
Mastec Inc./(1)/                               290    1,334
Cytogen Corp./(1)/                             640    1,331
Stamps.com Inc./(1)/                           437    1,324
Genome Therapeutics Corp./(1)/                 187    1,313
Transmeta Corp./(1)/                           737    1,304
SONICblue Inc./(1)/                          1,223    1,296
Metasolv Inc./(1)/                             185    1,295
RadiSys Corp./(1)/                              93    1,281
Zomax Inc./(1)/                                253    1,280
DiamondCluster International Inc. "A"/(1)/     123    1,267
Maxim Pharmaceuticals Inc./(1)/                256   $1,267
Navigant Consulting Co./(1)/                   351    1,267
FSI International Inc./(1)/                    153    1,258
Advanced Tissue Sciences Inc./(1)/             277    1,244
RTI International Metals Inc./(1)/             123    1,212
Sanchez Computer Associates Inc./(1)/          133    1,197
Astec Industries Inc./(1)/                      93    1,190
Novoste Corp./(1)/                             101    1,167
AAR Corp.                                      153    1,163
Allen Telecom Inc./(1)/                        153    1,147
Ditech Communications Corp./(1)/               274    1,140
Cell Pathways Inc./(1)/                        278    1,123
Clarent Corp./(1)/                             206    1,106
Avid Technology Inc./(1)/                      123    1,105
ON Semiconductor Corp./(1)/                    741    1,067
AnswerThink Consulting Group Inc./(1)/         282    1,063
Pinnacle Entertainment Inc./(1)/               153    1,056
Symmetricom Inc./(1)/                          188    1,053
Vans Inc./(1)/                                  73    1,048
Digex Inc./(1)/                                623    1,047
Valence Technology Inc./(1)/                   286    1,044
Aware Inc./(1)/                                223    1,030
Cleveland-Cliffs Inc.                           63    1,027
Columbia Laboratories Inc./(1)/                222    1,021
Cygnus Inc./(1)/                               197      985
Auspex Systems Inc./(1)/                       543      977
CPI Corp.                                       60      960
Audiovox Corp. "A"/(1)/                        123      941
Silicon Image Inc./(1)/                        735      933
Standard Microsystems Corp./(1)/                93      930
Wild Oats Markets Inc./(1)/                    128      896
Siliconix Inc./(1)/                             35      883
Organogenesis Inc./(1)/                        226      877
Packeteer Inc./(1)/                            256      870
Northfield Laboratories Inc./(1)/(2)/           63      866
HI/FN Inc./(1)/                                 60      862
Computer Horizons Corp./(1)/                   329      855
Wave Systems Corp. "A"/(1)/                    374      853
Plug Power Inc./(1)/(2)/                       101      838
Pope & Talbot Inc.                              63      819
SilverStream Software Inc./(1)/                193      791
Wolverine Tube Inc./(1)/                        63      791
CompuCredit Corp./(1)/(2)/                     128      787
Kenneth Cole Productions "A"/(1)/               67      784
PC-Tel Inc./(1)/                                95      724

--------------------------------------------------------------------------------
 page 54                                                              i|Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                     Shares       Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
ITC DeltaCom Inc./(1)/                          1,108  $       720
Digital Lightwave Inc./(1)/                        97          585
I-Stat Corp./(1)/                                  93          581
Hyseq Inc./(1)/                                    63          576
SLI Inc.                                          220          550
Network Plus Corp./(1)/                           546          546
Clarus Corp./(1)/                                 164          543
ZixIt Corp./(1)/                                   63          527
Medallion Financial Corp.                          63          513
Concord Camera Corp./(1)/                         123          488
Allscripts Healthcare Solutions Inc./(1)/         127          410
Catalytica Energy Systems Inc./(1)/                57          359
Genzyme Transgenics Corp./(1)/                     96          337
NextCard Inc./(1)/                                318          277
Uniroyal Technology Corp./(1)/                     86          262
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $93,236,528)                                     75,820,437
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.92%
------------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 1,268,729    1,268,729
Dreyfus Money Market Fund/(3)/                624,866      624,866
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                        429,981      429,981
Providian Temp Cash Money Market Fund/(3)/    652,034      652,034
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,975,610)                                       2,975,610
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 103.80%
(Cost $96,212,138)                                      78,796,047
------------------------------------------------------------------

Other Assets, Less Liabilities -- (3.80%)               (2,882,744)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $75,913,303
==================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 55
iShares Dow Jones U.S. Basic Materials Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                   Shares    Value
-------------------------------------------------------------

COMMON STOCKS - 99.91%
-------------------------------------------------------------
Du Pont (E.I.) de Nemours                  37,238  $1,489,148
Dow Chemical Co.                           33,577   1,116,435
Alcoa Inc.                                 32,395   1,045,387
International Paper Co.                    17,999     644,364
Weyerhaeuser Co.                            8,024     400,478
Air Products & Chemicals Inc.               8,707     348,628
Praxair Inc.                                6,106     288,081
Georgia-Pacific Corp.                       8,542     237,126
Rohm & Haas Co. "A"                         6,425     208,620
Avery Dennison Corp.                        4,193     194,136
Willamette Industries Inc.                  3,840     179,904
Newmont Mining Corp.                        7,427     172,306
Ecolab Inc.                                 4,174     146,841
Engelhard Corp.                             4,971     130,141
Nucor Corp.                                 2,952     121,918
Mead Corp.                                  3,769     101,160
Eastman Chemical Co.                        2,927     100,425
Sigma-Aldrich Corp.                         2,673     100,291
Westvaco Corp.                              3,831      94,051
Bowater Inc.                                2,092      93,554
International Flavors & Fragrances Inc.     3,115      88,809
Phelps Dodge Corp.                          2,995      86,855
Cabot Corp.                                 2,386      79,931
Homestake Mining Company                    8,765      71,873
Boise Cascade Corp.                         2,185      62,404
Cabot Microelectronics Corp./(1)/             900      59,652
Lyondell Chemical Co.                       4,468      59,469
Lubrizol Corp.                              1,941      54,620
OM Group Inc.                                 899      54,434
USX-U.S. Steel Group Inc.                   3,385      48,710
Solutia Inc.                                3,931      47,172
RPM Inc.                                    3,879      47,130
Rayonier Inc.                               1,032      44,149
IMC Global Inc.                             3,952      42,484
Worthington Industries Inc.                 3,247      42,211
Allegheny Technologies Inc.                 2,545      37,666
AK Steel Holding Corp.                      4,098      37,292
Cytec Industries Inc./(1)/                  1,530      36,613
Cambrex Corp.                                 924      34,188
Meridian Gold Inc./(1)/                     2,842      31,120
Hercules Inc./(1)/                          4,116      31,117
Crompton Corp.                              4,286  $   31,073
Great Lakes Chemical Corp.                  1,452      30,797
Louisiana-Pacific Corp.                     3,969      28,577
Fuller (H. B.) Co.                            537      27,618
Potlatch Corp.                              1,076      26,954
Olin Corp.                                  1,666      24,957
Ferro Corp.                                 1,079      23,738
Millennium Chemicals Inc.                   2,418      23,043
Stillwater Mining Co./(1)/                  1,468      22,886
Georgia Gulf Corp.                          1,204      21,395
Freeport-McMoRan Copper & Gold Inc./(1)/    1,919      21,301
Carpenter Technology Corp.                    745      16,204
Tredegar Corporation                          909      16,135
Wellman Inc.                                1,205      15,195
Wausau-Mosinee Paper Corp.                  1,466      15,173
Schulman (A.) Inc.                          1,109      13,197
WD-40 Company                                 586      13,197
MacDermid Inc.                                914      12,449
Ryerson Tull Inc.                             935      10,752
Caraustar Industries Inc.                   1,070       8,346
RTI International Metals Inc./(1)/            750       7,387
Pope & Talbot Inc.                            553       7,189
Cleveland-Cliffs Inc.                         388       6,324
-------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $10,051,500)                                 8,734,780
-------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.06%
-------------------------------------------------------------

Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares                      5,337       5,337
-------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $5,337)                                          5,337
-------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.97%
(Cost $10,056,837)                                  8,740,117
-------------------------------------------------------------

Other Assets, Less Liabilities -- 0.03%                 2,515
-------------------------------------------------------------

NET ASSETS -- 100.00%                              $8,742,632
=============================================================

/(1)/  Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 56                                                              i|Shares
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                    Shares      Value
-------------------------------------------------------------------------------

COMMON STOCKS - 100.01%
-------------------------------------------------------------------------------
Wal-Mart Stores Inc.                        63,743      $3,276,390
AOL Time Warner Inc./(1)/                   98,418       3,071,626
Home Depot Inc.                             53,637       2,050,543
Viacom Inc. "B"/(1)/                        35,569       1,298,624
Walt Disney Co. (The)                       48,065         893,528
McDonald's Corp.                            29,875         778,841
Walgreen Co.                                23,479         760,250
Comcast Corp. "A"/(1)/                      20,983         752,031
Cardinal Health Inc.                        10,244         687,475
Ford Motor Company                          40,643         652,320
Target Corp.                                20,699         644,774
Liberty Media Corp. "A"/(1)/                54,771         640,273
Lowe's Companies Inc.                       16,037         546,862
Clear Channel Communications Inc./(1)/      12,371         471,583
General Motors Corp. "A"                    10,169         420,183
Costco Wholesale Corp./(1)/                 10,357         391,805
Gannett Co. Inc.                             6,094         385,141
Omnicom Group Inc.                           4,281         328,695
Kohls Corp./(1)/                             5,819         323,595
Harley-Davidson Inc.                         7,004         317,001
Sears, Roebuck and Co.                       7,593         294,381
Southwest Airlines Co.                      16,076         255,608
McGraw-Hill Companies Inc.                   4,506         236,925
McKesson HBOC Inc.                           6,136         226,971
TJX Companies Inc.                           6,456         218,213
May Department Stores Co.                    6,874         216,187
CVS Corp.                                    9,030         215,817
Best Buy Co. Inc./(1)/                       3,908         214,549
Nike Inc. "B"                                3,947         194,824
Interpublic Group of Companies Inc.          8,648         194,148
Gap Inc. (The)                              14,322         187,189
Mattel Inc./(1)/                             9,875         186,934
Carnival Corp. "A"                           8,257         179,837
Eastman Kodak Co.                            6,702         171,370
Cox Communications Inc. "A"/(1)/             4,460         170,818
Tricon Global Restaurants Inc./(1)/          3,376         170,792
Bed Bath & Beyond Inc./(1)/                  6,664         167,000
Marriott International Inc. "A"              4,961         155,428
Staples Inc./(1)/                           10,480         152,798
Electronic Arts Inc./(1)/(2)/                2,959         152,270
Tribune Co.                                  5,013         151,393
AutoZone Inc./(1)/                           2,582         151,124
Delphi Automotive Systems Corp.             12,945         150,291
Starbucks Corp./(1)/                         8,770      $  150,142
AmerisourceBergen Corp./(1)/                 2,357         149,811
Federated Department Stores Inc./(1)/        4,562         145,938
Johnson Controls Inc.                        1,987         143,700
Penney (J.C.) Company Inc.                   6,040         131,189
Genuine Parts Co.                            3,973         129,123
New York Times Co. "A"                       3,051         125,854
EchoStar Communications Corp./(1)/(2)/       4,771         110,639
Family Dollar Stores Inc.                    3,729         107,619
RadioShack Corp.                             4,290         107,207
Starwood Hotels & Resorts Worldwide Inc.     4,587         101,097
Leggett & Platt Inc.                         4,527          98,100
Charter Communications Inc./(1)/(2)/         6,815          96,364
Knight Ridder Inc./(2)/                      1,691          95,119
Office Depot Inc./(1)/                       6,893          93,745
Whirlpool Corp.                              1,537          90,714
Limited Inc.                                 8,111          90,438
International Game Technology Inc./(1)/      1,729          88,265
Dollar General Corp.                         6,123          87,498
Darden Restaurants Inc.                      2,725          87,255
Toys R Us Inc./(1)/                          4,558          86,602
BJ's Wholesale Club Inc./(1)/                1,672          84,887
Scripps (E.W.) Company                       1,374          84,735
TRW Inc.                                     2,374          80,217
Univision Communications Inc./(1)/(2)/       3,185          79,625
Harrah's Entertainment Inc./(1)/             2,694          78,476
Tiffany & Co.                                3,353          78,427
Hilton Hotels Corp.                          8,536          73,068
Caremark Rx Inc./(1)/                        5,351          71,703
AutoNation Inc./(1)/                         6,885          70,847
USA Networks Inc./(1)/                       3,786          69,814
Kmart Corp./(1)/(2)/                        11,333          69,471
VF Corp.                                     2,058          68,367
Goodyear Tire & Rubber Co.                   3,664          68,260
Cablevision Systems Corp./(1)/(2)/           1,909          65,383
Delta Air Lines Inc.                         2,842          64,968
Jones Apparel Group Inc./(1)/                2,348          64,805
AMR Corp./(1)/                               3,547          64,555
Fox Entertainment Group Inc. "A"/(1)/        2,881          63,411
Rite Aid Corp./(1)/(2)/                     11,412          62,994
Hasbro Inc./(2)/                             3,772          62,502
Circuit City Stores Inc.                     4,520          62,014
Wendy's International Inc.                   2,261          59,464
Brinker International Inc./(1)/              2,303          58,496
Ross Stores Inc.                             1,859          58,187

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 57
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                       Shares    Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Dollar Tree Stores Inc./(1)/                     2,589   $58,175
TMP Worldwide Inc./(1)/(2)/                      1,928    57,551
CDW Computer Centers Inc./(1)/                   1,199    55,214
Liz Claiborne Inc.                               1,211    55,101
Centex Corp.                                     1,401    53,602
Adelphia Communications Corp. "A"/(1)/(2)/       2,185    48,354
Venator Group Inc./(1)/                          3,186    46,197
Lamar Advertising Co./(1)/                       1,457    45,750
Maytag Corp.                                     1,635    45,584
Outback Steakhouse Inc./(1)/                     1,577    45,496
Lennar Corp./(2)/                                1,247    45,216
Lear Corp./(1)/                                  1,470    45,129
Fastenal Co./(1)/(2)/                              762    44,996
Barnes & Noble Inc./(1)/                         1,186    43,585
Westwood One Inc./(1)/                           1,820    43,298
Abercrombie & Fitch Co. "A"/(1)/                 2,283    42,966
Park Place Entertainment Corp./(1)/              5,979    42,810
Mohawk Industries Inc./(1)/                        976    42,163
99 Cents Only Stores/(1)/                        1,185    42,127
Washington Post Company (The) "B"                   82    41,861
Gentex Corp./(1)/                                1,712    40,746
Valassis Communications Inc./(1)/                1,236    38,563
Dow Jones & Co. Inc.                               855    38,475
Amazon.com Inc./(1)/(2)/                         5,499    38,383
Michaels Stores Inc./(1)/                          736    37,808
Herman Miller Inc.                               1,754    37,097
Viacom Inc. "A"/(1)/                             1,011    37,083
Dana Corp./(2)/                                  3,415    36,711
Brunswick Corp.                                  2,023    36,191
Pulte Corp.                                      1,113    36,173
Visteon Corp.                                    3,025    35,998
Belo (A.H.) Corp.                                2,093    35,790
MGM Grand Inc./(1)/(2)/                          1,568    34,966
D.R. Horton Inc.                                 1,534    34,285
Readers Digest Association Inc. (The) "A"        1,936    34,267
Nordstrom Inc.                                   2,322    32,740
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                               1,530    32,666
CBRL Group Inc.                                  1,296    32,543
Clayton Homes Inc.                               2,297    32,158
O'Reilly Automotive Inc./(1)/(2)/                1,113    31,453
Scholastic Corp./(1)/                              698    31,201
American Eagle Outfitters Inc./(1)/              1,109    30,387
Cheesecake Factory (The)/(1)/                    1,027   $28,961
Extended Stay America Inc./(1)/                  2,141    28,904
Borders Group Inc./(1)/                          1,845    28,764
Coach Inc./(1)/                                  1,004    28,012
Furniture Brands International Inc./(1)/         1,160    27,852
Activision Inc./(1)/                               767    27,727
Ethan Allen Interiors Inc.                         866    27,721
GTECH Holdings Corp./(1)/                          691    27,571
Payless Shoesource Inc./(1)/                       515    27,218
Callaway Golf Co.                                1,902    27,180
Williams-Sonoma Inc./(1)/(2)/                    1,042    26,988
Lee Enterprises Inc.                               768    26,458
NVR Inc./(1)/                                      165    26,120
Hispanic Broadcasting Corp./(1)/                 1,546    25,911
BorgWarner Inc.                                    606    25,888
Reebok International Ltd./(1)/                   1,235    25,639
Ruby Tuesday Inc.                                1,481    25,532
THQ Inc./(1)/                                      504    25,099
Six Flags Inc./(1)/(2)/                          2,122    25,040
CEC Entertainment Inc./(1)/                        645    24,987
Royal Caribbean Cruises Ltd./(2)/                2,254    24,794
Pier 1 Imports Inc.                              2,238    24,640
Entercom Communications Corp./(1)/                 730    24,601
Harman International Industries Inc.               739    24,424
Polaris Industries Partners LP "A"                 541    24,323
KB HOME                                            814    24,054
Applebee's International Inc.                      791    23,809
HON Industries Inc.                                983    23,661
Insight Communications Co. Inc./(1)/             1,154    23,657
Mandalay Resort Group Inc./(1)/                  1,433    23,645
Zale Corp./(1)/                                    801    22,925
Wiley (John) & Sons Inc. "A"                     1,131    22,846
ArvinMeritor Inc.                                1,513    22,725
Meredith Corp.                                     687    22,671
Saks Inc./(1)/                                   3,293    22,392
Cooper Tire & Rubber Co.                         1,674    22,114
Continental Airlines Inc. "B"/(1)/(2)/           1,262    22,072
Jack in the Box Inc./(1)/                          892    21,943
Priority Healthcare Corp. "B"/(1)/                 752    21,725
DoubleClick Inc./(1)/(2)/                        2,927    21,601
Dillards Inc. "A"                                1,660    21,497
Pennzoil-Quaker State Co.                        1,816    21,302
Tommy Hilfiger Corp./(1)/                        1,844    21,188
SkyWest Inc.                                     1,140    20,862
Intimate Brands Inc.                             1,824    20,702

--------------------------------------------------------------------------------
 page 58                                                              i|Shares
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------
Sonic Corp./(1)/                               609   $20,408
Cox Radio Inc. "A"/(1)/                        939    20,376
Harte-Hanks Inc.                               861    20,061
Media General Inc. "A"                         463    19,261
American Greetings Corp. "A"/(2)/            1,361    19,081
Big Lots Inc.                                2,603    19,002
Donnelley (R.H.) Corp./(1)/                    710    18,744
Direct Focus Inc./(1)/(2)/                     768    18,678
Comcast Corp./(1)/                             506    18,049
Toll Brothers Inc./(1)/                        574    17,886
Petsmart Inc./(1)/                           2,271    17,737
Anchor Gaming/(1)/                             342    17,384
Linens 'N Things Inc./(1)/                     935    17,017
Men's Wearhouse Inc. (The)/(1)/                856    17,009
ADVO Inc./(1)/                                 468    16,881
Atlantic Coast Airlines Holdings Inc./(1)/     895    16,808
International Speedway Corp. "A"               450    16,704
Talbots Inc. (The)                             582    16,587
Timberland Co. "A"/(1)/                        502    16,305
Metro-Goldwyn-Mayer Inc./(1)/                  985    15,819
Duane Reade Inc./(1)/(2)/                      528    15,798
UAL Corp.                                    1,226    15,595
Bob Evans Farms Inc.                           815    15,330
Footstar Inc./(1)/                             457    15,264
Northwest Airlines Corp. "A"/(1)/            1,183    15,190
Superior Industries International Inc.         454    15,000
Pixar Inc./(1)/(2)/                            405    14,945
Alaska Air Group Inc./(1)/                     611    14,908
M.D.C. Holdings Inc.                           558    14,882
Insight Enterprises Inc./(1)/                  908    14,755
AnnTaylor Stores Corp./(1)/                    664    14,608
Wolverine World Wide Inc.                      960    14,141
Hollinger International Inc.                 1,285    13,274
Modine Manufacturing Co.                       639    13,259
Pep Boys-Manny Moe & Jack Inc.               1,116    13,113
Longs Drug Stores Corp.                        571    13,002
Ryan's Family Steak Houses Inc./(1)/           704    12,672
Aztar Corp./(1)/                               869    12,470
Bally Total Fitness Holding Corp./(1)/(2)/     666    12,294
Valuevision International Inc. "A"/(1)/        893    12,181
Rent-A-Center Inc./(1)/                        444    12,099
Emmis Communications Corp./(1)/                840    11,382
Claire's Stores Inc.                           936    11,316
Charming Shoppes Inc./(1)/                   2,361   $11,262
IHOP Corp./(1)/                                438    11,195
NTL Inc./(1)/                                3,275    11,135
Primedia Inc./(1)/                           4,964    10,573
Papa John's International Inc./(1)/            372    10,364
Pacific Sunwear of California Inc./(1)/        750    10,313
Kellwood Co.                                   523    10,193
Take-Two Interactive Software Inc./(1)/(2)/    726    10,113
WMS Industries Inc./(1)/                       544     9,765
Cost Plus Inc./(1)/                            495     9,628
Station Casinos Inc./(1)/                    1,153     9,466
Unifi Inc./(1)/                              1,244     9,392
Champion Enterprises Inc./(1)/               1,049     9,242
Genesco Inc./(1)/                              506     9,235
Lands' End Inc./(1)/                           287     9,195
Prime Hospitality Corp./(1)/                   971     8,914
Nautica Enterprises Inc./(1)/                  687     8,326
Children's Place Retail Stores Inc./(1)/       340     8,078
Jakks Pacific Inc./(1)/                        417     7,860
Pegasus Communications Corp./(1)/              770     7,623
Fleetwood Enterprises Inc.                     756     7,575
Dress Barn Inc./(1)/                           334     7,562
U.S. Airways Group Inc./(1)/(2)/             1,572     7,247
Lone Star Steakhouse & Saloon Inc.             555     7,193
Winnebago Industries Inc.                      290     7,056
Guitar Center Inc./(1)/                        509     7,019
Fossil Inc./(1)/                               385     6,984
Quiksilver Inc./(1)/                           524     6,901
Hearst-Argyle Television Inc./(1)/             359     6,677
Oakley Inc./(1)/                               612     6,536
Russell Corp.                                  523     6,443
Sinclair Broadcast Group "A"/(1)/              866     6,391
Steelcase Inc.                                 484     6,316
Tower Automotive Inc./(1)/                   1,018     6,230
Young Broadcasting Corp. "A"/(1)/              400     6,124
Cato Corp. "A"                                 360     6,102
Airtran Holdings Inc./(1)/                   1,598     6,040
Stride Rite Corp.                              962     5,945
Vans Inc./(1)/                                 411     5,902
OfficeMax Inc./(1)/                          2,027     5,777
Shopko Stores Inc./(1)/                        662     5,726
Trans World Entertainment Corp./(1)/(2)/       677     5,646
Stein Mart Inc./(1)/                           595     4,742
Avid Technology Inc./(1)/                      528     4,741
Phillips-Van Heusen Corporation                518     4,424

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 59
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares      Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Interface Inc. "A"                            1,016  $     4,074
Pinnacle Entertainment Inc./(1)/                472        3,257
Kenneth Cole Productions "A"/(1)/               229        2,679
Concord Camera Corp./(1)/                       628        2,493
Sirius Satellite Radio Inc./(1)/              1,000        2,490
UnitedGlobalCom Inc. "A"/(1)/                 1,482        1,926
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $38,216,570)                                   30,959,471
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.45%
----------------------------------------------------------------

Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 449,074      449,074
Dreyfus Money Market Fund/(3)/              226,752      226,752
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      156,033      156,033
Providian Temp Cash Money Market Fund/(3)/  236,611      236,611
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,068,470)                                     1,068,470
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 103.46%
(Cost $39,285,040)                                    32,027,941
----------------------------------------------------------------

Other Assets, Less Liabilities -- (3.46%)             (1,070,544)
----------------------------------------------------------------

NET ASSETS -- 100.00%                                $30,957,397
================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 60                                                               i|Shares
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                               Shares     Value
----------------------------------------------------------

COMMON STOCKS - 99.91%
----------------------------------------------------------
Coca-Cola Co.                          78,385   $3,753,074
Philip Morris Companies Inc.           75,611    3,538,595
Procter & Gamble Co.                   44,687    3,297,007
PepsiCo Inc.                           60,580    2,950,852
Anheuser-Busch Companies Inc.          31,046    1,293,376
Colgate-Palmolive Co.                  19,227    1,105,937
Gillette Co.                           32,822    1,020,436
Kimberly-Clark Corp.                   18,243    1,012,669
Safeway Inc./(1)/                      17,176      715,380
Kroger Co./(1)/                        28,052      686,152
Sara Lee Corp.                         26,801      597,394
Sysco Corp.                            23,162      558,436
Heinz (H.J.) Co.                       11,921      505,927
General Mills Inc.                      9,735      447,031
ConAgra Foods Inc.                     18,401      421,383
Albertson's Inc.                       13,033      415,883
Cendant Corp./(1)/                     31,587      409,368
Avon Products Inc.                      8,157      381,992
Ralston Purina Group                   10,613      348,000
Archer-Daniels-Midland Co.             22,808      317,708
eBay Inc./(1)/                          5,549      291,212
Newell Rubbermaid Inc.                  9,141      252,657
Wrigley (William Jr.) Co.               4,930      246,747
Campbell Soup Co.                       8,678      245,067
Kellogg Co.                             8,022      244,671
Block (H & R) Inc.                      6,259      213,307
Clorox Co.                              5,926      211,558
Hershey Foods Corp.                     3,237      206,294
Fortune Brands Inc.                     5,266      194,052
R.J. Reynolds Tobacco Holdings Inc.     3,352      187,846
UST Inc.                                5,589      187,846
Coca-Cola Enterprises Inc.              8,051      147,736
Pepsi Bottling Group Inc.               3,048      141,671
Yahoo! Inc./(1)/                       12,169      132,399
Estee Lauder Companies Inc. "A"         3,749      120,905
Stanley Works (The)                     2,923      112,009
Servicemaster Co.                      10,277      111,505
Apollo Group Inc. "A"/(1)/              2,546      103,495
SUPERVALU Inc.                          4,528       96,628
Black & Decker Corp.                    2,787       92,222
McCormick & Co. Inc.                    2,075       90,802
Tyson Foods Inc. "A"                    7,880       77,145
Whole Foods Market Inc./(1)/            1,823       63,349
Service Corp. International/(1)/        9,929       63,248
Hormel Foods Corp.                      2,553   $   61,272
EarthLink Inc./(1)/                     4,176       61,178
Smithfield Foods Inc./(1)/              2,719       57,235
DeVry Inc./(1)/                         2,072       55,840
Suiza Foods Corp./(1)/                    938       55,314
Krispy Kreme Doughnuts Inc./(2)/        1,551       54,238
Dial Corp.                              3,239       54,027
Coors (Adolf) Company "B"               1,050       52,238
Energizer Holdings Inc./(1)/            3,128       51,581
Dean Foods Co.                          1,147       51,443
Constellation Brands Inc./(1)/          1,233       50,602
Scotts Co. (The) "A"/(1)/                 983       39,625
Performance Food Group Co./(1)/         1,339       39,353
Career Education Corp./(1)/             1,499       39,079
Brown-Forman Corp. "B"                    654       38,874
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                              2,768       37,756
Fleming Companies Inc.                  1,509       36,367
Tupperware Corp.                        1,767       36,029
Overture Services Inc./(1)/             1,347       35,493
Church & Dwight Co. Inc.                1,334       34,684
Corn Products International Inc.        1,147       34,525
Lancaster Colony Corp.                  1,081       33,684
Alberto-Culver Co. "B"                    773       32,659
ITT Educational Services Inc./(1)/        816       31,049
Winn-Dixie Stores Inc.                  2,779       30,736
Universal Corporation                     936       30,270
Dole Food Co.                           1,470       29,929
Flowers Foods Inc./(1)/                   684       28,386
Regis Corp.                             1,275       27,107
Sylvan Learning Systems Inc./(1)/       1,201       26,902
Tootsie Roll Industries Inc.              728       26,688
United Rentals Inc./(1)/                1,387       25,313
American Italian Pasta Co. "A"/(1)/       600       24,438
Blyth Inc.                              1,190       23,169
Interstate Bakeries Corp.                 970       22,863
Dreyer's Grand Ice Cream Inc.             698       22,825
Sotheby's Holdings Inc. "A"/(1)/        1,515       20,240
Stewart Enterprises Inc. "A"/(1)/       3,303       20,016
Ralcorp Holdings Inc./(1)/              1,025       19,988
Casey's General Store Inc.              1,567       19,509
Hain Celestial Group Inc./(1)/            941       18,557
FreeMarkets Inc./(1)/                   1,238       16,552
NBTY Inc./(1)/                          1,806       15,405
International Multifoods Corp.            644       14,020
PepsiAmericas Inc.                      1,051       13,705
Priceline.com Inc./(1)/                 2,750       13,228

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 61
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares     Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
InfoSpace Inc./(1)/                          8,075  $    12,759
Pre-Paid Legal Services Inc./(1)/              732       11,163
Great Atlantic & Pacific Tea Co./(1)/          573       10,646
Triarc Companies Inc./(1)/                     459       10,603
Robert Mondavi Corp. (The) "A"/(1)/            307        9,428
Learning Tree International Inc./(1)/          425        8,942
Wild Oats Markets Inc./(1)/                    756        5,292
Stamps.com Inc./(1)/                         1,574        4,769
CPI Corp.                                      265        4,240
Valence Technology Inc./(1)/                   996        3,635
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $30,137,667)                                  29,256,439
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.03%
---------------------------------------------------------------

Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                  5,999        5,999
Dreyfus Money Market Fund/(3)/               1,167        1,167
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                         803          803
Providian Temp Cash Money Market Fund/(3)/   1,218        1,218
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,187)                                            9,187
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.94%
(Cost $30,146,854)                                   29,265,626
---------------------------------------------------------------

Other Assets, Less Liabilities -- 0.06%                  16,837
---------------------------------------------------------------

NET ASSETS -- 100.00%                               $29,282,463
===============================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 62                                                               i|Shares
iShares Dow Jones U.S. Energy Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                     Shares       Value
------------------------------------------------------------------

COMMON STOCKS - 99.98%
------------------------------------------------------------------
Exxon Mobil Corp.                             387,933  $15,303,957
ChevronTexaco Corp.                           140,979   12,483,690
Schlumberger Ltd.                              65,081    3,151,222
Phillips Petroleum Co.                         49,130    2,673,163
Conoco Inc./(1)/                              101,217    2,601,277
El Paso Corp./(2)/                             51,258    2,514,717
Williams Companies Inc.                        61,413    1,772,993
Occidental Petroleum Corp.                     67,590    1,711,379
Anadarko Petroleum Corp./(2)/                  29,723    1,695,697
Baker Hughes Inc.                              46,005    1,648,359
Halliburton Co.                                54,817    1,353,432
Unocal Corp.                                   40,731    1,311,538
Burlington Resources Inc.                      29,742    1,107,890
Transocean Sedco Forex Inc.                    32,767      987,925
USX-Marathon Group Inc.                        35,094      968,243
Kerr-McGee Corp.                               16,426      946,138
Murphy Oil Corp./(2)/                          10,946      870,207
Apache Corp.                                   16,707      862,081
Kinder Morgan Inc.                             14,033      696,458
Devon Energy Corp./(2)/                        17,805      681,932
Amerada Hess Corp.                             11,324      665,285
EOG Resources Inc./(2)/                        16,082      568,820
Nabors Industries Inc./(1)/                    16,458      505,919
BJ Services Co./(1)/                           16,085      411,615
Noble Drilling Corp./(1)/                      12,841      392,293
Ashland Inc.                                    9,190      369,989
Ocean Energy Inc.                              18,885      344,651
Weatherford International Inc./(1)/             9,325      319,195
Noble Affiliates Inc.                           7,928      293,098
Diamond Offshore Drilling Inc./(2)/             9,306      256,846
Smith International Inc./(1)/                   4,498      212,755
Global Marine Inc./(1)/                        12,844      206,788
Massey Energy Co.                               9,860      202,130
Newfield Exploration Co./(1)/                   5,777      201,097
Pioneer Natural Resources Co./(1)/             11,790      200,548
ENSCO International Inc.                       10,089      199,762
Helmerich & Payne Inc.                          6,532      198,116
Louis Dreyfus Natural Gas Corp./(1)/            4,870      192,852
Santa Fe International Corp.                    7,178      174,713
Cooper Cameron Corp./(1)/                       4,320      168,480
Hanover Compressor Co./(1)/(2)/                 5,830      160,791
XTO Energy Inc./(2)/                            8,409      151,362
Tidewater Inc.                                  4,088  $   123,539
National-Oilwell Inc./(1)/                      6,076      112,528
Tom Brown Inc./(1)/                             4,722      110,259
Stone Energy Corp./(1)/                         2,637      104,293
Cabot Oil & Gas Corp. "A"                       4,190      100,979
Evergreen Resources Inc./(1)/                   2,323       92,781
Vintage Petroleum Inc.                          4,553       79,632
Grant Prideco Inc./(1)/                         8,550       77,720
Varco International Inc./(1)/                   4,485       67,275
Forest Oil Corp./(1)/                           2,171       59,485
Lone Star Technologies Inc./(1)/                2,638       43,369
Chesapeake Energy Corp./(1)/                    5,694       41,282
Veritas DGC Inc./(1)/                           2,397       36,818
Seacor Smit Inc./(1)/                             802       31,791
Rowan Companies Inc./(1)/                         683       11,536
Patterson-UTI Energy Inc./(1)/                    328        5,911
Pennzoil-Quaker State Co.                          25          293
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $72,744,418)                                     62,838,894
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.33%
------------------------------------------------------------------

Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 1,426,134    1,426,134
Dreyfus Money Market Fund/(3)/                704,465      704,465
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                        484,755      484,755
Providian Temp Cash Money Market Fund/(3)/    735,094      735,094
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,350,448)                                       3,350,448
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 105.31%
(Cost $76,094,866)                                      66,189,342
------------------------------------------------------------------

Other Assets, Less Liabilities -- (5.31%)               (3,337,643)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $62,851,699
==================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 63
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                      Shares       Value
-------------------------------------------------------------------

COMMON STOCKS - 99.94%
-------------------------------------------------------------------
Citigroup Inc.                                 187,819   $8,549,521
American International Group Inc.               94,856    7,455,682
Bank of America Corp.                           58,464    3,448,791
Fannie Mae                                      37,087    3,002,564
JP Morgan Chase & Co.                           72,250    2,554,760
Wells Fargo & Company                           62,215    2,457,493
Morgan Stanley Dean Witter & Co.                37,058    1,812,877
Freddie Mac                                     25,353    1,719,440
Wachovia Corp.                                  50,939    1,456,855
Bank One Corp.                                  42,065    1,396,137
FleetBoston Financial Corp.                     39,383    1,294,125
U.S. Bancorp                                    71,261    1,267,021
American Express Co.                            42,905    1,262,694
Merrill Lynch & Co. Inc.                        28,778    1,257,886
Fifth Third Bancorp                             17,684      997,731
Marsh & McLennan Companies Inc.                 10,026      970,016
Washington Mutual Inc.                          31,957      964,782
Bank of New York Co. Inc.                       26,945      916,399
Household International Inc.                    16,888      883,242
Allstate Corp.                                  24,943      782,711
MBNA Corp.                                      27,403      756,597
MetLife Inc.                                    26,646      716,777
Goldman Sachs Group Inc. (The)                   7,879      615,823
Mellon Financial Corp.                          17,374      583,766
PNC Financial Services Group                    10,529      578,042
SunTrust Banks Inc.                              9,157      548,138
Lehman Brothers Holdings Inc.                    8,760      547,150
State Street Corp.                              11,878      540,924
BB&T Corp.                                      15,445      495,784
National City Corp.                             18,771      495,554
Schwab (Charles) Corp.                          38,330      493,690
USA Education Inc./(2)/                          5,836      475,984
AFLAC Inc.                                      19,311      472,347
Hartford Financial Services Group Inc.           8,617      465,318
Chubb Corp.                                      6,356      434,115
Equity Office Properties Trust                  14,950      426,075
XL Capital Ltd. "A"                              4,551      395,300
Northern Trust Corp.                             7,584      382,916
Hancock (John) Financial Services Inc.          11,225      382,548
St. Paul Companies Inc.                          7,597      348,702
KeyCorp                                         15,482      329,147
Progressive Corporation                          2,342      324,859
AON Corp.                                        8,384      318,927
Capital One Financial Corp.                      7,576   $  312,965
ACE Ltd./(2)/                                    8,461      298,250
Comerica Inc.                                    6,441      296,866
Lincoln National Corp.                           6,828      289,166
SouthTrust Corp.                                12,426      281,573
Loews Corp.                                      5,220      265,176
Equity Residential Properties Trust              9,739      252,727
MBIA Inc.                                        5,365      247,112
Golden West Financial Corp.                      4,918      239,015
AmSouth Bancorp                                 13,490      233,242
Jefferson-Pilot Corp.                            5,621      232,428
Regions Financial Corp.                          8,296      223,245
M&T Bank Corp.                                   3,337      218,574
Cincinnati Financial Corp.                       5,875      218,550
Charter One Financial Inc.                       7,986      217,619
Marshall & Ilsley Corp.                          3,625      212,570
Union Planters Corp.                             4,984      201,852
Bear Stearns Companies Inc.                      3,679      198,666
Synovus Financial Corp.                          8,123      186,991
Ambac Financial Group Inc.                       3,828      183,744
MGIC Investment Corp.                            3,550      183,677
Plum Creek Timber Co. Inc.                       6,499      179,567
UNUMProvident Corp.                              7,900      177,197
Franklin Resources Inc.                          5,421      174,014
Countrywide Credit Industries Inc.               4,305      171,899
National Commerce Financial Corp.                7,487      170,329
Torchmark Corp.                                  4,561      168,894
North Fork Bancorp                               5,908      164,833
First Tennessee National Corp.                   4,667      161,245
Stilwell Financial Inc.                          7,998      160,840
Zions Bancorp                                    3,350      160,532
Archstone-Smith Trust                            6,044      146,265
Dime Bancorp Inc.                                4,266      144,532
SAFECO Corp.                                     4,640      143,098
Huntington Bancshares Inc.                       9,150      141,185
Simon Property Group Inc.                        5,122      140,855
Prologis Trust                                   6,350      126,556
Popular Inc.                                     4,233      124,323
T Rowe Price Group Inc.                          4,464      123,921
Banknorth Group Inc.                             5,590      122,589
Compass Bancshares Inc.                          4,655      116,515
Edwards (A.G.) Inc.                              2,904      114,824
Radian Group Inc.                                3,369      114,108
TCF Financial Corp.                              2,702      113,484
Apartment Investment & Management Co.
  "A"                                            2,667      111,934

--------------------------------------------------------------------------------
 page 64                                                               i|Shares
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                  Shares    Value
-----------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------
Gallagher (Arthur J.) & Co.                3,059   $111,776
Everest Re Group Ltd.                      1,667    111,439
Bisys Group Inc./(1)/(2)/                  2,112    109,866
Boston Properties Inc.                     3,089    109,196
Golden State Bancorp Inc.                  4,182    106,056
AvalonBay Communities Inc.                 2,328    105,691
Kimco Realty Corp.                         2,130    104,136
Vornado Realty Trust                       2,621    102,743
Old Republic International Corp.           4,022    102,038
Duke-Weeks Realty Corp.                    4,392    101,236
Greenpoint Financial Corp.                 3,119     99,964
Legg Mason Inc.                            2,317     97,569
Mercantile Bankshares Corp.                2,536     96,926
Public Storage Inc.                        2,820     92,750
Astoria Financial Corp.                    1,779     92,668
Federated Investors Inc. "B"               3,539     92,368
Sovereign Bancorp Inc.                     8,998     89,080
PMI Group Inc. (The)                       1,606     89,053
SEI Investment Co.                         2,880     88,560
Hibernia Corp. "A"                         5,805     88,236
Commerce Bancorp Inc.                      1,171     85,483
Valley National Bancorp                    2,838     84,828
New York Community Bancorp                 3,258     81,678
Erie Indemnity Co. "A"                     2,085     80,898
First Virginia Banks Inc.                  1,755     79,291
American National Insurance Co.              963     78,956
Associated Bancorp                         2,242     77,170
Allmerica Financial Corp./(1)/             1,932     75,348
Allied Capital Corp.                       3,323     74,834
Health Care Property Investors Inc./(2)/   2,010     74,812
AMB Property Corp.                         3,059     74,364
Waddell & Reed Financial Inc. "A"          2,897     73,845
Investment Technology Group Inc./(1)/      1,146     73,814
Neuberger Berman Inc.                      2,086     72,760
FirstMerit Corp.                           3,111     71,802
Commerce Bancshares Inc.                   1,975     71,633
Liberty Property Trust                     2,649     70,993
Unitrin Inc.                               1,784     68,862
Fidelity National Financial Inc.           2,938     67,603
Pacific Century Financial Corp.            2,900     67,570
BancWest Corporation                       1,932     67,523
Wilmington Trust Corp.                     1,175     66,740
Fulton Financial Corp.                     3,002     65,804
Rouse Co./(2)/                             2,499   $ 65,649
Crescent Real Estate Equities Co.          3,716     65,439
UnionBanCal Corporation                    1,930     64,443
Mack-Cali Realty Corp.                     2,070     64,170
E*trade Group Inc./(1)/(2)/                9,814     64,085
General Growth Properties Inc./(2)/        1,748     64,012
Transatlantic Holdings Inc.                  758     63,483
Protective Life Corp.                      2,298     63,310
City National Corp.                        1,489     61,049
Investors Financial Services Corp.         1,154     61,047
RenaissanceRe Holdings Ltd.                  618     59,625
Eaton Vance Corp.                          2,115     59,431
White Mountains Insurance Group Inc.         171     59,337
Security Capital Group "B"/(1)/            3,097     57,914
Markel Corp./(1)/                            292     57,217
Arden Realty Inc.                          2,314     56,994
IndyMac Bancorp Inc./(1)/                  2,219     56,984
Host Marriott Corp./(2)/                   8,433     56,923
New Plan Excel Realty Trust                3,187     56,665
Roslyn Bancorp Inc.                        3,116     56,555
HCC Insurance Holdings Inc.                2,004     55,090
Weingarten Realty Investors                1,091     54,594
Sky Financial Group Inc.                   2,715     54,110
Webster Financial Corp.                    1,778     53,962
MONY Group Inc.                            1,778     53,642
United Dominion Realty Trust               3,683     52,630
Hospitality Properties Trust               2,112     52,399
Doral Financial Corp.                      1,498     52,235
PartnerRe Ltd.                             1,121     52,127
Brown & Brown Inc.                           908     52,119
Labranche & Co. Inc./(1)/(2)/              1,791     51,742
Catellus Development Corp./(1)/            3,002     51,634
Camden Property Trust                      1,476     51,365
Cullen/Frost Bankers Inc.                  1,883     50,766
Old National Bancorp                       2,035     50,346
StanCorp Financial Group Inc.              1,133     50,305
Affiliated Managers Group Inc./(1)/          808     49,854
Trustmark Corp.                            2,070     49,597
Colonial BancGroup Inc.                    3,889     49,001
BRE Properties Inc. "A"                    1,684     48,836
Berkley (W.R.) Corp.                         907     48,261
Post Properties Inc.                       1,410     47,884
Independence Community Bank Corp.          1,955     47,546
Westamerica Bancorp                        1,295     47,319
Washington Federal Inc.                    2,087     47,271

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 65
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                               Shares   Value
-------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------
AmeriCredit Corp./(1)/(2)/              3,009   $46,639
Highwoods Properties Inc.               1,972    46,539
First Midwest Bancorp Inc.              1,366    45,652
Commercial Federal Corp.                1,818    45,377
Hudson United Bancorp                   1,707    44,365
Citizens Banking Corp.                  1,446    43,843
Bancorp South Inc.                      2,850    43,605
Raymond James Financial Inc.            1,474    43,085
Silicon Valley Bancshares/(1)/          1,794    42,051
Mercury General Corp.                     950    41,278
Greater Bay Bancorp/(2)/                1,799    40,999
Commerce Group Inc.                     1,114    40,605
Providian Financial Corp.              10,413    40,507
Healthcare Realty Trust                 1,465    39,555
First Industrial Realty Trust           1,429    39,298
HRPT Properties Trust                   4,797    39,096
Knight Trading Group Inc./(1)/          3,968    39,005
Park National Corp.                       412    37,801
Reckson Associates Realty Corp./(2)/    1,640    37,720
United Bancshares Inc.                  1,381    37,563
Metris Companies Inc./(2)/              2,291    37,137
Conseco Inc./(1)/(2)/                  12,306    36,795
Community First Bankshares Inc.         1,496    35,934
CarrAmerica Realty Corp.                1,267    35,869
Hudson City Bancorp Inc.                1,518    35,734
First American Corp.                    2,142    35,664
Whitney Holding Corp.                     902    35,413
Leucadia National Corp.                 1,204    34,892
Centerpoint Properties Corp.              747    34,735
Cousins Properties Inc.                 1,424    34,475
Nationwide Health Properties Inc.       1,718    33,845
American Financial Group Inc.           1,492    33,018
Southwest Bancorp of Texas Inc./(1)/    1,131    32,448
Sl Green Realty Corp.                   1,086    32,385
Developers Diversified Realty Corp.     1,778    32,360
Prentiss Properties Trust               1,252    31,801
Federal Realty Investment Trust         1,435    31,312
Ohio Casualty Corp.                     2,029    30,942
Shurgard Storage Centers Inc. "A"       1,016    30,541
Health Care REIT Inc.                   1,178    30,510
American Capital Strategies Ltd.        1,225    30,343
St. Joe Company (The)                   1,158    29,807
Macerich Co. (The)                      1,227    29,693
Nationwide Financial Services Inc.        872   $29,665
Chittenden Corp.                        1,168    28,896
Staten Island Bancorp Inc.                991    28,680
TD Waterhouse Group Inc./(1)/           2,996    28,372
La Quinta Properties Inc./(1)/          5,240    28,034
Horace Mann Educators Corp.             1,473    27,913
iStar Financial Inc.                    1,198    27,913
Total System Services Inc.              1,352    27,310
Downey Financial Corp.                    763    26,812
FelCor Lodging Trust Inc.               1,926    26,752
Republic Bancorp Inc.                   1,803    26,594
Ameritrade Holding Corp. "A"/(1)/(2)/   4,689    25,789
Chelsea Property Group Inc.               568    25,446
Jeffries Group Inc.                       762    25,276
South Financial Group Inc. (The)        1,547    24,675
LNR Property Corp.                        880    24,244
AmerUs Group Co.                          788    23,853
Provident Financial Group Inc.          1,113    23,829
Brandywine Realty Trust                 1,187    23,431
Reinsurance Group of America Inc.         740    23,362
Kilroy Realty Corp.                       989    23,152
MAF Bancorp Inc.                          820    22,960
CBL & Associates Properties Inc.          767    22,335
Storage USA Inc.                          555    22,283
CNA Financial Corp./(1)/                  866    21,806
Manufactured Home Communities Inc.        708    21,629
Colonial Properties Trust                 699    20,865
AMCORE Financial Inc.                     945    20,705
Provident Bankshares Corp.                936    20,611
UCBH Holdings Inc.                        699    20,271
W.P. Stewart & Co. Ltd.                   958    20,243
Home Properties of NY Inc.                650    19,897
People's Bank                             902    19,646
Selective Insurance Group Inc.            913    19,611
Capital Automotive REIT                   939    18,170
Texas Regional Bancshares "A"             538    18,023
Mills Corp.                               820    17,909
East West Bancorp Inc.                    791    17,869
Sterling Bancshares Inc.                1,429    17,019
Koger Equity Inc.                         974    16,256
Homestore.com Inc./(1)/(2)/             3,158    16,232
Glenborough Realty Trust Inc.             912    15,860
Meristar Hospitality Corp.              1,618    15,371
CMGI Inc./(1)/                          9,768    14,750
Bay View Capital Corp./(1)/             1,994    14,018

--------------------------------------------------------------------------------
 page 66                                                              i|Shares
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares      Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
FirstFed Financial Corp./(1)/                   626  $    13,922
Harbor Florida Bancshares Inc.                  831       13,919
Mutual Risk Management Ltd./(2)/              1,499       13,716
Presidential Life Corp.                         781       13,597
Dime Community Bancshares                       531       12,877
First Sentinel Bancorp Inc.                   1,064       12,821
Ocwen Financial Corp./(1)/                    1,445       12,427
Anchor BanCorp Wisconsin Inc.                   786       12,379
PFF Bancorp Inc.                                481       12,025
GBC Bancorp                                     426       11,851
JDN Realty Corp.                              1,093       11,608
Pacific Northwest Bancorp                       563       11,375
Fremont General Corp.                         2,206       11,052
Equity Inns Inc.                              1,336       10,608
Trenwick Group Ltd.                           1,336       10,367
Southwest Securities Group Inc./(2)/            591       10,343
Net.B@nk Inc./(1)/                            1,100        9,053
Safeguard Scientifics Inc./(1)/               3,916        8,615
RFS Hotel Investors Inc.                        906        8,381
BSB Bancorp Inc.                                363        8,088
Internet Capital Group Inc./(1)/              8,145        7,331
OceanFirst Financial Corp.                      280        6,840
Medallion Financial Corp.                       661        5,387
CompuCredit Corp./(1)/                          615        3,782
NextCard Inc./(1)/                            1,439        1,252
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $78,121,713)                                   73,091,875
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.74%
----------------------------------------------------------------

Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 575,587  $   575,587
Dreyfus Money Market Fund/(3)/              253,549      253,549
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      174,471      174,471
Providian Temp Cash Money Market Fund/(3)/  264,573      264,573
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,268,180)                                     1,268,180
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 101.68%
(Cost $79,389,893)                                    74,360,055
----------------------------------------------------------------

Other Assets, Less Liabilities -- (1.68%)             (1,226,366)
----------------------------------------------------------------

NET ASSETS -- 100.00%                                $73,133,689
================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 67
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                    Shares      Value
-----------------------------------------------------------------

COMMON STOCKS - 99.97%
-----------------------------------------------------------------
Pfizer Inc.                                 718,869   $30,120,611
Johnson & Johnson                           342,801    19,851,606
Merck & Co. Inc.                            262,189    16,730,280
Bristol-Myers Squibb Co.                    222,307    11,882,309
Abbott Laboratories                         165,027     8,743,130
Lilly (Eli) and Company                     109,742     8,395,263
American Home Products Corp.                149,011     8,319,284
Amgen Inc./(1)/                             118,409     6,727,999
Schering-Plough Corp.                       166,256     6,181,398
Pharmacia Corporation                       146,564     5,938,773
Medtronic Inc.                              137,417     5,537,905
Baxter International Inc.                    67,102     3,245,724
UnitedHealth Group Inc.                      36,064     2,371,208
Tenet Healthcare Corp./(1)/                  36,863     2,120,360
HCA - The Healthcare Company/(2)/            52,160     2,068,666
Forest Laboratories Inc. "A"/(1)/            19,916     1,481,352
Guidant Corp./(1)/                           34,893     1,448,408
Genentech Inc./(1)/                          24,856     1,298,726
Genzyme Corp. - General Division/(1)/        23,597     1,273,058
CIGNA Corp.                                  17,015     1,240,393
Allergan Inc.                                14,952     1,073,404
Becton Dickinson & Co.                       29,156     1,043,785
IDEC Pharmaceuticals Corp./(1)/(2)/          16,956     1,016,682
Stryker Corp.                                17,006       956,417
Biomet Inc.                                  30,470       929,335
Biogen Inc./(1)/                             16,888       928,840
King Pharmaceuticals Inc./(1)/               23,797       927,845
MedImmune Inc./(1)/                          22,796       894,515
Immunex Corp./(1)/(2)/                       35,901       857,675
Wellpoint Health Networks Inc./(1)/           7,140       796,753
Boston Scientific Corp./(1)/                 32,686       743,280
Applera Corp. - Applied Biosystems Group     23,971       699,474
Zimmer Holdings Inc./(1)/                    22,226       687,006
St. Jude Medical Inc./(1)/                    9,670       686,570
Chiron Corp./(1)/                            12,528       674,257
Gilead Sciences Inc./(1)/                    10,694       672,653
Healthsouth Corp./(1)/                       43,929       571,956
Millennium Pharmaceuticals Inc./(1)/         22,464       571,933
Watson Pharmaceuticals Inc./(1)/             11,960       570,253
Human Genome Sciences Inc./(1)/              12,680       540,548
Health Management Associates Inc. "A"/(1)/   27,686       539,600
Mylan Laboratories Inc.                      14,216       524,144
Imclone Systems Inc./(1)/(2)/                 8,211       502,431
Quest Diagnostics Inc./(1)/                   7,609   $   497,476
Laboratory Corp. of America Holdings/(1)/     5,355       461,601
Aetna Inc./(1)/                              16,096       444,893
Sepracor Inc./(1)/(2)/                        8,859       420,271
Andrx Group/(1)/(2)/                          6,177       401,073
IVAX Corporation/(1)/(2)/                    19,336       397,355
Cephalon Inc./(1)/(2)/                        5,639       355,539
Cytyc Corp./(1)/                             13,035       341,778
Invitrogen Corp./(1)/                         5,521       338,658
Protein Design Labs Inc./(1)/(2)/             9,854       325,281
Bard (C.R.) Inc.                              5,781       317,377
Lincare Holdings Inc./(1)/(2)/               12,196       313,437
ICOS Corp./(1)/(2)/                           5,425       313,294
Health Net Inc./(1)/                         13,927       305,698
Hillenbrand Industries Inc.                   5,710       302,744
Enzon Inc./(1)/                               4,747       293,602
Beckman Coulter Inc.                          6,803       288,923
Express Scripts Inc. "A"/(1)/(2)/             6,995       286,375
Celgene Corp./(1)/                            8,543       281,236
Apogent Technologies Inc./(1)/(2)/           11,990       280,806
First Health Group Corp./(1)/                10,197       275,319
Manor Care Inc./(1)/                         11,636       271,817
Patterson Dental Co./(1)/                     7,088       269,344
Oxford Health Plans Inc./(1)/                11,221       264,367
Abgenix Inc./(1)/                             8,595       256,045
Trigon Healthcare Inc./(1)/                   4,140       254,155
Varian Medical Systems Inc./(1)/              3,779       253,571
Community Health Systems Inc./(1)/(2)/        9,798       244,950
Dentsply International Inc.                   5,196       233,768
Universal Health Services Inc. "B"/(1)/       5,742       231,919
ICN Pharmaceuticals Inc./(2)/                 9,201       222,756
AdvancePCS/(1)/                               3,578       217,435
Humana Inc./(1)/                             18,270       211,019
Omnicare Inc.                                10,597       210,668
Vertex Pharmaceuticals Inc./(1)/              8,456       207,172
Barr Laboratories Inc./(1)/(2)/               2,840       206,752
Quintiles Transnational Corp./(1)/           12,910       204,753
Bausch & Lomb Inc.                            6,104       198,746
Triad Hospitals Inc./(1)/                     7,342       197,500
Medicis Pharmaceutical Corp. "A"/(1)/         3,416       197,069
Alkermes Inc./(1)/                            7,205       184,808
OSI Pharmaceuticals Inc./(1)/(2)/             3,937       179,842
Renal Care Group Inc./(1)/                    5,511       173,045
ResMed Inc./(1)/(2)/                          3,101       173,036
DaVita Inc./(1)/                              9,445       171,899

--------------------------------------------------------------------------------
 page 68                                                               i|Shares
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares    Value
-------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------
Edwards Lifesciences Corp./(1)/              6,698   $170,129
Applera Corp. - Celera Genomics
  Group/(1)/(2)/                             6,995    164,382
Affymetrix Inc./(1)/                         5,414    162,691
Henry Schein Inc./(1)/                       4,817    162,574
Medarex Inc./(1)/                            7,622    157,013
Steris Corp./(1)/                            6,962    155,949
SICOR Inc./(1)/                              7,695    144,281
COR Therapeutics Inc./(1)/(2)/               6,313    142,232
Techne Corp./(1)/                            4,719    142,231
Apria Healthcare Group Inc./(1)/             6,098    140,254
Pharmaceutical Product Development
  Inc./(1)/                                  5,180    138,151
Monsanto Company                             4,324    135,341
Cubist Pharmaceuticals Inc./(1)/             3,184    128,315
LifePoint Hospitals Inc./(1)/                4,025    125,500
NPS Pharmaceuticals Inc./(1)/                3,397    122,734
Scios Inc./(1)/(2)/                          5,162    119,242
Orthodontic Centers of America
  Inc./(1)/(2)/                              4,701    118,606
Covance Inc./(1)/                            6,339    116,321
Respironics Inc./(1)/                        3,443    115,960
Aviron/(1)/                                  3,482    115,951
Myriad Genetics Inc./(1)/                    2,503    115,138
Invacare Corp.                               3,353    112,326
Incyte Genomics Inc./(1)/                    7,494    111,661
Inhale Therapeutic Systems Inc./(1)/(2)/     6,242    109,235
Perrigo Co./(1)/                             7,258    107,346
Coventry Health Care Inc./(1)/               4,904    105,142
Transkaryotic Therapies Inc./(1)/            2,710    103,143
Taro Pharmaceutical Industries
  Ltd./(1)/(2)/                              2,441    102,766
CuraGen Corp./(1)/(2)/                       4,363    100,654
Mid Atlantic Medical Services Inc./(1)/      5,418    100,504
Cell Therapeutics Inc./(1)/                  3,236     97,177
Alpharma Inc. "A"/(2)/                       3,496     96,839
Tularik Inc./(1)/(2)/                        4,154     95,542
IDEXX Laboratories Inc./(1)/                 3,736     94,147
Province Healthcare Co./(1)/(2)/             3,338     91,962
Beverly Enterprises Inc./(1)/               11,864     88,861
Haemonetics Corp./(1)/                       2,327     88,659
Sybron Dental Specialties Inc./(1)/          4,312     88,396
CV Therapeutics Inc./(1)/(2)/                2,107     83,100
Immunomedics Inc./(1)/                       4,377     80,099
Ligand Pharmaceuticals Inc. "B"/(1)/         5,940     80,012
Delta & Pine Land Co.                        4,371     78,897
Trimeris Inc./(1)/                           1,975     78,409
VISX Inc./(1)/                               6,434   $ 75,600
Regeneron Pharmaceuticals Inc./(1)/(2)/      3,341     73,836
Pediatrix Medical Group Inc./(1)/            2,522     73,239
Mentor Corp.                                 2,541     70,945
Cell Genesys Inc./(1)/(2)/                   3,881     69,470
Albany Molecular Research Inc./(1)/          2,448     67,810
Impath Inc./(1)/                             1,814     66,882
Owens & Minor Inc.                           3,784     66,636
Syncor International Corp./(1)/(2)/          2,261     65,569
Sunrise Assisted Living Inc./(1)/(2)/        2,145     64,114
Kos Pharmaceuticals Inc./(1)/                2,168     60,812
Xoma Ltd./(1)/                               7,964     59,491
PacifiCare Health Systems Inc. "A"/(1)/(2)/  3,410     56,470
Datascope Corp.                              1,686     56,464
US Oncology Inc./(1)/                       10,743     56,401
Noven Pharmaceuticals Inc./(1)/              2,517     53,964
Sangstat Medical Corp./(1)/                  2,377     53,815
Viropharma Inc./(1)/(2)/                     2,116     52,963
Enzo Biochem Inc./(1)/(2)/                   2,483     50,951
Arthocare Corp./(1)/(2)/                     2,567     50,698
Bio-Technology General Corp./(1)/            6,519     46,611
Maxygen Inc./(1)/                            3,117     45,009
Emisphere Technologies Inc./(1)/             1,836     44,156
IGEN International Inc./(1)/                 1,436     42,233
Parexel International Corp./(1)/             2,803     41,849
Gene Logic Inc./(1)/                         3,004     40,254
Pharmacyclics Inc./(1)/(2)/                  1,822     39,592
Pharmacopeia Inc./(1)/                       2,413     38,125
Guilford Pharmaceuticals Inc./(1)/           3,215     34,915
Supergen Inc./(1)/                           3,287     33,626
NABI Inc./(1)/                               4,308     33,602
Caliper Technologies Corp./(1)/(2)/          2,719     32,818
Cyberonics Inc./(1)/                         2,015     31,676
Molecular Devices Corp./(1)/                 1,928     31,214
Lexicon Genetics Inc./(1)/                   3,057     30,081
Theragenics Corp./(1)/                       3,360     29,904
Alexion Pharmaceuticals Inc./(1)/            1,725     29,687
Geron Corp./(1)/(2)/                         2,344     27,237
Visible Genetics Inc./(1)/                   1,737     25,204
Praecis Pharmaceuticals Inc./(1)/            5,776     25,010
Biosite Diagnostics Inc./(1)/                1,545     24,117
Advanced Tissue Sciences Inc./(1)/           5,349     24,017
EntreMed Inc./(1)/(2)/                       2,057     23,964
Polymedica Industries Corp./(1)/             1,375     22,688
Novoste Corp./(1)/                           1,841     21,264

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 69
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                     Shares       Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Northfield Laboratories Inc./(1)/(2)/           1,378  $     18,948
Imatron Inc./(1)/                              10,400        18,824
United Therapeutics Inc./(1)/(2)/               1,916        18,106
Cytogen Corp./(1)/                              8,579        17,844
Genome Therapeutics Corp./(1)/                  2,534        17,789
Cygnus Inc./(1)/                                3,491        17,455
Columbia Laboratories Inc./(1)/                 3,538        16,275
Organogenesis Inc./(1)/                         3,921        15,213
Cell Pathways Inc./(1)/(2)/                     3,309        13,368
Maxim Pharmaceuticals Inc./(1)/                 2,642        13,078
Hyseq Inc./(1)/                                 1,332        12,174
I-Stat Corp./(1)/                               1,750        10,938
Genzyme Transgenics Corp./(1)/                  1,775         6,230
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $189,630,166)                                    182,114,078
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 4.25%
-------------------------------------------------------------------

Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 3,240,783     3,240,783
Dreyfus Money Market Fund/(3)/              1,647,837     1,647,837
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      1,133,905     1,133,905
Providian Temp Cash Money Market Fund/(3)/  1,719,482     1,719,482
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $7,742,007)                                        7,742,007
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 104.22%
(Cost $197,372,173)                                     189,856,085
-------------------------------------------------------------------

Other Assets, Less Liabilities -- (4.22%)                (7,679,883)
-------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $182,176,202
===================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 70                                                               i|Shares
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                    Shares    Value
----------------------------------------------------------------

COMMON STOCKS - 100.00%
----------------------------------------------------------------
General Electric Co.                        236,549   $8,612,749
Tyco International Ltd.                      57,365    2,818,925
Minnesota Mining & Manufacturing Co.         13,988    1,460,067
Automatic Data Processing Inc.               20,268    1,047,045
Boeing Co.                                   27,819      906,899
Electronic Data Systems Corp.                13,326      857,795
First Data Corp.                             12,415      838,882
United Technologies Corp.                    15,375      828,559
Emerson Electric Co.                         15,503      759,957
Honeywell International Inc.                 24,179      714,489
Illinois Tool Works Inc.                     10,975      627,770
Lockheed Martin Corp.                        11,787      574,852
Concord EFS Inc./(1)/(2)/                    20,603      563,904
Caterpillar Inc.                             12,135      542,677
General Dynamics Corp.                        6,196      505,594
Waste Management Inc.                        20,418      500,241
United Parcel Service Inc./(2)/               8,835      450,585
Union Pacific Corp.                           7,822      406,822
FedEx Corp./(1)/                              9,901      406,733
Raytheon Co.                                 10,377      334,658
Paychex Inc./(2)/                            10,343      331,597
Masco Corp.                                  16,590      328,980
Deere & Co.                                   8,851      327,398
Burlington Northern Santa Fe Corp.           12,156      326,632
PPG Industries Inc.                           5,853      285,802
Agilent Technologies Inc./(1)/               12,553      279,555
Solectron Corp./(1)/(2)/                     19,652      241,720
ChoicePoint Inc./(1)/                         5,603      239,696
Dover Corp.                                   6,931      228,376
Dun & Bradstreet Corp./(1)/                   6,943      217,038
PACCAR Inc.                                   3,936      207,900
CSX Corp.                                     6,165      207,760
Danaher Corp./(2)/                            3,552      197,988
Fiserv Inc./(1)/                              5,275      196,177
IMS Health Inc.                               8,828      188,654
Ingersoll-Rand Co.                            4,892      182,472
Norfolk Southern Corp.                       10,878      182,207
Gemstar-TV Guide International Inc./(1)/      8,879      179,977
Temple-Inland Inc.                            3,508      175,365
Cintas Corp.                                  4,233      171,098
Northrop Grumman Corp.                        1,658      165,717
Textron Inc.                                  5,125      162,206
Computer Sciences Corp./(1)/                  4,341      155,885
Certegy Inc./(1)/                             5,173   $  147,430
Cooper Industries Inc.                        3,775      146,092
Waters Corp./(1)/                             4,106      145,722
Equifax Inc.                                  6,327      141,472
Sanmina Corp./(1)/                            9,300      140,802
Moody's Corp.                                 3,922      136,172
Vulcan Materials Co.                          3,145      130,738
Eaton Corp.                                   1,881      123,093
Convergys Corp./(1)/                          4,182      117,514
Rockwell International Corp.                  8,068      111,177
Robert Half International Inc./(1)/           5,183      106,925
Parker Hannifin Corp.                         2,892      103,823
Donnelley (R.R.) & Sons Co.                   4,065      103,657
SPX Corp./(1)/(2)/                            1,039      103,484
Sabre Holdings Corp./(1)/                     3,898      102,517
American Standard Companies Inc./(1)/         1,690       97,851
Jabil Circuit Inc./(1)/                       4,475       94,870
DST Systems Inc./(1)/                         2,037       83,415
Grainger (W.W.) Inc.                          1,926       83,396
Ceridian Corp./(1)/                           5,050       83,274
SCI Systems Inc./(1)/                         4,093       83,129
Affiliated Computer Services Inc.
  "A"/(1)/(2)/                                  901       79,333
American Power Conversion Corp./(1)/          6,162       79,305
Hubbell Inc. "B"                              2,889       78,927
Sealed Air Corp./(1)/(2)/                     1,913       76,597
Symbol Technologies Inc.                      5,910       75,944
Molex Inc.                                    2,597       75,131
Sherwin-Williams Co.                          3,049       74,274
Fluor Corp.                                   1,984       73,844
PerkinElmer Inc.                              2,714       73,034
Smurfit-Stone Container Corp./(1)/            4,917       72,821
Avnet Inc.                                    3,513       72,473
Arrow Electronics Inc./(1)/(2)/               2,930       71,638
Diebold Inc.                                  1,904       69,115
Molex Inc. "A"                                2,688       66,797
Republic Services Inc. "A"/(1)/               4,042       66,208
L-3 Communications Holdings Inc./(1)/(2)/       741       64,371
Millipore Corp.                               1,226       64,120
Vishay Intertechnology Inc./(1)/              3,370       63,592
Teleflex Inc.                                 1,550       62,000
ITT Industries Inc.                           1,282       61,651
Pall Corp.                                    3,035       61,611
Expeditors International Washington Inc.      1,337       60,432
Iron Mountain Inc./(1)/                       1,483       57,911
Manpower Inc.                                 1,987       56,749

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 71
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                 Shares   Value
---------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------
CH Robinson Worldwide Inc.                2,074   $55,521
Sonoco Products Co.                       2,282    53,559
Allied Waste Industries Inc./(1)/         5,350    53,072
NCO Group Inc./(1)/(2)/                   3,130    51,175
PSS World Medical Inc./(1)/               5,341    48,229
Tektronix Inc./(1)/                       2,374    46,768
Deluxe Corp.                              1,321    46,235
Tech Data Corp./(1)/                      1,049    44,782
Pactiv Corp./(1)/                         2,612    42,314
Navistar International Corp.              1,338    40,140
Martin Marietta Materials Inc.            1,004    40,080
AVX Corp.                                 2,141    39,630
Reynolds & Reynolds Co. "A"               1,626    38,618
Digital River Inc./(1)/(2)/               2,869    38,012
Thomas & Betts Corp.                      2,091    37,973
Actuant Corp. "A"/(1)/                    1,429    37,926
Kadant Inc./(1)/                          2,784    36,192
WebMD Corp./(1)/                          7,583    34,806
KPMG Consulting Inc./(1)/                 2,766    34,077
CSG Systems International Inc./(1)/       1,041    32,542
Roper Industries Inc.                       678    28,747
Titan Corp. (The)/(1)/(2)/                1,090    28,482
Bemis Co.                                   650    28,125
Viad Corp.                                1,423    27,749
Macrovision Corp./(1)/                    1,113    27,391
Integrated Circuit Systems Inc./(1)/      1,600    27,216
CheckFree Corp./(1)/                      1,853    26,090
Owens-Illinois Inc./(1)/                  4,262    25,998
Plexus Corp./(1)/(2)/                       910    22,750
Coherent Inc./(1)/                          841    22,286
Technitrol Inc.                             876    21,795
National Instruments Corp./(1)/(2)/         725    20,887
Tekelec/(1)/                              1,039    19,949
SCM Microsystems Inc./(1)/                2,453    19,869
Catalina Marketing Corp./(1)/               714    19,742
Lafarge Corp.                               539    19,108
Acxiom Corp./(1)/                         1,609    18,970
Harsco Corp.                                589    18,819
Swift Transportation Co. Inc./(1)/        1,103    18,740
Brightpoint Inc./(1)/                     5,050    18,584
Copart Inc./(1)/                            633    18,579
Jacobs Engineering Group Inc./(1)/          281    18,417
Wolverine Tube Inc./(1)/                  1,466    18,398
UCAR International Inc./(1)/              2,399   $17,441
Cognex Corp./(1)/                           896    17,006
Garmin Ltd./(1)/(2)/                      1,011    16,995
CommScope Inc./(1)/                         826    16,148
Dionex Corp./(1)/                           665    15,960
Varian Inc./(1)/                            628    15,914
Cummins Engine Company Inc.                 506    15,843
Electro Scientific Industries Inc./(1)/     665    15,674
Global Payments Inc.                        502    15,035
Goodrich (B.F.) Co.                         693    14,796
Pentair Inc.                                447    14,192
Zomax Inc./(1)/                           2,745    13,890
Newport Corp.                               886    13,813
Crane Co.                                   674    13,804
Aeroflex Inc./(1)/                          923    13,540
Veeco Instruments Inc./(1)/                 523    13,316
USG Corp.                                 2,451    13,211
Ingram Micro Inc. "A"/(1)/                1,011    12,941
Littelfuse Inc./(1)/                        558    12,577
C&D Technologies Inc.                       598    12,391
Multex.com Inc./(1)/                      1,685    11,778
Pioneer-Standard Electronics Inc.         1,315    11,690
Audiovox Corp. "A"/(1)/                   1,414    10,817
Computer Horizons Corp./(1)/              4,075    10,595
CTS Corp.                                   655    10,578
REMEC Inc./(1)/                           1,168    10,454
Tetra Tech Inc./(1)/                        402    10,404
Ball Corp.                                  165    10,154
Snap-On Inc.                                379    10,142
Power-One Inc./(1)/                       1,275    10,085
Mueller Industries Inc./(1)/                337     9,756
Chemed Corp.                                337     9,554
Pittston Brink's Group                      493     9,490
CNET Networks Inc./(1)/                   1,914     9,455
Alexander & Baldwin Inc.                    422     9,398
Vicor Corp./(1)/                            605     9,323
Orbotech Ltd./(1)/                          405     8,732
Shaw Group Inc./(1)/                        291     8,003
Dendrite International Inc./(1)/            804     7,976
Cymer Inc./(1)/                             378     7,900
Regal-Beloit Corp.                          441     7,850
Capstone Turbine Corp./(1)/               1,509     7,651
Getty Images Inc./(1)/                      484     7,546
CNF Transportation Inc./(2)/                337     7,444
Werner Enterprises Inc.                     342     7,404

--------------------------------------------------------------------------------
 page 72                                                              i|Shares
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)

Security                                    Shares   Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Covansys Corporation/(1)/                       944  $     7,269
American Superconductor Corp./(1)/              681        7,259
Perot Systems Corp. "A"/(1)/                    422        7,153
Three-Five Systems Inc./(1)/                    459        7,119
Artesyn Technologies Inc./(1)/                  982        7,080
Helix Technology Corp.                          358        6,938
Anaren Microwave Inc./(1)/                      451        6,896
SLI Inc.                                      2,734        6,835
Zygo Corp./(1)/                                 479        6,778
Methode Electronics Inc. "A"                    933        6,764
Tollgrade Communications Inc./(1)/              261        6,653
Quanta Services Inc./(1)/                       434        6,597
DDi Corp./(1)/                                  710        6,411
Spherion Corporation/(1)/                       841        6,055
Uniroyal Technology Corp./(1)/                1,957        5,969
Modis Professional Services Inc./(1)/         1,098        5,754
Crown Cork & Seal Co. Inc.                    3,106        5,653
Donaldson Co. Inc.                              165        5,206
Corporate Executive Board Co. (The)/(1)/        165        5,044
Dycom Industries Inc./(1)/                      411        4,911
StorageNetworks Inc./(1)/                       926        4,639
eFunds Corp./(1)/(2)/                           297        4,603
Photon Dynamics Inc./(1)/                       170        4,505
U.S. Industries Inc.                          2,189        4,487
National Service Industries Inc.                252        4,470
Casella Waste Systems Inc. "A"/(1)/             382        4,466
Checkpoint Systems Inc./(1)/                    422        4,414
Atlas Air Inc./(1)/                             337        4,351
Plug Power Inc./(1)/(2)/                        518        4,299
General Cable Corp.                             377        4,260
Overseas Shipholding Group Inc.                 165        4,107
EGL Inc./(1)/                                   337        4,074
Akamai Technologies Inc./(1)/                 1,260        3,982
Keynote Systems Inc./(1)/                       509        3,879
Flowserve Corp./(1)/                            165        3,858
Presstek Inc./(1)/                              589        3,829
DiamondCluster International Inc. "A"/(1)/      337        3,471
MedQuist Inc./(1)/                              134        3,256
Albany International Corp. "A"/(1)/             165        3,217
Arbitron Inc./(1)/                              106        2,862
Valspar Corp.                                    85        2,853
MSC Industrial Direct Co. Inc. "A"/(1)/         165        2,706
Airborne Inc.                                   255        2,547
Key3Media Group Inc./(1)/                       524        2,473
G&K Services Inc. "A"                            85  $     2,347
Bowne & Co. Inc.                                223        2,330
Timken Co.                                      165        2,223
American Management Systems Inc./(1)/           165        2,175
VerticalNet Inc./(1)/                         1,530        2,127
AnswerThink Consulting Group Inc./(1)/          502        1,893
Digex Inc./(1)/                               1,052        1,767
APW Ltd./(1)/                                   654        1,759
Wallace Computer Services Inc.                  107        1,659
Ryder System Inc.                                85        1,590
FuelCell Energy Inc./(1)/(2)/                   100        1,563
Interactive Data Corp.                          107        1,436
Hunt (J.B.) Transport Services Inc./(1)/         85        1,168
IDX Systems Corp./(1)/                           85          837
Mastec Inc./(1)/                                165          759
Profit Recovery Group International Inc.
  (The)/(1)/                                     85          587
Ciber Inc./(1)/                                  85          569
Elcor Corp.                                      16          375
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $42,444,285)                                   35,127,958
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 4.71%
----------------------------------------------------------------

Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 696,738      696,738
Dreyfus Money Market Fund/(3)/              350,948      350,948
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      241,493      241,493
Providian Temp Cash Money Market Fund/(3)/  366,206      366,206
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,655,385)                                     1,655,385
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 104.71%
(Cost $44,099,670)                                    36,783,343
----------------------------------------------------------------
Other Assets, Less Liabilities -- (4.71%)             (1,655,976)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $35,127,367
================================================================

/(1)/ Non-income earning securities.
/(2)/ Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 73
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                    Shares      Value
-----------------------------------------------------------------

COMMON STOCKS - 100.04%
-----------------------------------------------------------------
Microsoft Corp./(1)/                        282,893   $16,450,228
International Business Machines Corp.       107,128    11,577,323
Intel Corp.                                 413,587    10,099,795
Cisco Systems Inc./(1)/                     447,188     7,566,421
Oracle Corp./(1)/                           262,588     3,560,693
Dell Computer Corp./(1)/                    141,722     3,398,494
Texas Instruments Inc.                      106,620     2,984,294
QUALCOMM Inc./(1)/                           46,295     2,274,010
Motorola Inc.                               134,260     2,197,836
Sun Microsystems Inc./(1)/                  200,382     2,033,877
Applied Materials Inc./(1)/                  49,780     1,697,996
Hewlett-Packard Co.                         100,470     1,690,910
EMC Corp./(1)/                              135,507     1,669,446
Lucent Technologies Inc./(2)/               209,224     1,401,801
Maxim Integrated Products Inc./(1)/          20,114       920,216
Compaq Computer Corp.                       104,505       914,419
Computer Associates International Inc.       28,054       867,430
Analog Devices Inc./(1)/                     22,125       840,750
Linear Technology Corp.                      19,475       755,630
Micron Technology Inc./(1)/                  32,982       750,670
Veritas Software Corp./(1)/                  24,423       693,125
JDS Uniphase Corp./(1)/                      80,212       640,894
Xilinx Inc./(1)/                             20,289       617,191
Pitney Bowes Inc.                            15,182       556,572
General Motors Corp. "H"/(1)/                39,732       546,315
Altera Corp./(1)/                            23,905       482,881
PeopleSoft Inc./(1)/                         15,897       473,254
Intuit Inc./(1)/                             11,660       468,965
KLA-Tencor Corp./(1)/(2)/                    11,341       463,393
Corning Inc.                                 57,201       461,040
VeriSign Inc./(1)/(2)/                       11,265       436,068
SunGard Data Systems Inc./(1)/               17,130       431,676
Siebel Systems Inc./(1)/                     24,978       407,891
Adobe Systems Inc.                           14,792       390,509
Broadcom Corp. "A"/(1)/                      11,148       383,603
Juniper Networks Inc./(1)/(2)/               16,991       378,729
LSI Logic Corp./(1)/                         22,234       376,866
Apple Computer Inc./(1)/                     21,286       373,782
Lexmark International Group Inc. "A"/(1)/     7,935       355,091
Brocade Communications System Inc./(1)/(2)/  13,885       340,877
Check Point Software Technologies
  Ltd./(1)/(2)/                              11,098       327,613
Ciena Corp./(1)/                             20,073       326,387
Cadence Design Systems Inc./(1)/             15,287       323,167
Tellabs Inc./(1)/(2)/                        22,877   $   312,271
Xerox Corp.                                  44,001       308,007
BEA Systems Inc./(1)/                        24,229       294,140
Novellus Systems Inc./(1)/                    8,771       289,706
National Semiconductor Corp./(1)/            10,717       278,428
NVIDIA Corp./(1)/(2)/                         6,457       276,747
Citrix Systems Inc./(1)/                     11,436       267,602
Network Appliance Inc./(1)/                  20,026       266,346
Amdocs Ltd./(1)/(2)/                          9,974       260,421
Microchip Technology Inc./(1)/                8,151       254,474
Symantec Corp./(1)/(2)/                       4,521       248,610
Teradyne Inc./(1)/                           10,740       247,557
Compuware Corp./(1)/                         22,629       232,626
BMC Software Inc./(1)/                       15,000       226,050
QLogic Corp./(1)/(2)/                         5,679       223,469
ADC Telecommunications Inc./(1)/             48,087       218,796
Atmel Corp./(1)/                             26,620       211,629
NCR Corp./(1)/                                5,885       208,623
Advanced Micro Devices Inc./(1)/             21,157       208,185
Agere Systems Inc./(1)/                      44,746       205,832
Applied Micro Circuits Corp./(1)/            18,354       202,445
Scientific-Atlanta Inc.                       9,631       200,999
Comverse Technology Inc./(1)/                10,527       198,013
Integrated Device Technology Inc./(1)/        6,566       182,863
Synopsys Inc./(1)/                            3,749       176,203
RF Micro Devices Inc./(1)/(2)/                8,584       175,457
Unisys Corp./(1)/                            19,420       173,421
Peregrine Systems Inc./(1)/                  11,702       168,977
PMC - Sierra Inc./(1)/                       10,090       163,761
Rational Software Corp./(1)/                 12,417       162,911
Network Associates Inc./(1)/(2)/              8,475       162,720
Semtech Corp./(1)/(2)/                        4,241       160,098
Conexant Systems Inc./(1)/                   15,430       156,614
Cypress Semiconductor Corp./(1)/              7,836       154,761
Polycom Inc./(1)/                             5,121       153,528
Rockwell Collins                             11,234       151,659
Lam Research Corp./(1)/                       7,656       145,158
Avaya Inc./(1)/                              15,662       139,862
Harris Corp.                                  4,063       139,280
Intersil Holding Corp./(1)/                   4,236       138,729
International Rectifier Corp./(1)/(2)/        3,844       134,963
Crown Castle International Corp./(1)/(2)/    11,163       130,607
Fairchild Semiconductor Corp. "A"/(1)/        6,132       130,305
TriQuint Semiconductor Inc./(1)/              7,294       128,958
Mercury Interactive Corp./(1)/                5,093       121,315

--------------------------------------------------------------------------------
 page 74                                                              i|Shares
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments (Continued)
October 31, 2001 (Unaudited)

Security                                                   Shares      Value
----------------------------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------------------------------------
Storage Technology Corp./(1)/                               6,381   $119,771
Emulex Corp./(1)(2)/                                        5,024    118,968
American Tower Corp./(1)(2)/                               10,524    115,974
Lattice Semiconductor Corp./(1)/                            6,600    115,500
Parametric Technology Corp./(1)/                           16,281    114,130
Autodesk Inc.                                               3,307    109,859
Jack Henry & Associates Inc.                                4,451    109,762
Vitesse Semiconductor Corp./(1)(2)/                        11,623    109,721
Micrel Inc./(1)(2)/                                         4,131    103,895
Marvell Technology Group Ltd./(1)/                          4,006     97,506
KEMET Corp./(1)/                                            5,268     94,192
Advanced Fibre Communications Inc./(1)/                     4,980     92,777
Cerner Corp./(1)(2)/                                        1,704     91,590
NetIQ Corp./(1)/                                            3,245     91,347
Andrew Corp./(1)/                                           5,019     91,195
3Com Corp./(1)/                                            20,992     86,907
Palm Inc./(1)/                                             34,922     85,908
Sybase Inc./(1)/                                            6,300     85,680
Enterasys Networks Inc./(1)/                               10,523     83,763
IKON Office Solutions Inc.                                  8,605     83,382
Quantum DLT & Storage Group/(1)/                            9,872     83,221
Riverstone Networks Inc./(1)/                               6,524     82,985
Extreme Networks Inc./(1)/                                  6,987     81,678
i2 Technologies Inc./(1)/                                  17,737     80,881
Cree Inc./(1)(2)/                                           4,490     80,595
Openwave Systems Inc./(1)(2)/                              10,399     80,384
UTStarcom Inc./(1)(2)/                                      3,361     78,916
Axcelis Technologies Inc./(1)/                              5,989     78,516
Novell Inc./(1)/                                           21,912     77,568
Gateway Inc./(1)/                                          13,684     77,315
Mentor Graphics Corp./(1)/                                  3,950     74,892
Advent Software Inc./(1)(2)/                                1,939     74,787
McDATA Corp. "A"/(1)/                                       5,006     73,638
Zebra Technologies Corp. "A"/(1)/                           1,593     73,390
Adaptec Inc./(1)/                                           6,074     73,192
Level 3 Communications Inc./(1)(2)/                        20,627     70,957
Vignette Corp./(1)/                                        15,118     70,752
Ascential Software Corp./(1)/                              17,693     66,880
Finisar Corp./(1)(2)/                                       8,535     66,744
Electronics For Imaging Inc./(1)/                           3,295     64,846
TyCom Ltd./(1)(2)/                                          4,229     64,788
Amkor Technology Inc./(1)/                                  5,098     63,470
Global Crossing Ltd./(1)(2)/                               55,662     62,898
Alpha Industries Inc./(1)(2)/                               2,683   $ 62,460
Retek Inc./(1)/                                             3,064     62,260
Internet Security Systems Inc./(1)/                         2,348     62,105
Wind River Systems Inc./(1)/                                4,235     60,730
Powerwave Technologies Inc./(1)/                            3,955     60,512
Varian Semiconductor Equipment
  Associates Inc./(1)/                                      1,982     59,539
Maxtor Corp./(1)/                                          12,112     59,349
Mercury Computer Systems Inc./(1)(2)/                       1,231     58,054
Foundry Networks Inc./(1)/                                  5,889     57,477
Advanced Digital Information Corp./(1)/                     3,843     57,414
Amphenol Corp. "A"/(1)/                                     1,282     57,113
Fair Isaac and Co. Inc.                                     1,155     54,920
Macromedia Inc./(1)/                                        3,637     54,410
GlobeSpan Inc./(1)(2)/                                      4,535     54,239
Exar Corp./(1)/                                             2,405     54,209
Black Box Corp./(1)(2)/                                     1,203     54,171
Kopin Corp./(1)/                                            4,017     50,574
Sycamore Networks Inc./(1)/                                11,455     50,517
Williams Communications Group Inc./(1)/                    30,198     50,431
Credence Systems Corp./(1)/                                 3,664     49,830
Sonus Networks Inc./(1)/                                   11,794     49,653
Plantronics Inc./(1)/                                       2,366     49,165
LTX Corp./(1)(2)/                                           2,918     48,030
Avocent Corporation/(1)/                                    2,564     47,844
Ariba Inc./(1)/                                            14,415     47,569
Rambus Inc./(1)/                                            5,818     47,300
Cirrus Logic Inc./(1)/                                      4,186     46,590
Interwoven Inc./(1)/                                        6,335     46,309
Legato Systems Inc./(1)/                                    5,494     46,095
Infocus Corp./(1)(2)/                                       2,376     45,999
SonicWALL Inc./(1)/                                         3,185     45,227
Kulicke & Soffa Industries Inc./(1)(2)/                     2,957     44,858
Elantec Semiconductor Inc./(1)/                             1,365     44,622
Virata Corp./(1)/                                           3,691     44,218
Silicon Storage Technology Inc./(1)/                        4,900     43,855
Terayon Communications Systems
  Inc./(1)(2)/                                              3,817     43,323
SanDisk Corp./(1)/                                          3,948     43,191
Commerce One Inc./(1)/                                     17,216     43,040
Keane Inc./(1)/                                             3,002     42,508
Photronics Inc./(1)/                                        1,705     42,318
Micromuse Inc./(1)(2)/                                      4,504     41,662
Concurrent Computer Corp./(1)/                              3,383     39,716
RSA Security Inc./(1)(2)/                                   3,269     39,359
Borland Software Corp./(1)/                                 3,482     38,964
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 75
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments (Continued)
October 31, 2001 (Unaudited)

Security                                                      Shares     Value
------------------------------------------------------------------------------
Common Stocks (Continued)
------------------------------------------------------------------------------
Informatica Corp./(1)/                                         4,174   $38,693
Redback Networks Inc./(1)/                                     9,551    38,300
Power Integrations Inc./(1)/                                   1,640    37,736
Corvis Corp./(1)/                                             16,679    37,528
ONI Systems Inc./(1)/                                          7,672    37,516
HNC Software Inc./(1)/                                         2,143    37,074
Liberate Technologies Inc./(1)/                                3,742    36,971
RealNetworks Inc./(1)/                                         6,515    36,940
Western Digital Corp./(1)/                                    10,959    36,713
Read-Rite Corp./(1)/                                           7,009    34,905
Documentum Inc./(1)/                                           2,335    34,488
Cable Design Technologies Corp./(1)/                           2,691    34,391
Silicon Laboratories Inc./(1)(2)/                              1,397    34,087
TIBCO Software Inc./(1)/                                       4,032    34,030
S1 Corp./(1)/                                                  3,247    33,769
ATMI Inc./(1)/                                                 1,760    33,546
Inktomi Corp./(1)/                                             7,879    33,486
Red Hat Inc./(1)/                                              7,031    33,186
Edwards (J.D.) & Co./(1)/                                      4,651    32,976
Brooks Automation Inc./(1)(2)/                                 1,004    32,409
FileNET Corp./(1)/                                             2,169    31,602
Quest Software Inc./(1)/                                       2,095    31,006
ADTRAN Inc./(1)/                                               1,328    30,810
Oak Technology Inc./(1)/                                       3,081    30,779
DSP Group Inc./(1)/                                            1,464    30,744
Intergraph Corp./(1)/                                          2,780    29,746
Hyperion Solutions Corp./(1)/                                  1,948    29,220
Echelon Corp./(1)(2)/                                          2,074    28,206
Harmonic Inc./(1)/                                             3,488    28,148
BroadVision Inc./(1)(2)/                                      13,523    27,587
ANADIGICS Inc./(1)/                                            1,834    27,253
Manugistics Group Inc./(1)/                                    3,505    26,988
DMC Stratex Networks Inc./(1)/                                 4,938    26,912
Computer Network Technology Corp./(1)/                         1,843    26,908
Actel Corp./(1)/                                               1,448    26,860
Zoran Corp./(1)/                                               1,055    26,681
Loral Space & Communications Ltd./(1)/                        20,503    26,449
Trimble Navigation Ltd./(1)/                                   1,497    26,347
InterDigital Communications Corp./(1)/                         3,270    26,225
DuPont Photomasks Inc./(1)/                                      714    25,733
E.piphany Inc./(1)(2)/                                         4,359    25,718
webMethods Inc./(1)(2)/                                        2,778    25,530
Aspen Technology Inc./(1)(2)/                                  1,889    25,029
PRI Automation Inc./(1)/                                       1,507   $24,775
Agile Software Corp./(1)/                                      2,554    24,314
Stellent Inc./(1)(2)/                                          1,183    24,252
InterVoice-Brite Inc./(1)/                                     1,920    23,923
Hutchinson Technology Inc./(1)/                                1,312    23,852
PanAmSat Corp./(1)/                                            1,107    23,446
Avant! Corp./(1)/                                              2,317    23,425
Systems & Computer Technology Corp./(1)/                       1,885    23,091
Micros Systems Inc./(1)/                                       1,068    23,058
Verity Inc./(1)/                                               2,113    22,440
Netegrity Inc./(1)(2)/                                         1,878    22,048
JDA Software Group Inc./(1)/                                   1,381    21,682
Iomega Corp./(1)/                                              3,066    21,431
Sapient Corp./(1)/                                             4,963    21,391
Transaction Systems Architects Inc.
  "A"/(1)/                                                     2,196    21,345
SBA Communications Corp./(1)/                                  2,563    21,017
ESS Technology Inc./(1)/                                       1,625    20,849
Arris Group Inc./(1)/                                          3,538    20,839
MRV Communications Inc./(1)/                                   4,727    20,515
SERENA Software Inc./(1)/                                      1,252    20,232
Benchmark Electronics Inc./(1)/                                1,179    20,102
Cohu Inc.                                                      1,138    19,858
Asyst Technologies Inc./(1)/                                   2,158    19,638
Spectrasite Holdings Inc./(1)/                                 8,320    19,136
McDATA Corp. "B"/(1)/                                          1,177    18,444
Silicon Graphics Inc./(1)/                                    10,544    18,347
Inter-Tel Inc.                                                 1,158    17,578
Transwitch Corp./(1)/                                          5,202    17,219
Vitria Technology Inc./(1)/                                    5,539    16,839
Emcore Corp./(1)/                                              1,507    16,818
Integrated Silicon Solution Inc./(1)/                          1,557    16,177
Stratos Lightwave Inc./(1)/                                    3,919    16,068
F5 Networks Inc./(1)(2)/                                       1,060    15,995
Ultratech Stepper Inc./(1)/                                    1,146    15,414
Portal Software Inc./(1)/                                      7,730    14,687
Electroglas Inc./(1)/                                          1,172    14,685
Nuance Communications Inc./(1)(2)/                             1,749    14,114
Matrixone Inc./(1)/                                            2,543    13,986
AXT Inc./(1)/                                                  1,269    13,857
Actuate Corp./(1)/                                             3,308    13,728
C-COR.net Corp./(1)/                                           1,965    13,460
Roxio Inc./(1)/                                                1,020    13,087
Alliance Semiconductor Corp./(1)/                              1,581    13,043
Entrust Technologies Inc./(1)/                                 2,857    12,856
WatchGuard Technologies Inc./(1)/                              1,414    12,797
--------------------------------------------------------------------------------
 page 76                                                               i|Shares
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (unaudited)

Security                                     Shares       Value
-------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------
MRO Software Inc./(1)/                            960  $     12,672
RadiSys Corp./(1)/                                913        12,572
OpenTV Corp./(1)/                               1,647        12,122
SpeechWorks International Inc./(1)/             1,576        11,820
M-Systems Flash Disk Pioneers Ltd./(1)/         1,639        11,801
Metasolv Inc./(1)/                              1,656        11,592
Proxim Inc./(1)/                                1,679        11,367
SeeBeyond Technology Corp./(1)/                 2,326        11,351
FSI International Inc./(1)/                     1,370        11,261
New Focus Inc./(1)/                             3,832        11,113
Allen Telecom Inc./(1)/                         1,448        10,860
Transmeta Corp./(1)/                            6,073        10,749
Centillium Communications Inc./(1)/             1,841        10,383
Oplink Communications Inc./(1)/                 7,377         9,959
Infonet Services Corp. "B" ADR/(1)/             4,670         9,807
Clarent Corp./(1)/                              1,810         9,720
Viewpoint Corp./(1)/                            2,359         9,436
PLX Technology Inc./(1)/                        1,179         9,137
Avanex Corp./(1)/                               1,842         9,136
Siliconix Inc./(1)/                               355         8,957
HI/FN Inc./(1)/                                   623         8,953
Standard Microsystems Corp./(1)/                  879         8,790
Netro Corp./(1)/                                2,161         8,320
Kana Communications Inc./(1)/                   9,363         8,239
PC-Tel Inc./(1)/                                1,067         8,131
Symmetricom Inc./(1)/                           1,448         8,109
Handspring Inc./(1)/                            4,038         7,914
Sanchez Computer Associates Inc./(1)/             863         7,767
Ditech Communications Corp./(1)/                1,804         7,505
ZixIt Corp./(1)(2)/                               884         7,399
Wave Systems Corp. "A"/(1)/                     3,081         7,025
Aspect Communications Corp./(1)/                3,048         6,828
UAXS Global Holdings Inc./(1)/                  3,112         6,660
AudioCodes Ltd./(1)/                            2,408         6,429
Internap Network Services Corp./(1)/            7,692         6,307
Aware Inc./(1)/                                 1,231         5,687
Viasystems Group Inc./(1)/                      4,365         5,631
Art Technology Group Inc./(1)/                  3,424         5,581
Microstrategy Inc./(1)/                         1,973         5,426
Allscripts Healthcare Solutions Inc./(1)/       1,673         5,404
NMS Communications Corp./(1)(2)/                2,288         5,285
Avici Systems Inc./(1)/                         1,893         5,092
Packeteer Inc./(1)/                             1,458         4,957
SONICblue Inc./(1)/                             4,622  $      4,899
Digital Lightwave Inc./(1)(2)/                    778         4,691
ON Semiconductor Corp./(1)/                     2,913         4,195
Silicon Image Inc./(1)/                         3,300         4,191
SilverStream Software Inc./(1)/                   962         3,944
Auspex Systems Inc./(1)/                        2,109         3,796
CacheFlow Inc./(1)/                             1,843         3,704
Copper Mountain Networks Inc./(1)/              3,205         3,686
Clarus Corp./(1)/                                 885         2,929
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $184,422,565)                                    101,412,475
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.68%
-------------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 2,847,027     2,847,027
Dreyfus Money Market Fund/(3)/              1,437,702     1,437,702
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                        989,308       989,308
Providian Temp Cash Money Market Fund/(3)/  1,500,211     1,500,211
-------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $6,774,248)                                        6,774,248
-------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 106.72%
(Cost $191,196,813)                                     108,186,723
-------------------------------------------------------------------
Other Assets, Less Liabilities -- (6.72%)                (6,809,904)
-------------------------------------------------------------------
NET ASSETS -- 100.00%                                  $101,376,819
===================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 77
iShares Dow Jones U.S. Telecommunications Sector Index Fund
Schedule of Investments
October 31, 2001 (unaudited)

Security                                     Shares           Value
----------------------------------------------------------------------

COMMON STOCKS - 99.65%
----------------------------------------------------------------------
Verizon Communications Inc.                   153,838   $    7,662,671
SBC Communications Inc.                       144,067        5,490,393
AT&T Corp.                                    160,805        2,452,276
BellSouth Corp.                                53,967        1,996,779
Alltel Corp.                                   34,623        1,978,358
WorldCom Inc./(1)/                            138,842        1,867,425
CenturyTel Inc.                                58,285        1,841,806
Telephone & Data Systems Inc.                  20,859        1,833,506
Sprint Corp. (FON Group)                       82,147        1,642,940
Sprint Corp. (PCS Group)/(1)(2)/               71,523        1,594,963
United States Cellular Corp./(1)/              32,865        1,467,422
Citizen Communications Co./(1)(2)/            152,322        1,354,143
AT&T Wireless Services Inc./(1)/               64,869          936,708
Qwest Communications International Inc.        69,427          899,080
Western Wireless Corp. "A"/(1)/                24,776          722,716
Nextel Communications Inc. "A"/(1)(2)/         72,570          576,932
Rural Cellular Corp. "A"/(1)/                  21,555          489,514
Broadwing Inc./(1)/                            52,784          488,780
AirGate PCS Inc./(1)/                           4,661          239,855
IDT Corp./(1)/                                 20,770          229,509
IDT Corp. "B"/(1)/                             20,770          206,662
TeleCorp PCS Inc./(1)/                         15,163          203,487
Triton PCS Holdings Inc. "A"/(1)/               5,526          177,827
Time Warner Telecom Inc. "A"/(1)/              13,838          151,664
Allegiance Telecom Inc./(1)/                   18,775          134,804
RCN Corp./(1)/                                 33,562          105,720
Wireless Facilities Inc./(1)/                  13,170           86,790
WorldCom Inc.- MCI Group                        7,012           83,092
Nextel Partners Inc. "A"/(1)/                  14,302           76,516
Leap Wireless International Inc./(1)/           4,793           71,272
ITC DeltaCom Inc./(1)/                         86,174           56,013
McLeodUSA Inc. "A"/(1)/                        53,112           39,834
Network Plus Corp./(1)/                        39,044           39,044
XO Communications Inc. "A"/(1)/                28,289           26,026
Aether Systems Inc./(1)/                        3,104           21,635
Metromedia Fiber Network Inc. "A"/(1)/         18,205           13,108
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $51,425,774)                                         37,259,270
----------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 7.43%
----------------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares(3)                   1,169,067   $    1,169,067
Dreyfus Money Market Fund(3)                  589,300          589,300
Goldman Sachs Financial Square Prime
  Obligation Fund(3)                          405,508          405,508
Providian Temp Cash Money Market Fund(3)      614,922          614,922
----------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,778,797)                                           2,778,797
----------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 107.08%
(Cost $54,204,571)                                          40,038,067
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.08%)                   (2,648,470)
----------------------------------------------------------------------
NET ASSETS -- 100.00%                                   $   37,389,597
======================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 78                                                               i|Shares
iShares Dow Jones U.s. Utilities Sector Index Fund
Schedule of Investments
October 31, 2001 (unaudited)

Security                                      Shares       Value
-------------------------------------------------------------------

COMMON STOCKS - 99.87%
-------------------------------------------------------------------
Duke Energy Corp.                               70,179   $2,695,575
Southern Co.                                    62,880    1,502,832
Dominion Resources Inc.                         22,715    1,388,341
American Electric Power Inc.                    29,539    1,237,684
Exelon Corp.                                    29,238    1,230,043
TXU Corporation                                 23,700    1,086,408
Enron Corp.                                     67,843      943,018
Xcel Energy Inc.                                31,504      890,933
FPL Group Inc.                                  16,143      857,193
Progress Energy Inc.                            19,932      840,532
Mirant Corp./(1)/                               31,088      808,288
Entergy Corp.                                   20,163      783,333
Consolidated Edison Inc.                        19,467      768,752
Public Service Enterprise Group Inc.            19,095      751,579
FirstEnergy Corp./(2)/                          20,566      708,704
Calpine Corp./(1)/                              27,990      692,752
Reliant Energy Inc.                             24,109      673,847
PG&E Corp.                                      35,542      641,889
DTE Energy Co.                                  15,340      639,525
AES Corp./(1)/                                  42,260      585,301
Dynegy Inc. "A"                                 14,885      534,371
Ameren Corp.                                    12,603      505,380
PPL Corp.                                       13,335      455,390
NiSource Inc.                                   18,950      450,063
Cinergy Corp.                                   14,595      440,477
Sempra Energy                                   18,775      439,335
GPU Inc.                                        11,044      437,895
Edison International/(1)/                       29,905      424,950
Allegheny Energy Inc.                           11,454      418,644
KeySpan Corp.                                   12,614      418,533
Constellation Energy Group Inc.                 15,035      336,333
American Water Works Inc.                        8,219      333,691
Pinnacle West Capital Corp.                      7,784      328,096
TECO Energy Inc.                                12,451      320,613
Utilicorp United Inc.                           10,421      308,774
DPL Inc.                                        11,720      269,560
Niagara Mohawk Holdings Inc./(1)/               14,711      263,621
CMS Energy Corp.                                12,007      258,271
SCANA Corp.                                      9,609      247,432
Wisconsin Energy Corp.                          10,807      240,023
Northeast Utilities                             12,286      216,848
Potomac Electric Power Co.                       9,984      213,757
Alliant Energy Corp./(2)/                        7,265   $  213,591
Energy East Corp.                               10,673      200,866
NSTAR                                            4,874      200,419
Equitable Resources Inc.                         5,994      197,263
Conectiv Inc.                                    7,597      179,289
National Fuel Gas Co.                            7,238      169,442
Orion Power Holdings Inc./(1)/                   6,352      163,945
Questar Corp.                                    7,380      162,360
NICOR Inc.                                       4,167      162,055
OGE Energy Corp./(2)/                            7,134      154,522
MDU Resources Group Inc.                         6,241      151,719
ALLETE                                           6,815      149,930
Puget Energy Inc.                                7,844      149,585
Great Plains Energy Inc./(2)/                    5,688      135,716
Sierra Pacific Resources Corp.                   9,079      131,736
Vectren Corporation                              6,222      131,471
IDACorp Inc.                                     3,439      130,682
Peoples Energy Corp.                             3,253      124,557
RGS Energy Group Inc.                            3,177      121,838
WGL Holdings Inc.                                4,468      120,904
Philadelphia Suburban Corp.                      4,137      117,905
Hawaiian Electric Industries Inc.                2,981      110,953
DQE Inc.                                         5,141       96,137
AGL Resources Inc.                               4,573       94,432
Piedmont Natural Gas Co.                         2,920       92,856
Public Service Company of New Mexico             3,594       88,053
Western Resources Inc.                           5,142       84,226
Southern Union Co./(1)/                          4,393       83,818
Cleco Corp.                                      4,115       82,753
NRG Energy Inc./(1)(2)/                          4,676       82,625
ONEOK Inc.                                       4,420       76,112
Black Hills Corp.                                2,428       66,673
El Paso Electric Co./(1)/                        4,723       64,233
Covanta Energy Corporation/(1)/                  4,571       59,514
Montana Power Co./(1)/                           9,500       56,620
Northwest Natural Gas Co.                        2,317       55,376
Avista Corp.                                     4,337       52,001
UniSource Energy Corp.                           3,074       48,446
NUI Corp.                                        1,200       24,420
Catalytica Energy Systems Inc./(1)/              1,425        8,977
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $42,159,617)                                      32,186,606
-------------------------------------------------------------------


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 79
iShares Dow Jones U.S. Utilities Sector Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)


Security                                       Shares          Value
---------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 4.09%
---------------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                    553,149   $    553,149
Dreyfus Money Market Fund/(3)/                 280,170        280,170
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                         192,789        192,789
Providian Temp Cash Money Market Fund/(3)/     292,351        292,351
---------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,318,459)                                          1,318,459
---------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.96%
(Cost $43,478,076)                                         33,505,065
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.96%)                  (1,277,306)
---------------------------------------------------------------------
NET ASSETS -- 100.00%                                    $ 32,227,759
=====================================================================


/(1)/ Non-income earning securities.
/(2)/ Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
page 80                                                               i|Shares
iShares Dow Jones U.S. Chemicals Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                   Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.94%
-----------------------------------------------------------------
Du Pont (E.I.) de Nemours                  34,476      $1,378,695
Dow Chemical Co.                           30,881       1,026,793
Air Products & Chemicals Inc.               8,462         338,819
Praxair Inc.                                5,950         280,721
Avery Dennison Corp.                        4,910         227,333
Ecolab Inc.                                 5,351         188,248
Engelhard Corp.                             7,183         188,051
Rohm & Haas Co. "A"                         5,492         178,325
International Flavors & Fragrances Inc.     5,492         156,577
Sigma-Aldrich Corp.                         4,048         151,881
Eastman Chemical Co.                        4,135         141,872
Cabot Corp.                                 3,859         129,277
Lubrizol Corp.                              4,342         122,184
OM Group Inc.                               1,853         112,199
RPM Inc.                                    8,522         103,542
Cytec Industries Inc./(1)/                  3,448          82,511
Great Lakes Chemical Corp.                  3,775          80,068
Lyondell Chemical Co.                       5,791          77,078
Cambrex Corp.                               2,069          76,553
Ferro Corp.                                 3,418          75,196
Cabot Microelectronics Corp./(1)/           1,132          75,029
Fuller (H. B.) Co.                          1,450          74,574
Solutia Inc.                                5,799          69,588
IMC Global Inc.                             5,655          60,791
Olin Corp.                                  3,880          58,122
Millennium Chemicals Inc.                   6,091          58,047
Crompton Corp.                              7,546          54,709
Hercules Inc./(1)/                          5,120          38,707
WD-40 Company                               1,664          37,473
Wellman Inc.                                2,469          31,134
MacDermid Inc.                              1,351          18,401
Schulman (A.) Inc.                          1,192          14,185
Georgia Gulf Corp.                            642          11,408
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $6,138,595)                                      5,718,091
-----------------------------------------------------------------
SHORT TERM INSTRUMENTS - 0.05%
-----------------------------------------------------------------
Barclays Global Investors Funds, Inc.
 Institutional Money Market Fund,
 Institutional Shares                      2,881       $    2,881
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,881)                                              2,881
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.99%
(Cost $6,141,476)                                       5,720,972
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.01%                       650
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                  $5,721,622
=================================================================

/(1)/  Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 81
iShares Dow Jones U.S. Financial Services Index Fund
Schedule of Investments
October 31, 2001 (Unaudited)

Security                                   Shares       Value
--------------------------------------------------------------

COMMON STOCKS-99.87%
--------------------------------------------------------------
Citigroup Inc.                            116,628   $5,308,907
Bank of America Corp.                      36,306    2,141,691
Fannie Mae                                 23,035    1,864,914
JP Morgan Chase & Co.                      44,859    1,586,214
Wells Fargo & Company                      38,622    1,525,569
Morgan Stanley Dean Witter & Co.           23,017    1,125,992
Freddie Mac                                15,742    1,067,622
Wachovia Corp.                             31,630      904,618
Bank One Corp.                             26,114      866,724
FleetBoston Financial Corp.                24,447      803,328
U.S. Bancorp                               44,245      786,676
American Express Co.                       26,636      783,897
Merrill Lynch & Co. Inc.                   17,871      781,141
Fifth Third Bancorp                        10,976      619,266
Marsh & McLennan Companies Inc.             6,226      602,365
Washington Mutual Inc.                     19,832      598,728
Bank of New York Co. Inc.                  16,732      569,055
Household International Inc.               10,481      548,156
MBNA Corp.                                 17,017      469,839
Goldman Sachs Group Inc. (The)              4,897      382,750
Mellon Financial Corp.                     10,783      362,309
PNC Financial Services Group                6,544      359,266
SunTrust Banks Inc.                         5,691      340,663
Lehman Brothers Holdings Inc.               5,444      340,032
State Street Corp.                          7,367      335,493
BB&T Corp.                                  9,584      307,646
National City Corp.                        11,651      307,586
Schwab (Charles) Corp.                     23,792      306,441
USA Education Inc.                          3,627      295,818
Northern Trust Corp.                        4,714      238,010
Hancock (John) Financial Services Inc.      6,961      237,231
KeyCorp                                     9,622      204,564
Capital One Financial Corp.                 4,709      194,529
Comerica Inc.                               4,003      184,498
SouthTrust Corp.                            7,708      174,663
Golden West Financial Corp.                 3,057      148,570
AmSouth Bancorp                             8,369      144,700
Regions Financial Corp.                     5,141      138,344
M&T Bank Corp.                              2,074      135,847
Charter One Financial Inc.                  4,948      134,833
Marshall & Ilsley Corp.                     2,253      132,116
Union Planters Corp.                        3,098      125,469
Bear Stearns Companies Inc.                 2,287      123,498
Synovus Financial Corp.                     5,033      115,860
Franklin Resources Inc.                     3,354      107,663
Countrywide Credit Industries Inc.          2,676      106,853
National Commerce Financial Corp.           4,638      105,514
North Fork Bancorp                          3,656      102,002
First Tennessee National Corp.              2,901      100,230
Zions Bancorp                               2,082       99,769
Stilwell Financial Inc.                     4,956       99,665
Dime Bancorp Inc.                           2,652       89,850
Huntington Bancshares Inc.                  5,672       87,519
Popular Inc.                                2,631       77,272
T Rowe Price Group Inc.                     2,775       77,034
Banknorth Group Inc.                        3,459       75,856
Compass Bancshares Inc.                     2,893       72,412
Edwards (A.G.) Inc.                         1,805       71,370
TCF Financial Corp.                         1,679       70,518
Bisys Group Inc./(1)(2)/                    1,313       68,302
Golden State Bancorp Inc.                   2,599       65,911
Greenpoint Financial Corp.                  1,939       62,145
Legg Mason Inc.                             1,440       60,638
Mercantile Bankshares Corp.                 1,576       60,235
Astoria Financial Corp.                     1,106       57,612
Federated Investors Inc. "B"                2,200       57,420
Sovereign Bancorp Inc.                      5,577       55,212
SEI Investment Co.                          1,790       55,043
Hibernia Corp. "A"                          3,592       54,598
Commerce Bancorp Inc.                         728       53,144
Valley National Bancorp                     1,764       52,726
New York Community Bancorp                  2,025       50,767
First Virginia Banks Inc.                   1,091       49,291
Associated Bancorp                          1,393       47,947
Allied Capital Corp.                        2,065       46,504
Waddell & Reed Financial Inc. "A"           1,801       45,907
Investment Technology Group Inc./(1)/         712       45,860
Neuberger Berman Inc.                       1,296       45,204
FirstMerit Corp.                            1,933       44,614
Commerce Bancshares Inc.                    1,227       44,503
Pacific Century Financial Corp.             1,802       41,987
BancWest Corporation                        1,201       41,975
Wilmington Trust Corp.                        731       41,521
Fulton Financial Corp.                      1,866       40,903
UnionBanCal Corporation                     1,200       40,068
E*trade Group Inc./(1)(2)/                  6,084       39,729
City National Corp.                           926       37,966
Investors Financial Services Corp.            717       37,929
Eaton Vance Corp.                           1,314       36,923
IndyMac Bancorp Inc./(1)/                   1,379       35,413
Roslyn Bancorp Inc.                         1,937       35,157
Sky Financial Group Inc.                    1,687       33,622
Webster Financial Corp.                     1,105       33,537
Doral Financial Corp.                         931       32,464

--------------------------------------------------------------------------------
page 82                                                                 i|Shares
iShares Dow Jones U.S. Financial Services Index Fund
Schedule of Investments (continued)
October 31, 2001 (Unaudited)


Security                                    Shares      Value
----------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------
Labranche & Co. Inc./(1)(2)/                  1,113  $    32,155
Cullen/Frost Bankers Inc.                     1,170       31,543
Old National Bancorp                          1,265       31,296
Affiliated Managers Group Inc./(1)/             502       30,973
Trustmark Corp.                               1,286       30,813
Colonial BancGroup Inc.                       2,417       30,454
Independence Community Bank Corp.             1,215       29,549
Westamerica Bancorp                             805       29,415
Washington Federal Inc.                       1,297       29,377
AmeriCredit Corp./(1)(2)/                     1,870       28,985
First Midwest Bancorp Inc.                      849       28,374
Commercial Federal Corp.                      1,130       28,205
Hudson United Bancorp                         1,061       27,575
Citizens Banking Corp.                          899       27,258
Bancorp South Inc.                            1,771       27,096
Raymond James Financial Inc.                    916       26,775
Silicon Valley Bancshares/(1)/                1,115       26,136
Greater Bay Bancorp/(2)/                      1,118       25,479
Providian Financial Corp.                     6,456       25,114
Knight Trading Group Inc./(1)/                2,451       24,093
Park National Corp.                             256       23,488
United Bancshares Inc.                          858       23,338
Metris Companies Inc./(2)/                    1,424       23,083
Community First Bankshares Inc.                 930       22,339
Hudson City Bancorp Inc.                        943       22,198
Whitney Holding Corp.                           561       22,025
Southwest Bancorp of Texas Inc./(1)/            703       20,169
American Capital Strategies Ltd.                762       18,875
Chittenden Corp.                                726       17,961
Staten Island Bancorp Inc.                      616       17,827
TD Waterhouse Group Inc./(1)/                 1,862       17,633
Total System Services Inc.                      841       16,988
Downey Financial Corp.                          474       16,656
Republic Bancorp Inc.                         1,121       16,535
Ameritrade Holding Corp. "A"/(1)(2)/          2,915       16,032
Jeffries Group Inc.                             473       15,689
South Financial Group Inc. (The)                962       15,344
Provident Financial Group Inc.                  692       14,816
MAF Bancorp Inc.                                510       14,280
AMCORE Financial Inc.                           587       12,861
Provident Bankshares Corp.                      582       12,816
W.P. Stewart & Co. Ltd.                         596       12,593
UCBH Holdings Inc.                              434       12,586
People's Bank                                   561       12,219
Texas Regional Bancshares "A"                   335       11,223
East West Bancorp Inc.                          492       11,114
Sterling Bancshares Inc.                        888       10,576
CMGI Inc./(1)/                                6,056        9,145
Bay View Capital Corp./(1)/                   1,239        8,710
Harbor Florida Bancshares Inc.                  517        8,660
FirstFed Financial Corp./(1)/                   389        8,651
Dime Community Bancshares                       330        8,003
First Sentinel Bancorp Inc.                     662        7,977
Ocwen Financial Corp./(1)/                      898        7,723
Anchor BanCorp Wisconsin Inc.                   488        7,686
PFF Bancorp Inc.                                299        7,475
GBC Bancorp                                     265        7,372
Pacific Northwest Bancorp                       350        7,072
Southwest Securities Group Inc./(2)/            367        6,423
Net.B@nk Inc./(1)/                              684        5,629
Safeguard Scientifics Inc./(1)/               2,434        5,355
BSB Bancorp Inc.                                226        5,035
Internet Capital Group Inc./(1)/              5,047        4,542
OceanFirst Financial Corp.                      174        4,251
Medallion Financial Corp.                       411        3,350
CompuCredit Corp./(1)/                          382        2,349
NextCard Inc./(1)/                              894          778
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $39,111,983)                                   32,869,857
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.70%
----------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 111,861      111,861
Dreyfus Money Market Fund/(3)/               43,793       43,793
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       30,136       30,136
Providian Temp Cash Money Market Fund/(3)/   45,697       45,697
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $231,487)                                         231,487
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.57%
(Cost $39,343,470)                                    33,101,344
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.57%)               (186,661)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $32,914,683
================================================================


/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 83
iShares Dow Jones U.S. Internet Index Fund
Schedule of Investments
October 31, 2001 (unaudited)

Security                                    Shares        Value
------------------------------------------------------------------

COMMON STOCKS-100.03%
------------------------------------------------------------------
Check Point Software Technologies Ltd./(1)/  44,369   $  1,309,773
eBay Inc./(1)/                               24,497      1,285,603
BEA Systems Inc./(1)/                       102,870      1,248,842
VeriSign Inc./(1)/                           27,582      1,067,699
Yahoo! Inc./(1)/                             93,021      1,012,068
TMP Worldwide Inc./(1)/                      17,483        521,868
EarthLink Inc./(1)/                          31,941        467,936
E*trade Group Inc./(1)/                      70,533        460,580
Amazon.com Inc./(1)(2)/                      62,045        433,074
WebMD Corp./(1)/                             76,468        350,988
i2 Technologies Inc./(1)/                    75,209        342,953
Vignette Corp./(1)/                          64,142        300,185
CheckFree Corp./(1)/                         21,015        295,891
Ticketmaster Online-CitySearch Inc. "B"/(1)/ 21,135        288,281
Internet Security Systems Inc./(1)/          10,274        271,747
Overture Services Inc./(1)/                  10,272        270,667
DoubleClick Inc./(1)/                        32,912        242,891
Macromedia Inc./(1)/                         15,386        230,175
Ariba Inc./(1)/                              62,550        206,415
Interwoven Inc./(1)/                         26,826        196,098
Commerce One Inc./(1)/                       75,175        187,937
Ameritrade Holding Corp. "A"/(1)(2)/         33,834        186,087
RealNetworks Inc./(1)/                       27,665        156,860
CNET Networks Inc./(1)/                      30,504        150,690
TIBCO Software Inc./(1)/                     17,046        143,868
Inktomi Corp./(1)/                           33,353        141,750
FreeMarkets Inc./(1)/                         9,595        128,285
BroadVision Inc./(1)/                        57,969        118,257
Homestore.com Inc./(1)/                      22,864        117,521
webMethods Inc./(1)/                         12,165        111,796
Agile Software Corp./(1)/                    11,205        106,672
CMGI Inc./(1)/                               70,113        105,871
Priceline.com Inc./(1)/                      21,441        103,131
InfoSpace Inc./(1)/                          62,614         98,930
Akamai Technologies Inc./(1)/                22,760         71,922
Portal Software Inc./(1)/                    32,713         62,155
Internet Capital Group Inc./(1)/             58,437         52,593
VerticalNet Inc./(1)/                        18,594         25,846
Art Technology Group Inc./(1)/               14,355         23,399
NextCard Inc./(1)/                           10,360          9,013
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $28,993,573)                                     12,906,317
------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 3.17%
------------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                 173,206   $    173,206
Dreyfus Money Market Fund/(3)/               86,503         86,503
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       59,523         59,523
Providian Temp Cash Money Market Fund/(3)/   90,264         90,264
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $409,496)                                           409,496
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.20%
(Cost $29,403,069)                                      13,315,813
------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.20%)                 (412,655)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $ 12,903,158
==================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
page 84                                                                i|Shares
iShares Dow Jones U.S. Real Estate Index Fund
Schedule of Investments
October 31, 2001 (unaudited)

Security                                      Shares        Value
--------------------------------------------------------------------

COMMON STOCKS - 99.79%
--------------------------------------------------------------------
Equity Office Properties Trust                 205,405  $  5,854,043
Equity Residential Properties Trust            133,682     3,469,048
Plum Creek Timber Co. Inc./(2)/                 89,100     2,461,833
Archstone-Smith Trust                           82,831     2,004,510
Simon Property Group Inc.                       70,148     1,929,070
Prologis Trust                                  87,049     1,734,887
Apartment Investment & Management Co. "A"       36,713     1,540,845
Boston Properties Inc.                          42,507     1,502,622
AvalonBay Communities Inc.                      32,032     1,454,253
Kimco Realty Corp.                              29,307     1,432,819
Vornado Realty Trust                            36,063     1,413,670
Duke-Weeks Realty Corp.                         60,440     1,393,142
Public Storage Inc.                             38,804     1,276,264
Health Care Property Investors Inc./(2)/        27,662     1,029,580
AMB Property Corp.                              42,103     1,023,524
Liberty Property Trust                          36,454       976,967
Rouse Co./(2)/                                  34,393       903,504
Crescent Real Estate Equities Co.               51,141       900,593
Mack-Cali Realty Corp.                          28,476       882,756
General Growth Properties Inc./(2)/             24,060       881,077
Security Capital Group "B"/(1)/                 42,619       796,975
Arden Realty Inc.                               31,846       784,367
Host Marriott Corp./(2)/                       115,707       781,022
New Plan Excel Realty Trust                     43,854       779,724
Weingarten Realty Investors                     15,020       751,601
United Dominion Realty Trust                    50,687       724,317
Hospitality Properties Trust                    29,066       721,127
Catellus Development Corp./(1)/                 41,307       710,480
Camden Property Trust                           20,310       706,788
BRE Properties Inc. "A"                         23,179       672,191
Post Properties Inc.                            19,410       659,164
Highwoods Properties Inc.                       27,138       640,457
Healthcare Realty Trust                         20,172       544,644
First Industrial Realty Trust                   19,668       540,870
HRPT Properties Trust                           66,012       537,998
Reckson Associates Realty Corp./(2)/            22,572       519,156
CarrAmerica Realty Corp.                        17,442       493,783
Centerpoint Properties Corp.                    10,283       478,160
Cousins Properties Inc.                         19,590       474,274
Nationwide Health Properties Inc.               23,635       465,610
Sl Green Realty Corp.                           14,942       445,570
Developers Diversified Realty Corp.             24,477       445,481
Prentiss Properties Trust                       17,232       437,693
Federal Realty Investment Trust                 19,756       431,076
Shurgard Storage Centers Inc. "A"               13,985       420,389
Health Care REIT Inc.                           16,202       419,632
St. Joe Company (The)                           15,939       410,270
Macerich Co. (The)                              16,887  $    408,665
iStar Financial Inc.                            16,491       384,240
La Quinta Properties Inc./(1)/                  71,780       384,023
FelCor Lodging Trust Inc./(2)/                  26,510       368,224
Chelsea Property Group Inc.                      7,824       350,515
LNR Property Corp.                              12,114       333,741
Brandywine Realty Trust                         16,337       322,492
Kilroy Realty Corp.                             13,608       318,563
CBL & Associates Properties Inc.                10,558       307,449
Storage USA Inc.                                 7,637       306,626
Manufactured Home Communities Inc.               9,742       297,618
Colonial Properties Trust                        9,617       287,067
Home Properties of NY Inc.                       8,936       273,531
Capital Automotive REIT                         12,927       250,137
Mills Corp.                                     11,296       246,705
Koger Equity Inc.                               13,405       223,729
Homestore.com Inc./(1)(2)/                      43,458       223,374
Glenborough Realty Trust Inc.                   12,553       218,297
Meristar Hospitality Corp.                      22,266       211,527
JDN Realty Corp.                                15,039       159,714
Equity Inns Inc.                                18,389       146,009
RFS Hotel Investors Inc.                        12,465       115,301
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $61,839,134)                                       55,995,373
--------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.01%
--------------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(3)/                  2,343,812     2,343,812
Dreyfus Money Market Fund/(3)/               1,197,948     1,197,948
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                         824,329       824,329
Providian Temp Cash Money Market Fund/(3)/   1,250,033     1,250,033
--------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $5,616,122)                                         5,616,122
--------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 109.80%
(Cost $67,455,256)                                        61,611,495
--------------------------------------------------------------------
Other Assets, Less Liabilities -- (9.80%)                 (5,498,737)
--------------------------------------------------------------------
NET ASSETS -- 100.00%                                   $ 56,112,758
====================================================================


/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of InvestmentS                                         page 85
iShares Cohen & Steers Realty Majors Index Fund
Schedule of Investments
October 31, 2001 (unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS - 99.86%
-------------------------------------------------------------------
Equity Office Properties Trust                  55,215  $ 1,573,627
Equity Residential Properties Trust             58,832    1,526,690
Simon Property Group Inc.                       48,788    1,341,670
Public Storage Inc.                             33,871    1,114,017
Vornado Realty Trust                            24,398      956,402
Prologis Trust                                  46,433      925,410
Boston Properties Inc.                          25,300      894,355
Kimco Realty Corp.                              17,849      872,638
AvalonBay Communities Inc.                      18,831      854,927
Apartment Investment & Management Co. "A"       20,038      840,995
Archstone-Smith Trust                           34,503      834,973
Duke-Weeks Realty Corp.                         35,814      825,513
AMB Property Corp.                              23,869      580,255
Health Care Property Investors Inc./(1)/        15,327      570,471
General Growth Properties Inc./(1)/             14,725      539,230
Liberty Property Trust                          19,296      517,133
Rouse Co./(1)/                                  19,332      507,852
CarrAmerica Realty Corp.                        17,435      493,585
Weingarten Realty Investors                      9,086      454,663
Host Marriott Corp./(1)/                        65,656      443,178
Arden Realty Inc.                               17,878      440,335
Post Properties Inc.                            10,888      369,756
Reckson Associates Realty Corp./(1)/            15,857      364,711
Highwoods Properties Inc.                       15,134      357,162
Cousins Properties Inc.                         13,907      336,688
Smith (Charles E) Residential Realty
  Inc.                                           6,382      302,826
Centerpoint Properties Corp.                     5,774      268,491
Nationwide Health Properties Inc.               12,984      255,785
Macerich Co. (The)                               9,480      229,416
Taubman Centers Inc.                            14,058      189,221
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $20,533,012)                                      19,781,975
-------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 9.45%
-------------------------------------------------------------------
Barclays Global Investors Funds, Inc.
  Institutional Money Market Fund,
  Institutional Shares/(2)/                    785,651  $   785,651
Dreyfus Money Market Fund/(2)/                 398,069      398,069
Goldman Sachs Financial Square Prime
  Obligation Fund/(2)/                         273,918      273,918
Providian Temp Cash Money Market Fund/(2)/     415,376      415,376
-------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,873,014)                                     1,873,014
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 109.31%
(Cost $22,406,026)                                    21,654,989
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (9.31%)             (1,844,219)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                 $19,810,770
=================================================================


/(1)/  Denotes all or part of security on loan. See Note 5.
/(2)/ Security or portion of security represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
page 86                                                                i|Shares
iShares Trust
Statements of Assets and Liabilities
October 31, 2001 (Unaudited)

                                                             iShares Dow Jones U.S.
                                             -------------------------------------------------------
                                                               Basic       Consumer      Consumer
                                                 Total       Materials     Cyclical    Non-cyclical
                                                Market        Sector        Sector        Sector
                                              Index Fund    Index Fund    Index Fund    Index Fund
----------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                           $96,212,138   $10,056,837  $39,285,040    $30,146,854
                                              -----------------------------------------------------
Investments in securities, at market
  value (Note 1)/(1)/                         $78,796,047   $ 8,740,117  $32,027,941    $29,265,626
Receivables:
   Investment securities sold                           -        67,534       12,712          6,031
   Dividends and interest                          72,339        12,799        9,136         38,887
                                              -----------   -----------  -----------    -----------
Total Assets                                   78,868,386     8,820,450   32,049,789     29,310,544
                                              -----------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                      -        66,392            -              -
   Collateral for securities on loan
     (Note 5)                                   2,929,444             -    1,063,042          5,472
   Advisory fees (Note 2)                          25,639        11,426       29,350         22,609
                                              -----------------------------------------------------
Total Liabilities                               2,955,083        77,818    1,092,392         28,081
                                              -----------------------------------------------------

NET ASSETS                                    $75,913,303   $ 8,742,632  $30,957,397    $29,282,463
                                              ===========   ===========  ===========    ===========

Net assets consist of:
   Paid-in capital                            $95,842,742   $ 9,621,208  $39,726,356    $30,296,723
   Undistributed (distributions in
     excess of) net investment income              62,742         3,707       (5,597)        26,090
   Undistributed net realized gain (loss)      (2,576,090)      434,437   (1,506,263)      (159,122)
   Net unrealized depreciation                (17,416,091)   (1,316,720)   (7,257,099)     (881,228)
                                              -----------------------------------------------------
NET ASSETS                                    $75,913,303   $ 8,742,632  $30,957,397    $29,282,463
                                              =====================================================

iShares outstanding                             1,550,000       250,000      650,000        700,000
                                              =====================================================

Net asset value per iShare                    $     48.98   $     34.97  $     47.63    $     41.83
                                              =====================================================

--------------------------------------------------------------------------------


/(1)/ Includes securities on loan with market values of $2,770,372, $ --, $1,017,372 and $5,325, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 87
iShares Trust
Statements of Assets and Liabilities (continued)
OCTOBER 31, 2001 (Unaudited)

                                                                                  iShares Dow Jones U.S.
                                                                  ------------------------------------------------------
                                                                     Energy      Financial     Healthcare    Industrial
                                                                     Sector        Sector        Sector        Sector
                                                                   Index Fund    Index Fund    Index Fund    Index Fund
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                $76,094,866   $79,389,893   $197,372,173  $44,099,670
                                                                   -----------   -----------   ------------  -----------
Investments in securities, at market value
  (Note 1)/(1)/                                                    $66,189,342   $74,360,055   $189,856,085  $36,783,343
Receivables:
   Investment securities sold                                                -             -         69,325       12,042
   Dividends and interest                                               30,885       101,146        141,208       15,791
                                                                   -----------   -----------   ------------  -----------
Total Assets                                                        66,220,227    74,461,201    190,066,618   36,811,176
                                                                   -----------   -----------   ------------  -----------

LIABILITIES
Payables:
   Investment securities purchased                                           -        69,648              -            -
   Collateral for securities on loan (Note 5)                        3,302,616     1,188,666      7,725,253    1,645,284
   Advisory fees (Note 2)                                               65,912        69,198        165,163       38,525
                                                                   -----------   -----------   ------------  -----------
Total Liabilities                                                    3,368,528     1,327,512      7,890,416    1,683,809
                                                                   -----------   -----------   ------------  -----------

NET ASSETS                                                         $62,851,699   $73,133,689   $182,176,202  $35,127,367
                                                                   ===========   ===========   ============  ===========

Net assets consist of:
   Paid-in capital                                                 $73,922,142   $78,617,091   $189,462,574  $47,560,268
   Undistributed (distributions in excess of) net
     investment income                                                  (1,908)       84,437         47,408       (4,911)
   Undistributed net realized gain (loss)                           (1,163,011)     (538,001)       182,308   (5,111,663)
   Net unrealized depreciation                                      (9,905,524)   (5,029,838)    (7,516,088)  (7,316,327)
                                                                   -----------   -----------   ------------  -----------
NET ASSETS                                                         $62,851,699   $73,133,689   $182,176,202  $35,127,367
                                                                   ===========   ===========   ============  ===========

iShares outstanding                                                  1,350,000     1,000,000      3,000,000      800,000
                                                                   ===========   ===========   ============  ===========

Net asset value per iShare                                         $     46.56   $     73.13   $      60.73  $     43.91
                                                                   ===========   ===========   ============  ===========

--------------------------------------------------------------------------------
/(1)/ Includes securities on loan with market values of $3,191,703, $1,133,803, $7,481,711 and $1,578,096, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 88                                                               i|Shares
iShares Trust
Statements of Assets and Liabilities (continued)
October 31, 2001 (Unaudited)

                                                                                     iShares Dow Jones U.S.
                                                                 --------------------------------------------------------------
                                                                   Technology   Telecommunications    Utilities
                                                                     Sector           Sector            Sector       Chemicals
                                                                   Index Fund       Index Fund        Index Fund    Index Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                              $191,196,813         $ 54,204,571   $43,478,076    $ 6,141,476
                                                                 ------------         ------------   -----------    -----------
Investments in securities, at market value
  (Note 1)/(1)/                                                  $108,186,723         $ 40,038,067   $33,505,065    $ 5,720,972
Receivables:
   Investment securities sold                                          13,236               22,742        14,834          3,411
   Dividends and interest                                               6,769              141,232        57,965          5,047
                                                                 ------------         ------------   -----------    -----------
Total Assets                                                      108,206,728           40,202,041    33,577,864      5,729,430
                                                                 ------------         ------------   -----------    -----------

LIABILITIES
Payables:
   Collateral for securities on loan (Note 5)                       6,740,116            2,762,708     1,313,468              -
   Advisory fees (Note 2)                                              89,793               49,736        36,637          7,808
                                                                 ------------         ------------   -----------    -----------
Total Liabilities                                                   6,829,909            2,812,444     1,350,105          7,808
                                                                 ------------         ------------   -----------    -----------

NET ASSETS                                                       $101,376,819         $ 37,389,597   $32,227,759    $ 5,721,622
                                                                 ============         ============   ===========    ===========

Net assets consist of:
   Paid-in capital                                               $191,550,269         $ 61,064,202   $43,097,197    $ 7,224,437
   Undistributed (distributions in excess of) net
     investment income (accumulated net investment
     loss)                                                           (212,578)             106,232        50,632         (1,770)
   Undistributed net realized loss                                 (6,950,782)          (9,614,333)     (947,059)    (1,080,541)
   Net unrealized depreciation                                    (83,010,090)         (14,166,504)   (9,973,011)      (420,504)
                                                                 ------------         ------------   -----------    -----------
NET ASSETS                                                       $101,376,819         $ 37,389,597   $32,227,759    $ 5,721,622
                                                                 ============         ============   ===========    ===========

iShares outstanding                                                 2,200,000            1,250,000       500,000        150,000
                                                                 ============         ============   ===========    ===========

Net asset value per iShare                                       $      46.08         $      29.91   $     64.46    $     38.14
                                                                 ============         ============   ===========    ===========

--------------------------------------------------------------------------------
/(1)/ Includes securities on loan with market values of $6,143,680, $2,625,349, $1,264,694 and $ --, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 89
iShares Trust
Statements of Assets and Liabilities (continued)
October 31, 2001 (Unaudited)

                                                                    iShares Dow Jones U.S.              iShares Cohen & Steers
                                                              ---------------------------------------  -----------------------
                                                               Financial                     Real              Realty
                                                               Services      Internet       Estate             Majors
                                                              Index Fund    Index Fund    Index Fund         Index Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                          $39,343,470  $ 29,403,069   $67,455,256          $22,406,026
                                                             -----------  ------------   -----------          -----------
Investments in securities, at market value
  (Note 1)/(1)/                                              $33,101,344  $ 13,315,813   $61,611,495          $21,654,989
Receivables:
   Investment securities sold                                          -         3,788             -                    -
   Dividends and interest                                         51,355         1,188       175,277               41,356
                                                             -----------  ------------   -----------          -----------
Total Assets                                                  33,152,699    13,320,789    61,786,772           21,696,345
                                                             -----------  ------------   -----------          -----------

LIABILITIES
Payables:
   Collateral for securities on loan (Note 5)                    205,308       405,534     5,616,122            1,866,193
   Advisory fees (Note 2)                                         32,708        12,097        57,892               19,382
                                                             -----------  ------------   -----------          -----------
Total Liabilities                                                238,016       417,631     5,674,014            1,885,575
                                                             -----------  ------------   -----------          -----------

NET ASSETS                                                   $32,914,683  $ 12,903,158   $56,112,758          $19,810,770
                                                             ===========  ============   ===========          ===========

Net assets consist of:
   Paid-in capital                                           $37,022,819  $ 53,244,211   $56,271,945          $19,914,811
   Undistributed net investment income
     (accumulated net investment loss)                            42,955       (43,056)      386,283              209,537
   Undistributed net realized gain (loss)                      2,091,035   (24,210,741)    5,298,291              437,459
   Net unrealized depreciation                                (6,242,126)  (16,087,256)   (5,843,761)            (751,037)

NET ASSETS                                                   $32,914,683  $ 12,903,158   $56,112,758          $19,810,770
                                                             ===========  ============   ===========          ===========

iShares outstanding                                              400,000     1,200,000       750,000              250,000
                                                             ===========  ============   ===========          ===========

Net asset value per iShare                                   $     82.29  $      10.75   $     74.82          $     79.24
                                                             ===========  ============   ===========          ===========

--------------------------------------------------------------------------------
/(1)/ Includes securities on loan with market values of $195,366, $367,040, $5,384,475 and $1,802,562, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 90                                                                i|Shares
iShares Trust
Statements Of Operations
For the six months ended October 31, 2001 (Unaudited)

                                                                             iShares Dow Jones U.S.
                                                             -------------------------------------------------------
                                                                                Basic       Consumer      Consumer
                                                                Total         Materials     Cyclical    Non-cyclical
                                                                Market         Sector        Sector        Sector
                                                              Index Fund     Index Fund    Index Fund    Index Fund
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                              $      486,482   $   163,324   $   103,675       $196,794
   Interest                                                        1,072           252           224            261
   Securities lending income                                       4,092             -         2,665              -
                                                          --------------   -----------   -----------       --------
Total investment income                                          491,646       163,576       106,564        197,055
                                                          --------------   -----------   -----------       --------

EXPENSES (NOTE 2)
   Advisory fees                                                  73,440        38,518       100,046         57,562
                                                          --------------   -----------   -----------       --------
Total expenses                                                    73,440        38,518       100,046         57,562
                                                          --------------   -----------   -----------       --------
Net investment income                                            418,206       125,058         6,518        139,493
                                                          --------------   -----------   -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
     investments                                              (2,121,307)      516,031    (1,003,796)       206,099
   Net change in unrealized appreciation
     (depreciation) on investments                           (10,909,130)   (1,984,644)   (7,434,937)       369,303
                                                          --------------   -----------   -----------       --------
Net realized and unrealized gain (loss)                      (13,030,437)   (1,468,613)   (8,438,733)       575,402
                                                          --------------   -----------   -----------       --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $  (12,612,231)  $(1,343,555)  $(8,432,215)      $714,895
                                                          ==============   ===========   ===========       ========

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 91
iShares Trust
Statements of Operations (continued)
For the six months ended October 31, 2001 (Unaudited)


                                                                                         iShares Dow Jones U.S.
                                                                       --------------------------------------------------------
                                                                           Energy        Financial    Healthcare    Industrial
                                                                           Sector         Sector        Sector        Sector
                                                                         Index Fund     Index Fund    Index Fund    Index Fund
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                             $   546,887    $   685,240   $   723,714   $   272,418
   Interest                                                                      924          1,080         2,627           925
   Securities lending income                                                   2,657          2,247         8,595         1,565
                                                                        -------------------------------------------------------
Total investment income                                                      550,468        688,567       734,936       274,908
                                                                        -------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                             179,642        199,507       431,929       136,246
                                                                        -------------------------------------------------------
Total expenses                                                               179,642        199,507       431,929       136,246
                                                                        -------------------------------------------------------
Net investment income                                                        370,826        489,060       303,007       138,662
                                                                        -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from investments                                (558,252)      (286,031)      512,665    (4,026,808)
   Net change in unrealized appreciation (depreciation) on investments   (13,244,895)    (7,893,579)   (4,784,950)   (5,821,598)
                                                                        -------------------------------------------------------
Net realized and unrealized loss                                         (13,803,147)    (8,179,610)   (4,272,285)   (9,848,406)
                                                                        -------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(13,432,321)   $(7,690,550)  $(3,969,278)  $(9,709,744)
                                                                        =======================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
 page 92                                                                i|Shares
iShares Trust
Statements of Operations (continued)
For the six months ended October 31, 2001 (Unaudited)

                                                                                     iShares Dow Jones U.S.
                                                                 ----------------------------------------------------------------
                                                                       Technology    Telecommunications   Utilities
                                                                          Sector          Sector           Sector       Chemicals
                                                                        Index Fund      Index Fund       Index Fund    Index Fund
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                           $     85,819    $    357,665    $    681,622    $   200,356
   Interest                                                                   1,217             646             531            243
   Securities lending income                                                  6,598          10,391           2,753              -
                                                                       -----------------------------------------------------------
Total investment income                                                      93,634         368,702         684,906        200,599
                                                                       -----------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                            306,212         158,874         122,298         41,938
                                                                       -----------------------------------------------------------
Total expenses                                                              306,212         158,874         122,298         41,938
                                                                       -----------------------------------------------------------
Net investment income (loss)                                               (212,578)        209,828         562,608        158,661
                                                                       -----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized loss from investments                                    (2,971,078)     (5,108,567)       (780,619)      (869,063)
   Net change in unrealized appreciation (depreciation) on investments
                                                                        (28,712,224)     (7,387,548)    (10,658,528)      (647,518)
                                                                       -----------------------------------------------------------
Net realized and unrealized loss                                        (31,683,302)    (12,496,115)    (11,439,147)    (1,516,581)
                                                                       -----------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(31,895,880)   $(12,286,287)   $(10,876,539)   $(1,357,920)
                                                                       ===========================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 93
iShares Trust
Statements of Operations (continued)
For the six months ended October 31, 2001 (Unaudited)

                                                                         iShares Dow Jones U.S.            iShares Cohen & Steers
                                                                 ----------------------------------------  -----------------------
                                                                  Financial                      Real             Realty
                                                                   Services      Internet       Estate            Majors
                                                                  Index Fund    Index Fund    Index Fund        Index Fund
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                     $   379,274   $          -   $ 2,044,702       $1,370,801
   Interest                                                              495            188         2,412            1,397
   Securities lending income                                             680          6,097        14,281            2,796
                                                                 ---------------------------------------------------------
Total investment income                                              380,449          6,285     2,061,395        1,374,994
                                                                 ---------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                     112,076         49,341       186,211           69,594
                                                                 ---------------------------------------------------------
Total expenses                                                       112,076         49,341       186,211           69,594
                                                                 ---------------------------------------------------------
Net investment income (loss)                                         268,373        (43,056)    1,875,184        1,305,400
                                                                 ---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from investments                       2,246,169    (13,637,890)    5,588,707          452,203
   Net change in unrealized appreciation (depreciation) on
     investments                                                  (6,696,309)     3,409,667    (7,272,507)        (653,720)
                                                                 ---------------------------------------------------------
Net realized and unrealized loss                                  (4,450,140)   (10,228,223)   (1,683,800)        (201,517)
                                                                 ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS                                                  $(4,181,767)  $(10,271,279)  $   191,384       $1,103,883
                                                                 =========================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
 page 94                                                                i|Shares
iShares Trust
StatementS of Changes in Net Assets

                                                                     iShares Dow Jones U.S.             iShares Dow Jones U.S.
                                  iShares Dow Jones u.s.             Basic Materials Sector            Consumer Cyclical Sector
                                  Total Market Index Fund                  Index Fund                        Index Fund
                             ---------------------------------  --------------------------------- ---------------------------------
                                               For the period                     For the period                    For the period
                               For the six     June 12, 2000      For the six     June 12, 2000     For the six     June 12, 2000
                              months ended     (Commencement     months ended     (Commencement     months ended    (Commencement
                              Oct. 31, 2001  of operations) to  Oct. 31, 2001  of operations) to  Oct. 31, 2001  of operations) to
                               (Unaudited)     April 30, 2001     (Unaudited)     April 30, 2001    (Unaudited)     April 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

Operations:
   Net investment income       $    418,206       $   313,830     $    125,058       $   138,261     $     6,518       $    25,842
   Net realized gain (loss)      (2,121,307)         (445,124)         516,031           (25,222)     (1,003,796)           31,598
   Net change in unrealized
     appreciation
     (depreciation)             (10,909,130)       (6,506,961)      (1,984,644)          667,924      (7,434,937)          177,838
                               ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                    (12,612,231)       (6,638,255)      (1,343,555)          780,963      (8,432,215)          235,278
                               ---------------------------------------------------------------------------------------------------

Distributions to
  iShareholders:
   From net investment
     income                        (424,915)         (243,544)        (126,011)         (133,601)        (12,123)          (29,891)
   From net realized gain                 -            (6,982)               -           (17,539)              -           (47,006)
                               ---------------------------------------------------------------------------------------------------
Total distributions to
  iShareholders                    (424,915)         (250,526)        (126,011)         (151,140)        (12,123)          (76,897)
                               ---------------------------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                  22,325,855        73,513,375       15,047,717        15,892,905      18,643,565        38,392,976
   iShares redeemed                       -                 -      (14,646,322)       (6,711,925)     (9,181,366)       (8,611,821)
                               ---------------------------------------------------------------------------------------------------
Net increase in net assets
  from iShares transactions      22,325,855        73,513,375          401,395         9,180,980       9,462,199        29,781,155
                               ------------       -----------     ------------       -----------     -----------       -----------
Increase (decrease) in net
  assets                          9,288,709        66,624,594       (1,068,171)        9,810,803       1,017,861        29,939,536

NET ASSETS:
Beginning of period              66,624,594                 -        9,810,803                 -      29,939,536                 -
                               ---------------------------------------------------------------------------------------------------
End of period                  $ 75,913,303       $66,624,594     $  8,742,632       $ 9,810,803     $30,957,397       $29,939,536
                               ===================================================================================================
Undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period                $     62,742       $    69,451     $      3,707     $       4,660     $    (5,597)      $         8
                               ===================================================================================================

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                      400,000         1,150,000          400,000           450,000         350,000           650,000
  iShares redeemed                        -                 -         (400,000)         (200,000)       (200,000)         (150,000)
                               ---------------------------------------------------------------------------------------------------
Net increase in iShares
 outstanding                        400,000         1,150,000                -           250,000          150,000          500,000
                               ===================================================================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 95
iShares Trust
Statements of Changes in Net Assets (continued)

                                  iShares Dow Jones U.S.
                                  Consumer Non-cyclical             iShares Dow Jones U.S.            iShares Dow Jones U.S.
                                    Sector Index Fund              Energy Sector Index Fund          Financial Sector Index Fund
                             --------------------------------  ---------------------------------  ---------------------------------
                                              For the period                     For the period                     For the period
                              For the six     June 12, 2000      For the six     June 12, 2000      For the six      May 22, 2000
                              months ended    (Commencement     months ended     (Commencement     months ended     (Commencement
                              Oct. 31, 2001   of operations) to  Oct. 31, 2001  of operations) to  Oct. 31, 2001  of operations) to
                              (Unaudited)     April 30, 2001     (Unaudited)     April 30, 2001     (Unaudited)     April 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

Operations:
   Net investment income       $   139,493      $    146,054     $    370,826      $    298,024     $    489,060     $   1,082,856
   Net realized gain (loss)        206,099         1,070,519         (558,252)        1,007,929         (286,031)       10,111,817
   Net change in unrealized
     appreciation
     (depreciation)                369,303        (1,250,531)     (13,244,895)        3,339,371       (7,893,579)        2,863,741
                               ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                       714,895           (33,958)     (13,432,321)        4,645,324       (7,690,550)       14,058,414
                               ---------------------------------------------------------------------------------------------------

Distributions to
  Ishareholders:
   From net investment
     income                       (152,756)         (106,701)        (372,734)         (314,652)        (513,685)         (940,451)
   From net realized gain               --                --               --                --               --           (98,422)
                               ---------------------------------------------------------------------------------------------------
Total distributions to
  iShareholders                   (152,756)         (106,701)        (372,734)         (314,652)        (513,685)       (1,038,873)
                               ---------------------------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                 20,773,295        28,572,900       58,845,085        73,508,220       40,193,327       168,937,183
   iShares redeemed             (6,245,188)      (14,240,024)     (36,344,362)      (23,682,861)     (16,104,168)     (124,707,959)
                               -----------      ------------     ------------      ------------     ------------     -------------
Net increase in net assets
  from iShares transactions     14,528,107        14,332,876       22,500,723        49,825,359       24,089,159        44,229,224
                               ---------------------------------------------------------------------------------------------------
Increase in net assets          15,090,246        14,192,217        8,695,668        54,156,031       15,884,924        57,248,765

NET ASSETS:
Beginning of period             14,192,217                --       54,156,031                --       57,248,765                --
                               ---------------------------------------------------------------------------------------------------
End of period                  $29,282,463      $ 14,192,217     $ 62,851,699      $ 54,156,031     $ 73,133,689     $  57,248,765
                               ===================================================================================================

Undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period                $    26,090      $     39,353     $     (1,908)  $            --     $     84,437     $     109,062
                               ===================================================================================================

iSHARES ISSUED AND
  REDEEMED:
   iShares sold                    500,000           700,000        1,150,000         1,400,000          500,000         2,200,000
   iShares redeemed               (150,000)         (350,000)        (750,000)         (450,000)        (200,000)       (1,500,000)
                               ---------------------------------------------------------------------------------------------------
Net increase in iShares
  outstanding                      350,000           350,000          400,000           950,000          300,000           700,000
                               ===================================================================================================


--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
page 96                                                                i|Shares
iShares Trust
Statements of Changes in Net Assets (continued)

                                   iShares Dow Jones U.S.            iShares Dow Jones U.S.             iShares Dow Jones U.S.
                                Healthcare Sector Index Fund      Industrial Sector Index Fund       Technology Sector Index Fund
                             ---------------------------------  ---------------------------------  --------------------------------
                                              For the period                     For the period                     For the period
                               For the Six     June 12, 2000      For the six     June 12, 2000      For the six     May 15, 2000
                               months ended    (Commencement     months ended     (Commencement     months ended     (Commencement
                              Oct. 31, 2001  of operations) to   Oct. 31, 2001  of operations) to   Oct. 31, 2001  of Operations) to
                               (Unaudited)    April 30, 2001      (Unaudited)    April 30, 2001      (Unaudited)    April 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

Operations:
   Net investment income
     (loss)                    $    303,007      $    120,460     $    138,662       $    98,215     $   (212,578)    $   (510,486)
   Net realized gain (loss)         512,665           844,329       (4,026,808)         (607,911)      (2,971,078)         868,638
   Net change in unrealized
     appreciation
     (depreciation)              (4,784,950)       (2,731,138)      (5,821,598)       (1,494,729)     (28,712,224)     (54,297,866)
                               ---------------------------------------------------------------------------------------------------
Net decrease in net assets
  resulting from operations      (3,969,278)       (1,766,349)      (9,709,744)       (2,004,425)     (31,895,880)     (53,939,714)
                               ---------------------------------------------------------------------------------------------------

Distributions to
  iShareholders:
   From net investment
     income                        (255,599)         (129,486)        (143,573)         (105,375)              --               --
   From net realized gain                --           (64,628)              --           (52,511)              --               --
                               ---------------------------------------------------------------------------------------------------
Total distributions to
  iShareholders                    (255,599)         (194,114)        (143,573)         (157,886)              --               --
                               ---------------------------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                  84,157,471       120,097,866       10,019,593        56,492,920       28,085,596      201,179,722
   iShares redeemed              (6,025,821)       (9,867,974)     (10,929,414)       (8,440,104)      (5,803,186)     (36,249,719)
                               ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from iShares
  transactions                   78,131,650       110,229,892         (909,821)       48,052,816       22,282,410      164,930,003
                               ---------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets                         73,906,773       108,269,429      (10,763,138)       45,890,505       (9,613,470)     110,990,289

NET ASSETS:
Beginning of period             108,269,429                --       45,890,505                --      110,990,289               --
                               ---------------------------------------------------------------------------------------------------
End of period                  $182,176,202      $108,269,429     $ 35,127,367       $45,890,505     $101,376,819     $110,990,289
                               ===================================================================================================

Undistributed
  (distributions in excess
  of) net investment income
  (accumulated net
  investment loss) included
  in net assets at end of
  period                       $     47,408   $            --     $     (4,911)  $            --     $   (212,578)  $           --
                               ===================================================================================================

iSHARES ISSUED AND
  REDEEMED:
   iShares sold                   1,350,000         1,900,000          200,000         1,000,000          550,000        2,200,000
   iShares redeemed                (100,000)         (150,000)        (250,000)         (150,000)        (100,000)        (450,000)
                               ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  iShares outstanding             1,250,000         1,750,000          (50,000)          850,000          450,000        1,750,000
                               ===================================================================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 97
iShares Trust
Statements of Changes in Net Assets (continued)

                     iShares Dow Jones U.S.           Ishares Dow Jones U.S.
                   Telecommunications Sector             Utilities Sector               Ishares Dow Jones U.S.
                           Index Fund                       Index Fund                   Chemicals Index Fund
              ---------------------------------   --------------------------------  --------------------------------
                                For the period                   For the period                     For the period
                For the six      May 22, 2000     For the six     June 12, 2000      For the six     June 12, 2000
                months ended     (Commencement    months ended    (Commencement      months ended    (Commencement
               Oct. 31, 2001  of operations) to  Oct. 31, 2001  of operations) to   Oct. 31, 2001  of Operations) to
                (Unaudited)     April 30, 2001    (Unaudited)     April 30, 2001     (Unaudited)    April 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

Operations:
   Net investment income       $    209,828      $    363,262     $    562,608      $    742,044     $    158,661      $   280,575
   Net realized gain (loss)      (5,108,567)       (7,525,427)        (780,619)        5,010,474         (869,063)          50,257
   Net change in unrealized
     appreciation
     (depreciation)              (7,387,548)       (6,778,956)     (10,658,528)          685,517         (647,518)         227,014
                               ------------      ------------     ------------      ------------     ------------      -----------
Net increase (decrease) in
  net assets resulting from
  operations                    (12,286,287)      (13,941,121)     (10,876,539)        6,438,035       (1,357,920)         557,846
                               ------------      ------------     ------------      ------------     ------------      -----------

Distributions to
  iShareholders:
   From net investment
     income                        (213,486)         (253,372)        (556,451)         (697,569)        (186,314)        (254,692)
   From net realized gain                --          (675,599)              --           (55,156)              --         (101,848)
                               ------------      ------------     ------------      ------------     ------------      -----------
Total distributions to
  iShareholders                    (213,486)         (928,971)        (556,451)         (752,725)        (186,314)        (356,540)
                               ------------      ------------     ------------      ------------     ------------      -----------

iShares Transactions:
   iShares sold                   5,304,126       110,589,888        7,556,799        80,926,328        3,912,358       24,295,870
   iShares redeemed             (11,017,662)      (40,116,890)      (6,871,731)      (43,635,957)     (15,524,722)      (5,618,956)
                               ------------      ------------     ------------      ------------     ------------      -----------
Net increase (decrease) in
  net assets from iShares
  transactions                   (5,713,536)       70,472,998          685,068        37,290,371      (11,612,364)      18,676,914
                               ------------      ------------     ------------      ------------     ------------      -----------
Increase (decrease) in net
  assets                        (18,213,309)       55,602,906      (10,747,922)       42,975,681      (13,156,598)      18,878,220

NET ASSETS:
Beginning of period              55,602,906                --       42,975,681                --       18,878,220               --
                               ------------      ------------     ------------      ------------     ------------      -----------
End of period                  $ 37,389,597      $ 55,602,906     $ 32,227,759      $ 42,975,681     $  5,721,622      $18,878,220
                               ============      ============     ============      ============     ============      ===========
Undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period                $    106,232      $    109,890     $     50,632      $     44,475     $     (1,770)     $    25,883
                               ============      ============     ============      ============     ============      ===========

iSHARES ISSUED AND
  REDEEMED:
   iShares sold                     150,000         2,200,000          100,000         1,050,000          100,000          600,000
   iShares redeemed                (350,000)         (750,000)        (100,000)         (550,000)        (400,000)        (150,000)
                               ------------      ------------     ------------      ------------     ------------      -----------
Net increase (decrease) in
  iShares outstanding              (200,000)        1,450,000               --           500,000         (300,000)         450,000
                               ============      ============     ============      ============     ============      ===========


--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
 page 98                                                               i|Shares
iShares Trust
Statements of Changes in Net Assets (continued)

                                  iShares Dow Jones U.S.             iShares Dow Jones U.S.             iShares Dow Jones U.S.
                                    Financial Services                      Internet                         Real Estate
                                        Index Fund                         Index Fund                        Index Fund
                             ---------------------------------  ---------------------------------  --------------------------------
                                               For the period                     For the period                   For the period
                               For the six     June 12, 2000      For the six      May 15, 2000    For the six     June 12, 2000
                              months ended     (Commencement     months ended     (Commencement    months ended    (Commencement
                              Oct. 31, 2001  of operations) to   Oct. 31, 2001  of operations) to  Oct. 31, 2001  of Operations) to
                               (Unaudited)     April 30, 2001     (Unaudited)     April 30, 2001   (Unaudited)      April 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

Operations:
   Net investment income
     (loss)                    $    268,373      $    525,418     $    (43,056)    $    (251,690)   $   1,875,184     $  1,740,899
   Net realized gain (loss)       2,246,169         7,596,460      (13,637,890)       (2,082,701)       5,588,707          819,823
   Net change in unrealized
     appreciation
     (depreciation)              (6,696,309)          454,183        3,409,667       (19,496,923)      (7,272,507)       1,428,746
                               ------------      ------------   --------------   ---------------    -------------     ------------
Net increase (decrease) in
  net assets resulting from
  operations                     (4,181,767)        8,576,061      (10,271,279)      (21,831,314)         191,384        3,989,468
                               ------------      ------------   --------------   ---------------    -------------     ------------

Distributions to
  iShareholders:
   From net investment
     income                        (274,680)         (476,156)              --                --       (1,934,799)      (1,129,858)
   From net realized gain                --           (32,617)              --          (982,729)              --          (69,748)
                               ------------      ------------   --------------   ---------------    -------------     ------------
Total distributions to
  iShareholders                    (274,680)         (508,773)              --          (982,729)      (1,934,799)      (1,199,606)
                               ------------      ------------   --------------   ---------------    -------------     ------------

iShares Transactions:
   iShares sold                  26,904,678        81,665,512        7,304,556       151,589,668      108,086,182       66,197,350
   iShares redeemed             (27,000,210)      (52,266,138)      (2,381,096)     (110,524,648)    (104,278,575)     (14,938,646)
                               ------------      ------------   --------------   ---------------    -------------     ------------
Net increase (decrease) in
  net assets from iShares
  transactions                      (95,532)       29,399,374        4,923,460        41,065,020        3,807,607       51,258,704
                               ------------      ------------   --------------   ---------------    -------------     ------------
Increase (decrease) in net
  assets                         (4,551,979)       37,466,662       (5,347,819)       18,250,977        2,064,192       54,048,566

NET ASSETS:
Beginning of period              37,466,662                --       18,250,977                --       54,048,566               --
                               ------------      ------------   --------------   ---------------    -------------     ------------
End of period                  $ 32,914,683      $ 37,466,662     $ 12,903,158     $  18,250,977    $  56,112,758     $ 54,048,566
                               ============      ============   ==============   ===============    =============     ============

Undistributed net investment
  income (accumulated net
  investment loss) included
  in net assets at end of
  period                       $     42,955      $     49,262     $    (43,056)    $          --    $     386,283     $    445,898
                               ============      ============   ==============   ===============    =============     ============

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                      300,000           950,000          500,000         2,700,000        1,350,000          900,000
  iShares redeemed                 (300,000)         (550,000)        (200,000)       (1,800,000)      (1,300,000)        (200,000)
                               ------------      ------------   --------------   ---------------    -------------     ------------
Net increase in iShares
 outstanding                             --           400,000          300,000           900,000          50,000          700,000
                               ============      ============   ==============   ===============    ============      ============

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 99
iShares Trust
Statements of Changes in Net Assets (continued)

                                               iShares Cohen & Steers
                                              Realty Majors Index Fund
                                          --------------------------------
                                                           For the period
                                           For The Six    January 29, 2001
                                           months ended    (Commencement
                                          Oct. 31, 2001  of operations) to
                                           (Unaudited)     April 30, 2001
--------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                    $  1,305,400   $   527,692
   Net realized gain (loss)                      452,203       (12,962)
   Net change in unrealized appreciation
     (depreciation)                             (653,720)      (97,317)
                                            ------------   -----------
Net increase in net assets resulting
  from operations                              1,103,883       417,413
                                            ------------   -----------

Distributions to iShareholders:
   From net investment income                 (1,406,537)     (218,800)
                                            ------------   -----------
Total distributions to iShareholders          (1,406,537)     (218,800)
                                            ------------   -----------

iShares Transactions:
   iShares sold                               12,488,188    39,848,642
   iShares redeemed                          (32,422,019)           --
                                            ------------   -----------
Net increase (decrease) in net assets
  from iShares transactions                  (19,933,831)   39,848,642
                                            ------------   -----------
Increase (decrease) in net assets            (20,236,485)   40,047,255

NET ASSETS:
Beginning of period                           40,047,255            --
                                            ------------   -----------
End of period                               $ 19,810,770   $40,047,255
                                            ============   ===========

Undistributed net investment income
  included in net assets at end of
  period                                    $    209,537   $   310,674
                                            ============   ===========

iSHARES ISSUED AND REDEEMED:
   iShares sold                                  150,000       500,000
   iShares redeemed                             (400,000)           --
                                            ------------   -----------
Net increase (decrease) in iShares
  outstanding                                   (250,000)      500,000
                                            ============   ===========

--------------------------------------------------------------------------------

See notes to financial statements.


--------------------------------------------------------------------------------
page 100                                                               i|Shares
iShares Trust
Financial Highlights
(For a share outstanding throughout each period)

                                                          iShares Dow Jones U.S.              iShares Dow Jones U.S.
                                                              Total Market                       Basic Materials
                                                               Index Fund                       Sector Index Fund
                                                    ---------------------------------   ----------------------------------
                                                                       Period from                         Period from
                                                      Six months      June 12, 2000       Six months      June 12, 2000
                                                        ended         (Commencement         ended         (Commencement
                                                    Oct. 31, 2001   of operations) To   Oct. 31, 2001   of operations) to
                                                     (Unaudited)      April 30, 2001     (Unaudited)      April 30, 2001
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  57.93            $  67.15         $ 39.24              $36.04
                                                         --------            --------         -------              ------
Income from investment operations:
   Net investment income                                     0.29                0.42            0.36                0.55
   Net realized and unrealized gain (loss)                  (8.93)              (9.27)          (4.27)               3.25
                                                         --------            --------         -------              ------
Total from investment operations                            (8.64)              (8.85)          (3.91)               3.80
                                                         --------            --------         -------              ------
Less distributions from:
   Net investment income                                    (0.31)              (0.36)          (0.36)              (0.53)
   Net realized gain                                            -               (0.01)              -               (0.07)
                                                         --------            --------         -------              ------
Total distributions                                         (0.31)              (0.37)          (0.36)              (0.60)
                                                         --------            --------         -------              ------
Net asset value, end of period                           $  48.98            $  57.93         $ 34.97              $39.24
                                                         ========            ========         =======              ======

Total return (not annualized)                             (14.95)%            (13.20)%         (9.99)%              10.80%
                                                         ========            ========         =======              ======

Ratios/Supplemental data:
   Net assets, end of period (000s)                      $ 75,913            $ 66,625         $ 8,743              $9,811
   Ratio of expenses to average net assets/(1)/              0.20%               0.20%           0.60%               0.60%
   Ratio of net investment income to average net
     assets/(1)/                                             1.14%               0.98%           1.95%               1.77%
   Portfolio turnover rate/(2)/                                 3%                  5%              3%                 16%
--------------------------------------------------------------------------------------------------------------------------

                                                          iShares Dow Jones U.S.
                                                            Consumer Cyclical
                                                            Sector Index Fund
                                                  ------------------------------------
                                                                       Period from
                                                      Six months      June 12, 2000
                                                        ended         (Commencement
                                                    Oct. 31, 2001   of operations) to
                                                     (Unaudited)      April 30, 2001
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  59.88             $ 59.63
                                                         --------             -------
Income from investment operations:
   Net investment income                                     0.01                0.09
   Net realized and unrealized gain (loss)                 (12.24)               0.45
                                                         --------             -------
Total from investment operations                           (12.23)               0.54
                                                         --------             -------
Less distributions from:
   Net investment income                                    (0.02)              (0.10)
   Net realized gain                                            -               (0.19)
                                                         --------             -------
Total distributions                                         (0.02)              (0.29)
                                                         --------             -------
Net asset value, end of period                           $  47.63             $ 59.88
                                                         ========             =======
Total return (not annualized)                             (20.42)%               0.98%
                                                         ========             =======
Ratios/Supplemental data:
   Net assets, end of period (000s)                      $ 30,957             $29,940
   Ratio of expenses to average net assets/(1)/              0.60%               0.60%
   Ratio of net investment income to average net
     assets/(1)/                                             0.04%               0.16%
   Portfolio turnover rate/(2)/                                 3%                 25%
--------------------------------------------------------------------------------------

/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.


--------------------------------------------------------------------------------
iShares Financial Highlights                                            page 101
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                            iShares Dow Jones U.S.                iShares Dow Jones U.S.
                                                            Consumer Non-Cyclical                     Energy Sector
                                                              Sector Index Fund                         Index Fund
                                                    -------------------------------------   ----------------------------------
                                                                           Period from                         Period from
                                                        Six months        June 12, 2000       Six months      June 12, 2000
                                                          ended           (Commencement         ended         (Commencement
                                                      Oct. 31, 2001     of operations) to   Oct. 31, 2001   of operations) to
                                                       (Unaudited)        April 30, 2001     (Unaudited)      April 30, 2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 40.55             $ 40.83            $  57.01             $ 50.79
                                                        -------             -------            --------             -------
Income from investment operations:
   Net investment income                                   0.28                0.42                0.31                0.40
   Net realized and unrealized gain (loss)                 1.35               (0.39)             (10.45)               6.24
                                                        -------             -------            --------             -------
Total from investment operations                           1.63                0.03              (10.14)               6.64
                                                        -------             -------            --------             -------
Less distributions from:
   Net investment income                                  (0.35)              (0.31)              (0.31)              (0.42)
   Net realized gain                                          -                   -                   -                   -
                                                        -------             -------            --------             -------
Total distributions                                       (0.35)              (0.31)              (0.31)              (0.42)
                                                        -------             -------            --------             -------
Net asset value, end of period                          $ 41.83             $ 40.55            $  46.56             $ 57.01
                                                        =======             =======            ========             =======

Total return (not annualized)                              4.04%               0.06%             (17.79)%             13.13%
                                                        =======             =======            ========             =======

Ratios/Supplemental data:
   Net assets, end of period (000s)                     $29,282             $14,192            $ 62,852             $54,156
   Ratio of expenses to average net assets/(1)/            0.60%               0.60%               0.60%               0.60%
   Ratio of net investment income to average net
     assets/(1)/                                           1.45%               1.21%               1.24%               0.94%
   Portfolio turnover rate/(2)/                               4%                 38%                 16%                 20%
------------------------------------------------------------------------------------------------------------------------------

                                                          iShares Dow Jones U.S.
                                                             Financial Sector
                                                               Index Fund
                                                  ------------------------------------
                                                                       Period from
                                                      Six months       May 22, 2000
                                                        ended         (Commencement
                                                    Oct. 31, 2001   of Operations) to
                                                     (Unaudited)      April 30, 2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 81.78             $ 71.80
                                                          -------             -------
Income from investment operations:
   Net investment income                                     0.53                1.77
   Net realized and unrealized gain (loss)                  (8.58)              10.17
                                                          -------             -------
Total from investment operations                            (8.05)              11.94
                                                          -------             -------
Less distributions from:
   Net investment income                                    (0.60)              (1.57)
   Net realized gain                                            -               (0.39)
                                                          -------             -------
Total distributions                                         (0.60)              (1.96)
                                                          -------             -------
Net asset value, end of period                            $ 73.13             $ 81.78
                                                          =======             =======
Total return (not annualized)                              (9.89)%              16.69%
                                                          =======             =======
Ratios/supplemental data:
   Net assets, end of period (000s)                       $73,134             $57,249
   Ratio of expenses to average net assets/(1)/              0.60%               0.60%
   Ratio of net investment income to average net
     assets/(1)/                                             1.47%               1.46%
   Portfolio turnover rate/(2)/                                 2%                 11%
--------------------------------------------------------------------------------------

/(1)/  Annualized for periods less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
page 102                                                                i|Shares
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                          iShares Dow Jones U.S.                  iShares Dow Jones U.S.
                                                             Healthcare Sector                      Industrial Sector
                                                                Index Fund                             Index Fund
                                                  ---------------------------------------   ----------------------------------
                                                                           Period from                         Period from
                                                      Six months          June 12, 2000       Six months      June 12, 2000
                                                         ended            (Commencement         ended         (Commencement
                                                     Oct. 31, 2001      of operations) to   Oct. 31, 2001   of operations) to
                                                      (Unaudited)         April 30, 2001     (Unaudited)      April 30, 2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  61.87               $  59.53        $  53.99             $ 58.11
                                                          --------               --------        --------             -------
Income from investment operations:
   Net investment income (loss)                               0.13                   0.13            0.14                0.22
   Net realized and unrealized gain (loss)                   (1.16)                  2.44          (10.07)              (3.98)
                                                          --------               --------        --------             -------
Total from investment operations                             (1.03)                  2.57           (9.93)              (3.76)
                                                          --------               --------        --------             -------
Less distributions from:
   Net investment income                                     (0.11)                 (0.14)          (0.15)              (0.23)
   Net realized gain                                             -                  (0.09)              -               (0.13)
                                                          --------               --------        --------             -------
Total distributions                                          (0.11)                 (0.23)          (0.15)              (0.36)
                                                          --------               --------        --------             -------
Net asset value, end of period                            $  60.73               $  61.87        $  43.91             $ 53.99
                                                          ========               ========        ========             =======

Total return (not annualized)                                (1.67)%                  4.29%        (18.39)%             (6.46)%
                                                          ========               ========        ========             =======

Ratios/Supplemental Data:
   Net assets, end of period (000s)                       $182,176               $108,269        $ 35,127             $45,891
   Ratio of expenses to average net assets/(1)/               0.60%                  0.60%           0.60%               0.60%
   Ratio of net investment income (loss) to
     average net assets/(1)/                                  0.42%                  0.29%           0.61%               0.44%
   Portfolio turnover rate/(2)/                                  0%/(3)/                5%             14%                 23%
------------------------------------------------------------------------------------------------------------------------------

                                                       iShares Dow Jones U.S.
                                                         Technology Sector
                                                            Index Fund
                                                -----------------------------------
                                                                    Period from
                                                   Six months       May 15, 2000
                                                     ended         (Commencement
                                                 Oct. 31, 2001   of Operations) to
                                                  (Unaudited)      April 30, 2001
-----------------------------------------------------------------------------------
Net asset value, beginning of period                  $  63.42            $ 116.57
                                                      --------            --------
Income from investment operations:
   Net investment income (loss)                          (0.10)              (0.29)
   Net realized and unrealized gain (loss)              (17.24)             (52.86)
                                                      --------            --------
Total from investment operations                        (17.34)             (53.15)
                                                      --------            --------
Less distributions from:
   Net investment income                                     -                   -
   Net realized gain                                         -                   -
                                                      --------            --------
Total distributions                                          -                   -
                                                      --------            --------
Net asset value, end of period                        $  46.08            $  63.42
                                                      ========            ========
Total Return (not annualized)                           (27.34)%            (45.60)%
                                                      ========            ========
Ratios/Supplemental data:
   Net assets, end of period (000s)                   $101,377            $110,990
   Ratio of expenses to average net assets/(1)/           0.60%               0.60%
   Ratio of net investment income (loss) to
     average net assets/(1)/                             (0.42)%             (0.47)%
   Portfolio turnover rate/(2)/                              3%                 11%
-----------------------------------------------------------------------------------

/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/(3)/  Rounds to less than 1%.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                            page 103
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                          iShares Dow Jones U.S.              iShares Dow Jones U.S.
                                                        Telecommunications Sector               Utilities Sector
                                                               Index Fund                          Index Fund
                                                    --------------------------------    -----------------------------------
                                                                       Period from                         Period from
                                                      Six Months       May 22, 2000       Six Months      June 12, 2000
                                                        ended         (Commencement         ended         (Commencement
                                                    Oct. 31, 2001   of Operations) to   Oct. 31, 2001   of Operations) to
                                                     (Unaudited)      April 30, 2001     (Unaudited)      April 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  38.35            $  56.81        $  85.95             $ 69.81
                                                         --------            --------        --------             -------
Income from investment operations:
   Net investment income                                     0.15                0.35            1.02                1.82
   Net realized and unrealized gain (loss)                  (8.45)             (17.95)         (21.50)              16.19
                                                         --------            --------        --------             -------
Total from investment operations                            (8.30)             (17.60)         (20.48)              18.01
                                                         --------            --------        --------             -------
Less distributions from:
   Net investment income                                    (0.14)              (0.27)          (1.01)              (1.73)
   Net realized gain                                            -               (0.59)              -               (0.14)
                                                         --------            --------        --------             -------
Total distributions                                         (0.14)              (0.86)          (1.01)              (1.87)
                                                         --------            --------        --------             -------
Net asset value, end of period                           $  29.91            $  38.35        $  64.46             $ 85.95
                                                         ========            ========        ========             =======

Total return (not annualized)                              (21.69)%            (31.06)%        (23.94)%              25.90%
                                                         ========            ========        ========             =======

Ratios/Supplemental data:
   Net assets, end of period (000s)                      $ 37,390            $ 55,603        $ 32,228             $42,976
   Ratio of expenses to average net assets/(1)/              0.60%               0.60%           0.60%               0.60%
   Ratio of net investment income to average net
     assets/(1)/                                             0.79%               0.80%           2.76%               2.59%
   Portfolio turnover rate/(2)/                                19%                 43%              6%                 11%
--------------------------------------------------------------------------------------------------------------------------

                                                          iShares Dow Jones U.S.
                                                               Chemicals
                                                               Index Fund
                                                   -----------------------------------
                                                                       Period from
                                                      Six Months      June 12, 2000
                                                        ended         (Commencement
                                                    Oct. 31, 2001   of Operations) to
                                                     (Unaudited)      April 30, 2001
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 41.95             $ 40.26
                                                          -------             -------
Income from investment operations:
   Net investment income                                     0.49                0.65
   Net realized and unrealized gain (loss)                  (3.74)               1.88
                                                          -------             -------
Total from investment operations                            (3.25)               2.53
                                                          -------             -------
Less distributions from:
   Net investment income                                    (0.56)              (0.59)
   Net realized gain                                            -               (0.25)
                                                          -------             -------
Total distributions                                         (0.56)              (0.84)
                                                          -------             -------
Net asset value, end of period                            $ 38.14             $ 41.95
                                                          =======             =======
Total return (not annualized)                               (7.76)%               6.53%
                                                          =======             =======
Ratios/Supplemental Data:
   Net assets, end of period (000s)                       $ 5,722             $18,878
   Ratio of expenses to average net assets/(1)/              0.60%               0.60%
   Ratio of net investment income to average net
     assets/(1)/                                             2.28%               1.90%
   Portfolio turnover rate/(2)/                                12%                 16%
--------------------------------------------------------------------------------------

/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
page 104                                                          i|Shares
iShares Trust
Financial Highlights (continued)
(For a Share outstanding throughout each period)

                                                  iShares Dow Jones U.S.              iShares Dow Jones U.S.
                                              Financial Services Index Fund            Internet Index Fund
                                            ----------------------------------  ----------------------------------
                                                               Period from                         Period from
                                              Six Months      June 12, 2000       Six Months       May 15, 2000
                                                ended         (Commencement         ended         (Commencement
                                            Oct. 31, 2001   of Operations) to   Oct. 31, 2001   of Operations) to
                                             (Unaudited)      April 30, 2001     (Unaudited)      April 30, 2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  93.67             $ 85.58        $  20.28            $  67.97
                                                 --------             -------        --------            --------
Income from investment operations:
   Net investment income (loss)                      0.61                1.29           (0.04)              (0.28)
   Net realized and unrealized gain
     (loss)                                        (11.36)               8.10           (9.49)             (45.77)
                                                 --------             -------        --------            --------
Total from investment operations                   (10.75)               9.39           (9.53)             (46.05)
                                                 --------             -------        --------            --------
Less distributions from:
   Net investment income                            (0.63)              (1.17)              -                   -
   Net realized gain                                    -               (0.13)              -               (1.64)
                                                 --------             -------        --------            --------
Total distributions                                 (0.63)              (1.30)              -               (1.64)
                                                 --------             -------        --------            --------
Net asset value, end of period                   $  82.29             $ 93.67        $  10.75            $  20.28
                                                 ========             =======        ========            ========

Total return (not annualized)                      (11.52)%              11.03%        (46.99)%            (68.45)%
                                                 ========             =======        ========            ========

Ratios/Supplemental Data:
   Net assets, end of period (000s)              $ 32,915             $37,467        $ 12,903            $ 18,251
   Ratio of expenses to average net
     assets/(1)/                                     0.60%               0.60%           0.60%               0.60%
   Ratio of net investment income (loss)
     to average net assets/(1)/                      1.44%               1.33%         (0.52)%             (0.53)%
   Portfolio turnover rate/(2)/                         1%                  5%             29%                 74%
------------------------------------------------------------------------------------------------------------------

                                                iShares Dow Jones U.S.
                                                Real Estate Index Fund
                                          ----------------------------------
                                                               Period from
                                              Six Months      June 12, 2000
                                                ended         (Commencement
                                            Oct. 31, 2001   of Operations) to
                                             (Unaudited)      April 30, 2001
------------------------------------------------------------------------------
Net asset value, beginning of period              $ 77.21             $ 68.97
                                                  -------             -------
Income from investment operations:
   Net investment income (loss)                      2.47                3.51
   Net realized and unrealized gain
     (loss)                                         (2.26)               7.51
                                                  -------             -------
Total from investment operations                     0.21               11.02
                                                  -------             -------
Less distributions from:
   Net investment income                            (2.60)              (2.64)
   Net realized gain                                    -               (0.14)
                                                  -------             -------
Total distributions                                 (2.60)              (2.78)
                                                  -------             -------
Net asset value, end of period                    $ 74.82             $ 77.21
                                                  =======             =======
Total Return (Not Annualized)                        0.15%              16.32%
                                                  =======             =======
Ratios/Supplemental Data:
   Net assets, end of period (000s)               $56,113             $54,049
   Ratio of expenses to average net
     assets/(1)/                                     0.60%               0.60%
   Ratio of net investment income (loss)
     to average net assets/(1)/                      6.05%               6.37%
   Portfolio turnover rate/(2)/                         7%                 30%
------------------------------------------------------------------------------

/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                            page 105
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)


                                              iShares Cohen & Steers
                                             Realty Majors Index Fund
                                       -----------------------------------
                                                           Period from
                                         Six months       Jan. 29, 2001
                                            ended         (Commencement
                                        Oct. 31, 2001   of operations) to
                                         (Unaudited)     April 30, 2001
--------------------------------------------------------------------------
Net asset value, beginning of period          $ 80.09             $ 79.86
                                              -------             -------
Income from investment operations:
   Net investment income                         2.87                1.11
   Net realized and unrealized loss             (1.07)              (0.39)
                                              -------             -------
Total from investment operations                 1.80                0.72
                                              -------             -------
Less distributions from:
   Net investment income                        (2.65)              (0.49)
                                              -------             -------
Total distributions                             (2.65)              (0.49)
                                              -------             -------
Net asset value, end of period                $ 79.24             $ 80.09
                                              =======             =======

Total return (not annualized)                    2.17%               0.91%
                                              =======             =======

Ratios/supplemental data:
   Net assets, end of period (000s)           $19,811             $40,047
   Ratio of expenses to average net
     assets(1)                                   0.35%               0.35%
   Ratio of net investment income to
     average net assets(1)                       6.58%               6.01%
   Portfolio turnover rate(2)                       9%                  2%
--------------------------------------------------------------------------

/(1)/ Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
page 106                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2001, the Trust offered 50 investment portfolios or funds.

   The funds offered by the Trust, along with their respective exchange trading symbols are:

iShares S&P Series                        iShares Dow Jones Series                iShares Russell Series
------------------                        ------------------------                ----------------------
-  IShares S&P 100 Index Fund             -  iShares Dow Jones U.S. Total         -  iShares Russell 3000 Index
   (OEF)                                     Market Index Fund (IYY)                 Fund (IWV)
-  Ishares S&P 500 Index Fund             -  iShares Dow Jones U.S. Basic         -  iShares Russell 3000 Growth
   (IVV)                                     Materials Sector Index Fund             Index Fund (IWZ)
-  Ishares S&P 500/BARRA Growth              (IYM)                                -  iShares Russell 3000 Value
   Index Fund (IVW)                       -  iShares Dow Jones U.S.                  Index Fund (IWW)
-  Ishares S&P 500/BARRA Value               Consumer Cyclical Sector Index       -  iShares Russell 2000 Index
   Index Fund (IVE)                          Fund (IYC)                              Fund (IWM)
-  Ishares S&P Midcap 400 Index           -  iShares Dow Jones U.S.               -  iShares Russell 2000 Growth
   Fund (IJH)                                Consumer Non-Cyclical Sector            Index Fund (IWO)
-  Ishares S&P Midcap 400/BARRA              Index Fund (IYK)                     -  iShares Russell 2000 Value
   Growth Index Fund (IJK)                -  iShares Dow Jones U.S. Energy           Index Fund (IWN)
-  Ishares S&P Midcap 400/BARRA              Sector Index Fund (IYE)              -  iShares Russell 1000 Index
   Value Index Fund (IJJ)                 -  iShares Dow Jones U.S.                  Fund (IWB)
-  Ishares S&P Smallcap 600 Index            Financial Sector Index Fund          -  iShares Russell 1000 Growth
   Fund (IJR)                                (IYF)                                   Index Fund (IWF)
-  Ishares S&P Smallcap 600/BARRA         -  iShares Dow Jones U.S.               -  iShares Russell 1000 Value
   Growth Index Fund (IJT)                   Healthcare Sector Index Fund            Index Fund (IWD)
-  Ishares S&P Smallcap 600/BARRA            (IYH)                                -  iShares Russell Midcap Index
   Value Index Fund (IJS)                 -  iShares Dow Jones U.S.                  Fund (IWR)
-  Ishares S&P Global 100 Index              Industrial Sector Index Fund         -  iShares Russell Midcap Growth
   Fund (IOO)                                (IYJ)                                   Index Fund (IWP)
-  Ishares S&P Europe 350 Index           -  iShares Dow Jones U.S.               -  iShares Russell Midcap Value
   Fund (Iev)                                Technology Sector Index Fund            Index Fund (IWS)
-  Ishares S&p/tse 60 Index Fund             (IYW)
   (Ikc)                                                                          iShares Goldman Sachs Series
                                                                                 -----------------------------
-  iShares S&P Latin America 40           -  iShares Dow Jones U.S.               -  iShares Goldman Sachs
   Index Fund (ILF)                          Telecommunications Sector Index         Technology Index Fund (IGM)
-  iShares S&P/TOPIX 150 Index               Fund (IYZ)                           -  iShares Goldman Sachs
   Fund (ITF)                             -  iShares Dow Jones U.S.                  Networking Index Fund (IGN)
                                             Utilities Sector Index Fund          -  iShares Goldman Sachs
iShares Cohen & Steers Series                (IDU)                                   Semiconductor Index Fund (IGW)
-----------------------------
-  iShares Cohen & Steers Realty          -  iShares Dow Jones U.S.               -  iShares Goldman Sachs Software
   Majors Index Fund (ICF)                   Chemicals Index Fund (Iyd)              Index Fund (IGV)
                                          -  iShares Dow Jones U.S.               -  Ishares Goldman Sachs Natural
                                             Financial Services Index Fund           Resources Index Fund (IGE)
iShares Nasdaq Series                        (IYG)
---------------------
-  iShares Nasdaq Biotechnology           -  iShares Dow Jones U.S. Internet
   Index Fund (IBB)                          Index (IYV)
iShares Msci Series
-------------------
-  iShares Msci Eafe Index Fund           -  iShares Dow Jones U.S. Real
Ishares Dow Jones U.S. Real (EFA)            Estate Index Fund (IYR)

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 107
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

   The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

   These financial statements relate only to the iShares Dow Jones Index Funds and the iShares Cohen & Steers Realty Majors Index Fund (each a "Fund", collectively the "Funds"). Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

   The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

   SECURITY VALUATION

   Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

   DISTRIBUTIONS TO SHAREHOLDERS

   Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

   FEDERAL INCOME TAXES

   Each Fund is treated as a separate entity for federal income tax purposes.
It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended
October 31, 2001.

   At April 30, 2001, the Funds' tax year end, the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund and iShares Dow Jones U.S. Energy Sector Index Fund had tax basis net capital loss carryforwards of $12,169 and $369, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (April 30, 2009), whichever occurs first.

--------------------------------------------------------------------------------
page 108                                                               i|Shares
iShares Trust
Notes To The Financial Statements (Unaudited) (continued)

   For the six months ended October 31, 2001, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassed from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year end. The in-kind gains or losses for the six months ended October 31, 2001 were as follows:

   ------------------------------------------------------------------
   iShares Index Fund                                       Amount
   ------------------------------------------------------------------
   Dow Jones U.S. Basic Materials Sector                 $  612,310
   Dow Jones U.S. Consumer Cyclical Sector                 (755,810)
   Dow Jones U.S. Consumer Non-Cyclical Sector              430,260
   Dow Jones U.S. Energy Sector                            (253,467)
   Dow Jones U.S. Financial Sector                         (151,649)
   Dow Jones U.S. Healthcare Sector                         730,236
   Dow Jones U.S. Industrial Sector                        (418,982)
   Dow Jones U.S. Technology Sector                         993,404
   Dow Jones U.S. Telecommunications Sector                (137,480)
   Dow Jones U.S. Utilities Sector                         (219,152)
   Dow Jones U.S. Chemicals                                (785,606)
   Dow Jones U.S. Financial Services                      2,361,344
   Dow Jones U.S. Internet                                 (300,263)
   Dow Jones U.S. Real Estate                             5,929,467
   Cohen & Steers Realty Majors                             896,207
   ------------------------------------------------------------------

   REPURCHASE AGREEMENTS

   Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at October 31, 2001.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 109
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

   For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

   -------------------------------------------------------------
                                                       Advisory
   iShares Index Fund                                     Fee
   -------------------------------------------------------------
   Dow Jones U.S. Total Market                           0.20%
   Dow Jones U.S. Basic Materials Sector                 0.60
   Dow Jones U.S. Consumer Cyclical Sector               0.60
   Dow Jones U.S. Consumer Non-Cyclical Sector           0.60
   Dow Jones U.S. Energy Sector                          0.60
   Dow Jones U.S. Financial Sector                       0.60
   Dow Jones U.S. Healthcare Sector                      0.60
   Dow Jones U.S. Industrial Sector                      0.60
   Dow Jones U.S. Technology Sector                      0.60
   Dow Jones U.S. Telecommunications Sector              0.60
   Dow Jones U.S. Utilities Sector                       0.60
   Dow Jones U.S. Chemicals                              0.60
   Dow Jones U.S. Financial Services                     0.60
   Dow Jones U.S. Internet                               0.60
   Dow Jones U.S. Real Estate                            0.60
   Cohen & Steers Realty Majors                          0.35
   -------------------------------------------------------------

   Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

   SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

   Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., served as a broker-dealer for certain of the Funds. For the six months ended October 31, 2001, BGIS received the following amounts in brokerage commissions from these Funds, related to the purchases and sales of portfolio investments:

   --------------------------------------------------------------
                                                     Commissions
                                                       Paid to
   iShares Index Fund                                    BGIS
   --------------------------------------------------------------
   Dow Jones U.S. Total Market                       $       153
   Dow Jones U.S. Financial Sector                            14
   Dow Jones U.S. Technology Sector                            6
   Dow Jones U.S. Telecommunications Sector                  240
   Dow Jones U.S. Financial Services                          21
   --------------------------------------------------------------

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Barclays Global Investors Funds, Inc. Institutional Money Market Fund ("IMMF"). The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the

--------------------------------------------------------------------------------
page 110                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors and other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

   Pursuant to Rule 17a-7 of the 1940 Act, certain funds executed cross trades for the six months ended October 31, 2001. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. All transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

   Certain of the officers of the Trust are also employees of Investors Bank.

3. INVESTMENT PORTFOLIO TRANSACTIONS

   Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended October 31, 2001, were as follows:

   -----------------------------------------------------------------------------
   iShares Index Fund                            Purchases             Sales
   -----------------------------------------------------------------------------
   Dow Jones U.S. Total Market                   $2,583,833         $ 2,620,618
   Dow Jones U.S. Basic Materials Sector            393,597             398,490
   Dow Jones U.S. Consumer Cyclical Sector          860,866             840,408
   Dow Jones U.S. Consumer Non-Cyclical Sector      749,088             771,084
   Dow Jones U.S. Energy Sector                   9,385,244           9,305,625
   Dow Jones U.S. Financial Sector                1,429,542           1,401,612
   Dow Jones U.S. Healthcare Sector                 589,235             534,989
   Dow Jones U.S. Industrial Sector               6,413,565           6,380,818
   Dow Jones U.S. Technology Sector               3,122,698           3,314,293
   Dow Jones U.S. Telecommunications Sector       9,922,117          10,129,220
   Dow Jones U.S. Utilities Sector                2,469,628           2,441,335
   Dow Jones U.S. Chemicals                       1,760,641           1,781,832
   Dow Jones U.S. Financial Services                591,671             544,038
   Dow Jones U.S. Internet                        4,765,253           4,797,923
   Dow Jones U.S. Real Estate                     4,425,076           3,937,096
   Cohen & Steers Realty Majors                   4,069,922           3,618,178
   -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 111
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

   In-kind transactions for the six months ended October 31, 2001, were as follows:

   -----------------------------------------------------------------------------
                                                    In-kind            In-kind
   iShares Index Fund                              Purchases            Sales
   -----------------------------------------------------------------------------
   Dow Jones U.S. Total Market                   $ 22,292,329       $          -
   Dow Jones U.S. Basic Materials Sector           13,535,194         13,132,721
   Dow Jones U.S. Consumer Cyclical Sector         16,687,639          7,238,576
   Dow Jones U.S. Consumer Non-Cyclical Sector     18,838,298          4,314,117
   Dow Jones U.S. Energy Sector                    58,739,475         36,328,051
   Dow Jones U.S. Financial Sector                 40,457,628         16,441,974
   Dow Jones U.S. Healthcare Sector                82,278,382          4,164,013
   Dow Jones U.S. Industrial Sector                10,010,782         10,915,426
   Dow Jones U.S. Technology Sector                28,098,271          5,804,787
   Dow Jones U.S. Telecommunications Sector         5,300,128         10,985,864
   Dow Jones U.S. Utilities Sector                  4,298,216          3,625,235
   Dow Jones U.S. Chemicals                         3,874,027         15,494,582
   Dow Jones U.S. Financial Services               24,137,091         24,313,293
   Dow Jones U.S. Internet                          7,295,221          2,379,099
   Dow Jones U.S. Real Estate                     107,242,721        104,026,084
   Cohen & Steers Realty Majors                    13,129,374         33,635,892
   -----------------------------------------------------------------------------

   At October 31, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

   ------------------------------------------------------------------------------------------------------------------
                                                       Tax           Unrealized      Unrealized      Net Unrealized
   iShares Index Fund                                 Cost          Appreciation    Depreciation      Depreciation
   ------------------------------------------------------------------------------------------------------------------
   Dow Jones U.S. Total Market                   $ 96,212,138        $2,328,819     $(19,744,910)      $(17,416,091)
   Dow Jones U.S. Basic Materials Sector           10,056,837            17,887       (1,334,607)        (1,316,720)
   Dow Jones U.S. Consumer Cyclical Sector         39,285,040           454,062       (7,711,161)        (7,257,099)
   Dow Jones U.S. Consumer Non-Cyclical Sector     30,146,854           554,596       (1,435,824)          (881,228)
   Dow Jones U.S. Energy Sector                    76,094,866            78,227       (9,983,751)        (9,905,524)
   Dow Jones U.S. Financial Sector                 79,389,893         2,310,200       (7,340,038)        (5,029,838)
   Dow Jones U.S. Healthcare Sector               197,372,173         7,113,669      (14,629,757)        (7,516,088)
   Dow Jones U.S. Industrial Sector                44,099,670           746,146       (8,062,473)        (7,316,327)
   Dow Jones U.S. Technology Sector               191,196,813         1,057,683      (84,067,773)       (83,010,090)
   Dow Jones U.S. Telecommunications Sector        54,204,571            13,873      (14,180,377)       (14,166,504)
   Dow Jones U.S. Utilities Sector                 43,478,076           754,000      (10,727,011)        (9,973,011
   Dow Jones U.S. Chemicals                         6,141,476            31,840         (452,344)          (420,504)
   Dow Jones U.S. Financial Services               39,343,470           208,263       (6,450,389)        (6,242,126)
   Dow Jones U.S. Internet                         29,403,069           304,645      (16,391,901)       (16,087,256)
   Dow Jones U.S. Real Estate                      67,455,256           218,189       (6,061,950)        (5,843,761)
   Cohen & Steers Realty Majors                    22,406,026           367,760       (1,118,797)          (751,037)
   ------------------------------------------------------------------------------------------------------------------

4. iSHARES TRANSACTIONS

   At October 31, 2001, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

--------------------------------------------------------------------------------
page 112                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

   The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5. LOANS OF PORTFOLIO SECURITIES

   Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. Dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

   As of October 31, 2001, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at October 31, 2001 and the value of the related collateral were as follows:

   ---------------------------------------------------------------------------------
                                                       Value of          Value of
   iShares Index Fund                                 Securities        Collateral
   ---------------------------------------------------------------------------------
   Dow Jones U.S. Total Market                        $2,770,372        $2,929,444
   Dow Jones U.S. Consumer Cyclical Sector             1,017,372         1,063,042
   Dow Jones U.S. Consumer Non-Cyclical Sector             5,325             5,472
   Dow Jones U.S. Energy Sector                        3,191,703         3,302,616
   Dow Jones U.S. Financial Sector                     1,133,803         1,188,666
   Dow Jones U.S. Healthcare Sector                    7,481,711         7,725,253
   Dow Jones U.S. Industrial Sector                    1,578,096         1,645,284
   Dow Jones U.S. Technology Sector                    6,143,680         6,740,116
   Dow Jones U.S. Telecommunications Sector            2,625,349         2,762,708
   Dow Jones U.S. Utilities Sector                     1,264,694         1,313,468
   Dow Jones U.S. Financial Services                     195,366           205,308
   Dow Jones U.S. Internet                               367,040           405,534
   Dow Jones U.S. Real Estate                          5,384,475         5,616,122
   Cohen & Steers Realty Majors                        1,802,562         1,866,193
   ---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 113

[LOGO] iShares

        45 Fremont Street      www.ishares.com      1-800-iSHARES
        San Francisco, CA                           1-800-474-2737
        94105

iShares are distributed by SEI Investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investors Bank & Trust Co. serves as administrator, custodian, securities lending agent and transfer agent for the iShares Dow Jones Series and the iShares Cohen & Steers Series.

iShares are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company Inc. or Cohen & Steers Capital Management, Inc. Nor do these companies make any representation regarding the advisability of investing in iShares.

(c)2001 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Not FDIC insured
Have no bank guarantee
May lose value